Consolidated Schedule of Investments (unaudited) October 31, 2019	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations — 11.1%

Australia — 2.3%
Commonwealth of Australia:
1.25%, 02/21/22	AUD	1,495	$1,071,782
3.00%, 09/20/25		1,885	1,555,745
0.75%, 11/21/27		958	716,121
2.50%, 09/20/30		1,147	1,024,901
2.00%, 08/21/35		857	779,286
1.25%, 08/21/40		741	629,962
1.00%, 02/21/50		742	619,704

			6,397,501

Canada — 1.7%
Canadian Government Bond:
6.93%, 12/01/21	CAD	660	541,227
6.56%, 12/01/26		617	602,134
4.00%, 12/01/31		672	734,885
3.95%, 12/01/36		597	653,754
2.44%, 12/01/41		612	622,633
1.76%, 12/01/44		693	665,932
1.37%, 12/01/47		659	621,466
0.52%, 12/01/50		440	355,031

			4,797,062

France — 4.2%
Republic of France:
0.10%, 03/01/21	EUR	288	326,580
0.10%, 07/25/21		428	486,878
1.10%, 07/25/22		939	1,120,190
2.10%, 07/25/23		1,008	1,264,769
0.25%, 07/25/24		830	997,338
0.10%, 03/01/25		459	545,165
1.85%, 07/25/27		1,087	1,514,331
0.10%, 03/01/28		438	535,920
0.10%, 03/01/29		230	286,421
4.42%, 07/25/29		507	825,721
0.70%, 07/25/30(a)		658	881,434
4.08%, 07/25/32		570	998,756
4.08%, 07/25/32		42	73,783
0.10%, 07/25/36(a)		261	340,742
2.16%, 07/25/40(a)		644	1,141,591
0.10%, 07/25/47(a)		433	597,137

			11,936,756

Germany — 1.2%
Federal Republic of Germany:
0.10%, 04/15/23		796	927,228
0.10%, 04/15/26		783	957,747
0.50%, 04/15/30		661	886,068
0.10%, 04/15/46		423	652,415

			3,423,458

United Kingdom — 1.7%
U.K. Treasury Inflation Linked Bonds:
1.88%, 11/22/22	GBP	109	161,604
0.13%, 03/22/24		138	200,397
2.50%, 07/17/24		80	130,469
0.13%, 03/22/26		4	5,660
1.25%, 11/22/27		170	295,953
0.13%, 08/10/28		31	50,526
0.13%, 03/22/29		116	192,010
4.13%, 07/22/30		43	100,926
1.25%, 11/22/32		34	68,241
0.75%, 03/22/34		143	283,788
2.00%, 01/26/35		82	188,869
0.13%, 11/22/36		34	64,884
1.13%, 11/22/37		103	232,622

Security		Par (000)	Value

United Kingdom (continued)
0.63%, 03/22/40	GBP	105	$229,817
0.13%, 08/10/41		27	56,113
0.63%, 11/22/42		111	257,949
0.13%, 03/22/44		91	197,341
0.13%, 03/22/46		81	179,818
0.75%, 11/22/47		64	165,998
0.13%, 08/10/48		67	155,531
0.50%, 03/22/50		89	228,437
0.25%, 03/22/52		79	199,563
1.25%, 11/22/55		59	198,371
0.13%, 11/22/56		44	116,612
0.13%, 03/22/58		66	176,935
0.38%, 03/22/62		79	243,363
0.13%, 11/22/65		44	133,922
0.13%, 03/22/68		74	241,233

			4,756,952

Total Foreign Government Obligations — 11.1% (Cost: $30,525,395)			31,311,729

U.S. Treasury Obligations — 1.7%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27	USD	225	254,278
2.00%, 01/15/26		50	55,526
3.63%, 04/15/28		63	81,452
2.50%, 01/15/29		69	83,842
3.88%, 04/15/29		80	106,775
3.38%, 04/15/32		22	30,138
2.13%, 02/15/40 - 02/15/41		163	215,831
0.75%, 02/15/42 - 02/15/45		157	164,721
0.63%, 02/15/43		50	51,356
1.38%, 02/15/44		101	120,920
1.00%, 02/15/46 - 02/15/49		200	223,040
0.88%, 02/15/47		79	85,066
U.S. Treasury Inflation Linked Notes:
1.13%, 01/15/21		114	114,505
0.13%, 04/15/21 - 07/15/26		1,124	1,120,663
0.63%, 07/15/21 - 01/15/26		718	727,335
0.38%, 07/15/23 - 01/15/27		439	444,341
0.50%, 04/15/24 - 01/15/28		273	279,262
0.25%, 01/15/25 - 07/15/29		214	215,553
0.75%, 07/15/28		228	239,883
0.88%, 01/15/29		83	88,612

Total U.S. Treasury Obligations — 1.7% (Cost: $4,550,668)			4,703,099

Total Long-Term Investments — 12.8% (Cost: $35,076,063)			36,014,828

Short-Term Securities — 72.3%

	Shares

Money Market Funds — 4.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(b)*	11,701,173	11,701,173

Total Money Market Funds — 4.2% (Cost: $11,701,173)		11,701,173

CONSOLIDATED SCHEDULE OF INVESTMENTS	1

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations — 68.1%
U.S. Treasury Bills(c):
1.83%, 07/16/20	USD	46,000	$45,497,258
2.04%, 06/18/20		34,000	33,669,279
2.12%, 03/26/20		42,500	42,235,857
2.31%, 05/21/20		35,000	34,698,543

Security		Par (000)	Value
U.S. Treasury Obligations (continued)
2.39%, 02/27/20	USD	36,000	$35,821,377

Total U.S. Treasury Obligations — 68.1% (Cost: $191,392,719)			191,922,314

Total Short-Term Securities — 72.3% (Cost: $203,093,892)			203,623,487

Total Investments — 85.1% (Cost: 238,169,955)			239,638,315

Other Assets Less Liabilities — 14.9%			41,837,365

Net Assets — 100.0%			$281,475,680

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Annualized 7-day yield as of period end.
(c)	Rates are discount rates or a range of discount rates as of period end.
*

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at	Net	Shares Held at	Value at		Net Realized		Change in Unrealized Appreciation
Affiliate	07/31/19	Activity	10/31/19	10/31/19	Income	Gain (Loss)	(a)	(Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	13,562,162	(1,860,989)	11,701,173	$11,701,173	$69,083	$—		$—

(a)	Includes net capital gain distributions, if applicable.

2

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
AEX Index	251	11/15/19	$32,205	$(81,547)
CAC 40 10 Euro Index	34	11/15/19	2,172	14,825
IBEX 35 Index	143	11/15/19	14,797	23,302
Hang Seng China Enterprises Index	111	11/28/19	7,490	16,202
Hang Seng Index	55	11/28/19	9,470	18,655
Brent Crude Oil(a)	91	11/29/19	5,425	32,542
RBOB Gasoline(a)	349	11/29/19	23,374	(537,401)
Euro-Bund	728	12/06/19	139,459	(3,313,320)
SPI 200 Index	156	12/19/19	17,849	(58,111)
U.S. Treasury 10 Year Note	237	12/19/19	30,880	100,972
DAX Index	7	12/20/19	2,517	109,014
FTSE/MIB Index	90	12/20/19	11,374	340,796
100 oz Gold(a)	49	12/27/19	7,423	(87,166)
Long Gilt	585	12/27/19	100,663	(607,262)
Silver(a)	113	12/27/19	10,208	77,085

				(3,951,414)

Short Contracts
OMXS30 Index	29	11/15/19	520	(22,729)
WTI Crude Oil(a)	226	11/20/19	12,245	(192,303)
Natural Gas(a)	177	11/26/19	4,660	(292,618)
SGX NIFTY 50 Index	814	11/28/19	19,418	(153,630)
Low Sulphur Gasoil(a)	261	12/12/19	14,707	661,432
TOPIX Index	53	12/12/19	8,189	(422,330)
Australia 10 Year Bond	687	12/16/19	69,053	380,199
Canada 10 Year Bond	310	12/18/19	33,431	258,914
S&P/TSX 60 Index	35	12/19/19	5,234	(7,316)
FTSE 100 Index	222	12/20/19	20,837	(40,393)
S&P 500 E-Mini Index	195	12/20/19	29,599	(354,195)

				(184,969)

				$(4,136,383)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	688,872	(a)	CHF	672,000	Morgan Stanley & Co. International plc	11/20/19	$6,850
AUD	14,912,000	(a)	USD	10,106,061	Morgan Stanley & Co. International plc	12/18/19	185,952
CAD	1,378,000	(a)	USD	1,044,558	Deutsche Bank AG	12/18/19	1,904
CAD	19,185,000	(a)	USD	14,451,537	Morgan Stanley & Co. International plc	12/18/19	117,683
EUR	5,011,000	(a)	USD	5,535,415	Morgan Stanley & Co. International plc	12/18/19	71,040
GBP	9,059,994	(a)	USD	11,274,252	Morgan Stanley & Co. International plc	12/18/19	479,718
INR	69,893,000	(a)	USD	976,910	Bank of America NA	12/18/19	1,330
INR	2,705,350,000	(a)	USD	37,258,385	JPMorgan Chase Bank NA	12/18/19	606,369
JPY	636,759,000	(a)	USD	5,890,310	BNP Paribas SA	12/18/19	23,763
JPY	61,284,000	(a)	USD	569,019	Morgan Stanley & Co. International plc	12/18/19	173
KRW	2,261,935,000	(a)	USD	1,906,298	BNP Paribas SA	12/18/19	28,226
KRW	2,407,907,000	(a)	USD	2,035,201	HSBC Bank plc	12/18/19	24,167
MXN	183,431,000	(a)	USD	9,262,592	Morgan Stanley & Co. International plc	12/18/19	207,326
NZD	3,804,000	(a)	USD	2,428,105	BNP Paribas SA	12/18/19	12,856
NZD	4,077,000	(a)	USD	2,575,645	Morgan Stanley & Co. International plc	12/18/19	40,495
RUB	65,688,200	(a)	USD	1,000,000	Deutsche Bank AG	12/18/19	17,717
RUB	939,571,800	(a)	USD	14,202,700	HSBC Bank plc	12/18/19	354,228
SEK	4,621,000		USD	472,133	Citibank NA	12/18/19	7,737

CONSOLIDATED SCHEDULE OF INVESTMENTS	3

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

TWD	60,993,000	(a)	USD	1,993,170	Barclays Bank plc	12/18/19	$19,654
TWD	152,138,000	(a)	USD	4,947,849	HSBC Bank plc	12/18/19	72,843
TWD	317,731,000	(a)	USD	10,351,230	JPMorgan Chase Bank NA	12/18/19	134,182
USD	926,116	(a)	BRL	3,712,844	Deutsche Bank AG	12/18/19	2,778
USD	155,685	(a)	BRL	624,156	HSBC Bank plc	12/18/19	465
USD	2,226,066	(a)	CAD	2,931,000	Morgan Stanley & Co. International plc	12/18/19	245
USD	1,124,198	(a)	CHF	1,102,000	Morgan Stanley & Co. International plc	12/18/19	3,077
USD	15,108,253	(a)	JPY	1,606,530,633	Morgan Stanley & Co. International plc	12/18/19	187,161
USD	344,932	(a)	NOK	3,091,000	Morgan Stanley & Co. International plc	12/18/19	8,705
USD	2,039,234	(a)	NZD	3,161,000	Morgan Stanley & Co. International plc	12/18/19	10,875
USD	685,283	(a)	RUB	44,106,000	BNP Paribas SA	12/18/19	1,942
USD	501,457		SEK	4,820,000	JPMorgan Chase Bank NA	12/18/19	921
USD	283,555	(a)	SEK	2,723,468	Morgan Stanley & Co. International plc	12/18/19	735

							2,631,117

CHF	8,858,000	(a)	USD	9,196,058	Morgan Stanley & Co. International plc	11/20/19	(205,950)
CAD	3,358,000	(a)	USD	2,559,566	BNP Paribas SA	12/18/19	(9,478)
CAD	477,276	(a)	USD	363,235	Morgan Stanley & Co. International plc	12/18/19	(788)
EUR	966,667	(a)	GBP	850,000	Morgan Stanley & Co. International plc	12/18/19	(21,211)
EUR	3,434,000	(a)	USD	3,846,921	BNP Paribas SA	12/18/19	(4,860)
INR	77,027,000	(a)	USD	1,082,281	JPMorgan Chase Bank NA	12/18/19	(4,192)
JPY	804,540,000	(a)	USD	7,498,550	Morgan Stanley & Co. International plc	12/18/19	(26,165)
MXN	40,086,000	(a)	USD	2,077,290	BNP Paribas SA	12/18/19	(7,786)
MXN	78,021,000	(a)	USD	4,064,991	Morgan Stanley & Co. International plc	12/18/19	(37,032)
NOK	840,000	(a)	USD	94,074	Morgan Stanley & Co. International plc	12/18/19	(2,702)
NZD	29,907,000	(a)	USD	19,308,438	Morgan Stanley & Co. International plc	12/18/19	(117,638)
RUB	115,159,000	(a)	USD	1,786,287	HSBC Bank plc	12/18/19	(2,111)
USD	5,740,991	(a)	AUD	8,371,000	BNP Paribas SA	12/18/19	(36,534)
USD	37,311,063	(a)	AUD	54,278,062	Morgan Stanley & Co. International plc	12/18/19	(150,748)
USD	1,195,204	(a)	BRL	5,004,601	Bank of America NA	12/18/19	(49,378)
USD	2,105,229	(a)	BRL	8,700,000	BNP Paribas SA	12/18/19	(58,352)
USD	1,106,250	(a)	BRL	4,653,000	Deutsche Bank AG	12/18/19	(50,892)
USD	5,857,589	(a)	BRL	24,299,399	HSBC Bank plc	12/18/19	(185,368)
USD	10,321,008	(a)	BRL	42,344,000	JPMorgan Chase Bank NA	12/18/19	(209,415)
USD	2,029,001	(a)	CHF	2,004,000	Morgan Stanley & Co. International plc	12/18/19	(9,772)
USD	39,336,726	(a)	EUR	35,429,002	Morgan Stanley & Co. International plc	12/18/19	(302,292)
USD	5,120,524	(a)	GBP	3,948,000	BNP Paribas SA	12/18/19	(1,408)
USD	11,237,370	(a)	GBP	9,016,000	Morgan Stanley & Co. International plc	12/18/19	(459,524)
USD	784,925	(a)	HKD	6,153,000	Morgan Stanley & Co. International plc	12/18/19	(144)
USD	2,781,664	(a)	INR	198,850,000	Barclays Bank plc	12/18/19	(1,491)
USD	377,351	(a)	INR	27,267,000	JPMorgan Chase Bank NA	12/18/19	(4,285)
USD	2,548,108	(a)	KRW	3,045,244,000	Bank of America NA	12/18/19	(56,343)
USD	1,454,140	(a)	KRW	1,723,679,000	BNP Paribas SA	12/18/19	(20,040)
USD	39,516,419	(a)	KRW	46,988,183,000	JPMorgan Chase Bank NA	12/18/19	(670,319)
USD	9,799,529	(a)	NZD	15,527,000	Morgan Stanley & Co. International plc	12/18/19	(163,876)
USD	1,034,797	(a)	RUB	68,446,000	Barclays Bank plc	12/18/19	(25,648)
USD	3,208,962	(a)	RUB	210,876,000	HSBC Bank plc	12/18/19	(58,171)
USD	428,431		SEK	4,137,000	BNP Paribas SA	12/18/19	(1,177)
USD	227,744	(a)	SGD	314,000	Morgan Stanley & Co. International plc	12/18/19	(3,169)
USD	500,082	(a)	TWD	15,224,000	BNP Paribas SA	12/18/19	(2,324)
USD	3,987,951	(a)	TWD	121,138,000	HSBC Bank plc	12/18/19	(9,713)
USD	28,758,946	(a)	TWD	890,492,000	JPMorgan Chase Bank NA	12/18/19	(628,100)

							(3,598,396)

Net Unrealized Depreciation							$(967,279)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

4

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	B		USD	7,779		$602,486	$507,823	$94,663
ITRAXX.EUR.
CROSSOVER.32.V1	5.00%	Quarterly	12/20/24	CCC+		EUR	11,962		1,722,556	1,810,915	(88,359)

									$2,325,042	$2,318,738	$6,304

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity		Fixed Amount Paid / (Received) by the Fund	(a)	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

TAIEX Futures November 2019	TWD	36,278,449		Merrill Lynch International & Co.	11/20/19	TWD	36,278	$734	$—	$734
TAIEX Futures November 2019	TWD	654,438,666		Merrill Lynch International & Co.	11/20/19	TWD	654,439	562,611	—	562,611
TAIEX Futures November 2019	TWD	119,377,237		Merrill Lynch International & Co.	11/20/19	TWD	119,377	103,085	—	103,085
TAIEX Futures November 2019	TWD	104,894,278		Merrill Lynch International & Co.	11/20/19	TWD	104,894	57,138	—	57,138
KOSPI 200 Index Futures December 2019	KRW	(6,662,335,875)		Merrill Lynch International & Co.	12/12/19	KRW	6,662,336	(36,778)	—	(36,778)
KOSPI 200 Index Futures December 2019	KRW	(2,121,138,575)		Merrill Lynch International & Co.	12/12/19	KRW	2,121,139	(18,682)	—	(18,682)
BOVESPA Index Futures December 2019	BRL	(1,512,182)		Merrill Lynch International & Co.	12/18/19	BRL	1,512	447	—	447
BOVESPA Index Futures December 2019	BRL	(4,330,119)		Merrill Lynch International & Co.	12/18/19	BRL	4,330	(23,231)	—	(23,231)
Swiss Market Index Futures December 2019	CHF	2,113,057		JPMorgan Chase Bank NA	12/20/19	CHF	2,113	31,255	—	31,255
Swiss Market Index Futures December 2019	CHF	1,171,836		JPMorgan Chase Bank NA	12/20/19	CHF	1,172	53,973	—	53,973
Swiss Market Index Futures December 2019	CHF	16,055,208		JPMorgan Chase Bank NA	12/20/19	CHF	16,055	283,012	—	283,012

								$1,013,564	$—	$1,013,564

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Bank of America NA	02/15/23	$14,078,862	$511,416	(b)	$14,551,673	74.2%
	Citibank NA	02/24/23 - 02/27/23	14,396,570	11,295	(c)	14,334,926	77.4%
	Credit Suisse International	02/13/20 - 02/08/23	14,401,321	(255,101)	(d)	14,062,801	76.9%
	Deutsche Bank AG	02/17/23	239,655	(4,644)	(e)	232,710	0.7%
	JPMorgan Chase Bank NA	02/08/23	531,946	5,192	(f)	526,367	1.0%

				$268,158		$43,708,477

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-460 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore SGD 1 Month

Association of Banks in Singapore Swap Offer Rate Fixing 1 Month

CONSOLIDATED SCHEDULE OF INVESTMENTS	5

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

ASX Australian Bank Bill Short Term Rates 1 Month

Canada Bankers Acceptances 1 Month

Copenhagen Interbank Offered Rate:

      DKK 1 Week

      DKK 1 Month

EMMI EURO Overnight Index Average Rate

Euro Denominated LIBOR Rate 1 Month

Hong Kong Dollar HIBOR Fixings:

      HKD 1 Week

      HKD 1 Month

Intercontinental Exchange LIBOR:

      CHF 1 Week

      CHF 1 Month

      EUR 1 Week

      EUR 1 Month

      GBP 1 Week

      GBP 1 Month

      JPY 1 Week

      JPY 1 Month

      USD 1 Week

      USD 1 Month

Norwegian Interbank Offered Rate:

      NOK 1 Week

      NOK 1 Month

SGD 1 Month Deposit

SONIA Overnight Deposit Rates Swap

Stockholm Interbank Offered Rate:

      SEK 1 Week

      SEK 1 Month

USD Overnight Bank Funding Rate

(b)	Amount includes $38,605 of net dividends and financing fees.
(c)	Amount includes $72,939 of net dividends and financing fees.
(d)	Amount includes $83,419 of net dividends and financing fees.
(e)	Amount includes $2,301 of net dividends and financing fees.
(f)	Amount includes $10,771 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America NA, as of October 31, 2019, expiration date 02/15/23:

	Shares	Value	% of Basket Value

Reference Entity — Long
Australia
AGL Energy Ltd.	26,830	$366,246	2.5%
Aristocrat Leisure Ltd.	8,890	193,847	1.3
ASX Ltd.	5,510	312,758	2.2
Aurizon Holdings Ltd.	202,486	823,762	5.7
BHP Group Ltd.	19,565	479,586	3.3
Cochlear Ltd.	1,340	195,493	1.3
CSL Ltd.	719	126,800	0.9
Macquarie Group Ltd.	1,210	111,728	0.8
Newcrest Mining Ltd.	8,760	191,216	1.3
Qantas Airways Ltd.	12,750	56,395	0.4
Rio Tinto Ltd.	7,919	495,199	3.4
Rio Tinto plc	10,165	529,209	3.6
Santos Ltd.	42,570	238,116	1.6
Suncorp Group Ltd.	3,290	30,546	0.2
Telstra Corp. Ltd.	12,360	29,768	0.2
Treasury Wine Estates Ltd.	18,060	218,944	1.5
Wesfarmers Ltd.	9,598	263,704	1.8
Woolworths Group Ltd.	14,290	368,484	2.5

		5,031,801

	Shares	Value	% of Basket Value

Austria
Erste Group Bank AG	2,830	$100,091	0.7%

Belgium
Ageas	10,188	587,549	4.0
Colruyt SA	750	41,690	0.3
Groupe Bruxelles Lambert SA	2,802	281,477	1.9
KBC Group NV	1,680	118,128	0.8
UCB SA	2,340	188,601	1.3

		1,217,445

Canada
Bank of Montreal	1,019	75,433	0.5
BCE, Inc.	5,820	276,087	1.9
Canadian Natural Resources Ltd.	2,196	55,371	0.4
Canadian Pacific Railway Ltd.	1,350	306,991	2.1
Canadian Tire Corp. Ltd., Class A	610	65,761	0.5
CGI, Inc.	3,050	237,081	1.6
Constellation Software, Inc.	430	424,688	2.9
Fortis, Inc.	5,920	245,951	1.7
Hydro One Ltd.	24,590	457,223	3.1
Imperial Oil Ltd.	6,349	158,110	1.1
Magna International, Inc.	7,280	391,446	2.7
Manulife Financial Corp.	2,720	50,658	0.4
National Bank of Canada	5,898	304,595	2.1
Nutrien Ltd.	1,340	64,039	0.4
Rogers Communications, Inc., Class B	1,840	86,628	0.6

6

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Canada (continued)
Royal Bank of Canada	5,770	$465,420	3.2%
Sun Life Financial, Inc.	5,329	239,079	1.6
Suncor Energy, Inc.	12,061	358,597	2.5
TELUS Corp.	8,932	317,716	2.2
Thomson Reuters Corp.	3,999	268,973	1.9
Toronto-Dominion Bank (The)	4,340	247,826	1.7

		5,097,673

Denmark
Carlsberg A/S, Class B	5,670	798,473	5.5
Coloplast A/S, Class B	29	3,491	0.0
Demant A/S	2,900	76,604	0.5
GN Store Nord A/S	2,230	98,104	0.7
Tryg A/S	639	17,861	0.1

		994,533

Finland
Neste OYJ	1,822	65,833	0.5
UPM-Kymmene OYJ	6,484	211,181	1.4

		277,014

France
Air Liquide SA	759	100,917	0.7
Alstom SA	10,510	454,696	3.1
Arkema SA	1,632	167,016	1.2
AXA SA	3,366	89,102	0.6
Bouygues SA	1,520	64,476	0.4
Bureau Veritas SA	10,876	278,062	1.9
Capgemini SE	1,480	166,841	1.1
Carrefour SA	4,253	72,410	0.5
Cie de Saint-Gobain	10,340	421,127	2.9
Danone SA	3,923	324,986	2.2
Dassault Systemes SE	1,486	225,689	1.6
Eiffage SA	1,370	147,147	1.0
Engie SA	11,443	191,611	1.3
Hermes International	360	259,327	1.8
Kering SA	80	45,520	0.3
Legrand SA	7,949	621,008	4.3
Orange SA	14,749	237,378	1.6
Pernod Ricard SA	580	107,145	0.7
Sanofi	2,750	253,515	1.7
Schneider Electric SE	4,126	383,472	2.6
Sodexo SA	610	67,081	0.5
Suez	6,410	99,980	0.7
TOTAL SA	9,793	517,739	3.6
Veolia Environnement SA	13,309	350,343	2.4
Vinci SA	3,317	372,155	2.6
Vivendi SA	20,850	580,623	4.0

		6,599,366

Germany
adidas AG	1,635	504,840	3.5
Allianz SE (Registered)	3,560	869,433	6.0
BASF SE	930	70,698	0.5
Brenntag AG	1,920	96,231	0.6
Covestro AG	2,624	126,010	0.9
Deutsche Post AG (Registered)	18,033	638,820	4.4
Deutsche Telekom AG (Registered)	24,209	425,971	2.9
E.ON SE	9,630	97,114	0.7
Evonik Industries AG	18,923	498,696	3.4
Hannover Rueck SE	85	15,062	0.1
HeidelbergCement AG	6,751	500,506	3.4
Henkel AG & Co. KGaA (Preference)	840	87,253	0.6
Knorr-Bremse AG	2,260	228,087	1.6
LEG Immobilien AG	1,248	143,350	1.0

	Shares	Value	% of Basket Value

Germany (continued)
Merck KGaA	1,200	$143,120	1.0%
MTU Aero Engines AG	569	152,168	1.0
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	250	69,460	0.5
Volkswagen AG (Preference)	860	163,491	1.1

		4,830,310

Italy
Assicurazioni Generali SpA	28,027	568,317	3.9
Enel SpA	28,915	224,102	1.5
Eni SpA	54,247	822,981	5.7
Ferrari NV	20	3,203	0.0
Mediobanca Banca di Credito Finanziario SpA	19,210	228,433	1.6
Moncler SpA	7,230	278,997	1.9
Snam SpA	14,940	76,700	0.5

		2,202,733

Japan
Aeon Co. Ltd.	6,500	130,782	0.9
AGC, Inc.	7,800	274,249	1.9
Ajinomoto Co., Inc.	7,400	140,690	1.0
Asahi Group Holdings Ltd.	900	45,070	0.3
Astellas Pharma, Inc.	34,700	595,545	4.1
Bridgestone Corp.	12,400	515,219	3.5
Canon, Inc.	9,900	271,653	1.9
Central Japan Railway Co.	300	61,540	0.4
Denso Corp.	1,400	65,002	0.4
East Japan Railway Co.	5,600	508,374	3.5
FUJIFILM Holdings Corp.	2,800	122,926	0.8
Fujitsu Ltd.	2,400	212,710	1.5
Honda Motor Co. Ltd.	4,900	132,565	0.9
Hoya Corp.	4,500	397,698	2.7
ITOCHU Corp.	7,600	158,900	1.1
Japan Airlines Co. Ltd.	4,000	124,648	0.9
Japan Tobacco, Inc.	7,000	158,219	1.1
Kao Corp.	500	40,199	0.3
Kikkoman Corp.	1,800	86,585	0.6
Kirin Holdings Co. Ltd.	8,100	171,836	1.2
Kyocera Corp.	2,100	137,774	0.9
Marubeni Corp.	56,300	396,244	2.7
Mazda Motor Corp.	7,600	69,770	0.5
MEIJI Holdings Co. Ltd.	800	57,662	0.4
Mitsubishi Chemical Holdings Corp.	15,800	120,415	0.8
Mitsubishi Corp.	2,700	68,673	0.5
Mitsubishi Electric Corp.	9,400	134,302	0.9
Mitsubishi Heavy Industries Ltd.	16,500	667,745	4.6
Mitsubishi UFJ Financial Group, Inc.	22,600	117,165	0.8
Mitsui & Co. Ltd.	14,700	252,457	1.7
MS&AD Insurance Group Holdings, Inc.	8,200	264,788	1.8
NEC Corp.	2,500	99,077	0.7
Nippon Steel Corp.	15,800	230,610	1.6
Nissan Chemical Corp.	1,300	53,375	0.4
Nissan Motor Co. Ltd.	22,000	138,833	1.0
Nitto Denko Corp.	3,300	182,575	1.3
ORIX Corp.	15,300	240,438	1.7
Otsuka Holdings Co. Ltd.	1,500	62,535	0.4
Recruit Holdings Co. Ltd.	5,500	182,787	1.3
Secom Co. Ltd.	700	64,864	0.4
Sekisui House Ltd.	14,000	301,901	2.1
Shionogi & Co. Ltd.	7,800	468,179	3.2
Sompo Holdings, Inc.	7,900	310,518	2.1
Sumitomo Chemical Co. Ltd.	55,600	254,336	1.7
Sumitomo Corp.	20,400	331,345	2.3

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Sumitomo Electric Industries Ltd.	27,500	$377,128	2.6%
Sumitomo Mitsui Financial Group, Inc.	15,100	536,098	3.7
Sumitomo Mitsui Trust Holdings, Inc.	3,600	131,203	0.9
Tokyo Electron Ltd.	700	141,819	1.0
Toyota Motor Corp.	2,900	201,205	1.4
Trend Micro, Inc.	2,000	100,949	0.7
West Japan Railway Co.	5,000	434,452	3.0
Yamaha Corp.	1,300	60,540	0.4
Yamato Holdings Co. Ltd.	3,400	57,027	0.4

		11,463,199

Luxembourg
Tenaris SA	44,899	455,496	3.1

Netherlands
Adyen NV	60	42,241	0.3
Akzo Nobel NV	6,415	591,421	4.1
Heineken Holding NV	3,201	305,425	2.1
ING Groep NV	2,850	32,272	0.2
Koninklijke Ahold Delhaize NV	10,230	254,932	1.7
Koninklijke DSM NV	2,186	259,452	1.8
Koninklijke KPN NV	94,650	293,829	2.0
Koninklijke Philips NV	8,087	354,810	2.4
NN Group NV	12,210	465,896	3.2
Randstad NV	3,206	177,923	1.2
Royal Dutch Shell plc, Class A	22,138	641,738	4.4
Wolters Kluwer NV	7,835	577,072	4.0

		3,997,011

Norway
DNB ASA	16,145	293,957	2.0
Orkla ASA	24,730	237,701	1.6
Telenor ASA	13,186	246,786	1.7
Yara International ASA	680	26,490	0.2

		804,934

Portugal
Galp Energia SGPS SA	17,650	282,308	1.9

Singapore
Mapletree Industrial Trust	17,100	32,031	0.2

Spain
Cia de Distribucion Integral Logista Holdings SA	54	1,132	0.0
Endesa SA	3,810	103,765	0.7
Iberdrola SA	11,672	119,976	0.8
Repsol SA	15,088	248,646	1.7
Telefonica SA	57,207	439,309	3.0

		912,828

Sweden
Essity AB, Class B	4,890	152,767	1.1
Hennes & Mauritz AB, Class B	3,993	83,691	0.6
Investor AB, Class B	11,408	585,281	4.0
Lundin Petroleum AB	10,120	335,155	2.3
Sandvik AB	26,190	462,707	3.2
Skandinaviska Enskilda Banken AB, Class A	13,971	134,001	0.9
SKF AB, Class B	9,046	163,788	1.1
Swedish Match AB	15,463	726,426	5.0
Volvo AB, Class B	14,248	213,517	1.5

		2,857,333

Switzerland
Adecco Group AG (Registered)	2,480	147,426	1.0
Coca-Cola HBC AG	7,316	222,762	1.5

	Shares	Value	% of Basket Value

Switzerland (continued)
LafargeHolcim Ltd. (Registered)	2,840	$146,597	1.0%
Logitech International SA (Registered)	4,836	198,504	1.4
Nestle SA (Registered)	5,965	638,144	4.4
Novartis AG (Registered)	4,972	434,430	3.0
Roche Holding AG	4,291	1,291,402	8.9
Schindler Holding AG	643	157,533	1.1
Sonova Holding AG (Registered)	1,864	427,748	2.9
STMicroelectronics NV	2,130	48,343	0.3
Swatch Group AG (The)	1,060	293,915	2.0
Swiss Life Holding AG (Registered)	708	354,579	2.4
Swisscom AG (Registered)	940	480,805	3.3

		4,842,188

United Kingdom
3i Group plc	11,573	169,115	1.2
Admiral Group plc	10,192	266,743	1.8
Ashtead Group plc	1,390	42,320	0.3
Associated British Foods plc	15,607	450,493	3.1
BAE Systems plc	18,730	139,908	1.0
Berkeley Group Holdings plc	1,250	71,249	0.5
BP plc	28,400	180,095	1.2
BT Group plc	14,290	37,924	0.3
Compass Group plc	19,054	507,295	3.5
DCC plc	450	42,201	0.3
Experian plc	11,472	361,613	2.5
GlaxoSmithKline plc	10,845	248,404	1.7
Halma plc	14,700	356,702	2.4
HSBC Holdings plc	20,490	154,804	1.1
Informa plc	8,280	83,224	0.6
InterContinental Hotels Group plc	707	42,784	0.3
Legal & General Group plc	33,620	114,925	0.8
Lloyds Banking Group plc	675,942	497,228	3.4
Pearson plc	15,549	137,323	0.9
RELX plc	760	18,297	0.1
Rentokil Initial plc	36,230	213,221	1.5
Rightmove plc	50,060	388,575	2.7
Sage Group plc (The)	31,681	295,270	2.0
Severn Trent plc	1,130	33,008	0.2
Smith & Nephew plc	8,028	172,332	1.2
Standard Chartered plc	5,280	47,910	0.3
Tesco plc	63,820	194,814	1.3
Unilever plc	8,132	486,936	3.3
United Utilities Group plc	11,370	128,386	0.9
WPP plc	7,710	96,217	0.7

		5,979,316

United States
AbbVie, Inc.	6,280	499,574	3.4
Accenture plc, Class A	3,066	568,498	3.9
Adobe, Inc.	1,095	304,333	2.1
Advance Auto Parts, Inc.	850	138,108	1.0
AES Corp.	5,319	90,689	0.6
Aflac, Inc.	7,850	417,306	2.9
Agilent Technologies, Inc.	3,623	274,442	1.9
AGNC Investment Corp.	12,288	209,510	1.4
Air Products & Chemicals, Inc.	730	155,680	1.1
Akamai Technologies, Inc.	1,306	112,969	0.8
Alexion Pharmaceuticals, Inc.	1,710	180,234	1.2
Allstate Corp. (The)	2,110	224,546	1.5
Ally Financial, Inc.	18,139	555,598	3.8
Alphabet, Inc., Class A	30	37,764	0.3
Amdocs Ltd.	2,100	136,920	0.9
Ameren Corp.	5,242	407,303	2.8
American Electric Power Co., Inc.	4,408	416,071	2.9

8

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
American Express Co.	2,112	$247,695	1.7%
American Financial Group, Inc.	3,693	384,220	2.6
Ameriprise Financial, Inc.	2,472	373,000	2.6
AmerisourceBergen Corp.	700	59,766	0.4
AMETEK, Inc.	2,788	255,520	1.8
Amgen, Inc.	150	31,987	0.2
ANSYS, Inc.	1,788	393,628	2.7
Anthem, Inc.	773	207,999	1.4
Applied Materials, Inc.	384	20,836	0.1
AptarGroup, Inc.	370	43,715	0.3
Arch Capital Group Ltd.	4,830	201,701	1.4
Aspen Technology, Inc.	2,462	283,401	1.9
Athene Holding Ltd., Class A	1,396	60,517	0.4
Autodesk, Inc.	1,240	182,726	1.3
Automatic Data Processing, Inc.	4,632	751,449	5.2
AutoZone, Inc.	280	320,426	2.2
Avery Dennison Corp.	1,119	143,075	1.0
AXA Equitable Holdings, Inc.	39,380	850,608	5.8
Axalta Coating Systems Ltd.	2,220	65,468	0.5
Best Buy Co., Inc.	7,315	525,436	3.6
Biogen, Inc.	2,916	871,038	6.0
Bio-Rad Laboratories, Inc., Class A	310	102,802	0.7
Booking Holdings, Inc.	10	20,488	0.1
Booz Allen Hamilton Holding Corp.	9,447	664,785	4.6
Bright Horizons Family Solutions, Inc.	570	84,656	0.6
Bristol-Myers Squibb Co.	960	55,075	0.4
Cabot Oil & Gas Corp.	2,790	52,006	0.4
Cadence Design Systems, Inc.	5,874	383,866	2.6
Capital One Financial Corp.	799	74,507	0.5
Cardinal Health, Inc.	3,370	166,646	1.1
Carlisle Cos., Inc.	1,910	290,836	2.0
CBRE Group, Inc., Class A	3,801	203,544	1.4
CDK Global, Inc.	640	32,346	0.2
CDW Corp.	5,212	666,667	4.6
Celanese Corp.	1,288	156,041	1.1
Celgene Corp.	330	35,650	0.2
Cerner Corp.	2,800	187,936	1.3
CF Industries Holdings, Inc.	1,950	88,432	0.6
CH Robinson Worldwide, Inc.	5,727	433,190	3.0
Charles River Laboratories International, Inc.	650	84,487	0.6
Chevron Corp.	3,353	389,417	2.7
Cincinnati Financial Corp.	1,780	201,514	1.4
Cintas Corp.	125	33,584	0.2
Cisco Systems, Inc.	1,160	55,112	0.4
Citigroup, Inc.	1,640	117,850	0.8
Citizens Financial Group, Inc.	13,120	461,299	3.2
Citrix Systems, Inc.	5,985	651,527	4.5
CMS Energy Corp.	2,200	140,624	1.0
Colgate-Palmolive Co.	5,132	352,055	2.4
Columbia Sportswear Co.	5,477	495,395	3.4
Comerica, Inc.	4,937	322,979	2.2
ConocoPhillips	14,799	816,905	5.6
Consolidated Edison, Inc.	2,770	255,449	1.8
Copart, Inc.	1,170	96,689	0.7
Corning, Inc.	1,870	55,408	0.4
Costco Wholesale Corp.	490	145,584	1.0
CSX Corp.	290	20,378	0.1
Cummins, Inc.	1,905	328,574	2.3
Cypress Semiconductor Corp.	3,910	90,986	0.6
Darden Restaurants, Inc.	3,273	367,460	2.5
Delta Air Lines, Inc.	660	36,353	0.3
Devon Energy Corp.	9,072	183,980	1.3
Discover Financial Services	423	33,950	0.2

	Shares	Value	% of Basket Value

United States (continued)
Dover Corp.	2,666	$276,971	1.9%
DTE Energy Co.	5,181	659,645	4.5
Dunkin’ Brands Group, Inc.	1,580	124,220	0.9
E*TRADE Financial Corp.	2,870	119,937	0.8
Eaton Corp. plc	2,609	227,270	1.6
eBay, Inc.	5,702	200,995	1.4
Ecolab, Inc.	550	105,638	0.7
Eli Lilly & Co.	1,888	215,138	1.5
Emerson Electric Co.	1,150	80,672	0.6
Encompass Health Corp.	7,730	494,875	3.4
Entergy Corp.	1,260	153,065	1.1
EOG Resources, Inc.	880	60,993	0.4
Estee Lauder Cos., Inc. (The), Class A	1,224	227,994	1.6
Euronet Worldwide, Inc.	1,240	173,687	1.2
Evergy, Inc.	2,710	173,196	1.2
Exelon Corp.	3,699	168,268	1.2
Expedia Group, Inc.	700	95,662	0.7
Expeditors International of Washington, Inc.	1,693	123,487	0.9
Fair Isaac Corp.	90	27,364	0.2
Fastenal Co.	7,836	281,626	1.9
Fifth Third Bancorp	3,020	87,822	0.6
FleetCor Technologies, Inc.	760	223,607	1.5
Fox Corp., Class A	3,970	125,391	0.9
Garmin Ltd.	6,433	603,094	4.1
General Mills, Inc.	2,070	105,280	0.7
General Motors Co.	6,081	225,970	1.6
Gilead Sciences, Inc.	8,104	516,306	3.5
Globe Life, Inc.	4,047	393,895	2.7
Graco, Inc.	4,424	199,965	1.4
HD Supply Holdings, Inc.	1,596	63,106	0.4
HEICO Corp., Class A	740	70,500	0.5
Henry Schein, Inc.	390	24,408	0.2
Hershey Co. (The)	1,585	232,789	1.6
Hewlett Packard Enterprise Co.	16,315	267,729	1.8
Hill-Rom Holdings, Inc.	2,480	259,631	1.8
Hilton Worldwide Holdings, Inc.	3,935	381,538	2.6
Hologic, Inc.	2,990	144,447	1.0
Home Depot, Inc. (The)	882	206,900	1.4
Honeywell International, Inc.	1,927	332,851	2.3
HP, Inc.	18,608	323,221	2.2
IDEX Corp.	380	59,101	0.4
IDEXX Laboratories, Inc.	373	106,309	0.7
Incyte Corp.	620	52,030	0.4
Ingersoll-Rand plc	240	30,454	0.2
International Paper Co.	1,504	65,695	0.5
Interpublic Group of Cos., Inc. (The)	13,466	292,885	2.0
Intuit, Inc.	638	164,285	1.1
Ionis Pharmaceuticals, Inc.	1,610	89,709	0.6
Jazz Pharmaceuticals plc	1,250	157,037	1.1
Johnson & Johnson	940	124,118	0.9
Jones Lang LaSalle, Inc.	1,999	292,893	2.0
JPMorgan Chase & Co.	2,330	291,064	2.0
Kansas City Southern	350	49,273	0.3
Keysight Technologies, Inc.	700	70,637	0.5
L3Harris Technologies, Inc.	370	76,335	0.5
Lam Research Corp.	300	81,312	0.6
Liberty Media Corp-Liberty SiriusXM, Class C	11,730	530,079	3.6
Lincoln National Corp.	9,103	514,137	3.5
Loews Corp.	120	5,880	0.0
LPL Financial Holdings, Inc.	5,040	407,434	2.8
Lululemon Athletica, Inc.	700	142,989	1.0

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
LyondellBasell Industries NV, Class A	2,791	$250,353	1.7%
Marathon Oil Corp.	16,193	186,705	1.3
Masco Corp.	4,411	204,009	1.4
Masimo Corp.	2,390	348,438	2.4
Maxim Integrated Products, Inc.	5,059	296,761	2.0
McKesson Corp.	3,125	415,625	2.9
Medtronic plc	1,770	192,753	1.3
Merck & Co., Inc.	5,993	519,353	3.6
MetLife, Inc.	1,420	66,442	0.5
Mettler-Toledo International, Inc.	123	86,708	0.6
Microsoft Corp.	4,780	685,309	4.7
Mondelez International, Inc., Class A	10,210	535,515	3.7
Monster Beverage Corp.	1,370	76,898	0.5
Morgan Stanley	4,399	202,574	1.4
Motorola Solutions, Inc.	63	10,478	0.1
MSCI, Inc.	140	32,838	0.2
NetApp, Inc.	3,425	191,389	1.3
New Residential Investment Corp.	8,350	132,264	0.9
Newmont Mining Corp.	1,950	77,473	0.5
Norfolk Southern Corp.	556	101,192	0.7
Norwegian Cruise Line Holdings Ltd.	1,360	69,034	0.5
NRG Energy, Inc.	23,423	939,731	6.5
NVR, Inc.	50	181,829	1.3
OGE Energy Corp.	13,613	586,176	4.0
Omnicom Group, Inc.	2,636	203,473	1.4
Oracle Corp.	5,153	280,787	1.9
O’Reilly Automotive, Inc.	107	46,600	0.3
PACCAR, Inc.	4,350	330,861	2.3
Parker-Hannifin Corp.	127	23,303	0.2
Paychex, Inc.	1,473	123,202	0.8
PayPal Holdings, Inc.	270	28,107	0.2
Pentair plc	1,170	48,520	0.3
PepsiCo, Inc.	51	6,996	0.0
Philip Morris International, Inc.	2,430	197,899	1.4
Pinnacle West Capital Corp.	2,441	229,747	1.6
PPG Industries, Inc.	2,990	374,109	2.6
Procter & Gamble Co. (The)	1,560	194,236	1.3
Progressive Corp. (The)	1,590	110,823	0.8
Qorvo, Inc.	2,770	223,982	1.5
Raymond James Financial, Inc.	3,280	273,847	1.9
Regeneron Pharmaceuticals, Inc.	100	30,628	0.2
Regions Financial Corp.	7,474	120,331	0.8
Reliance Steel & Aluminum Co.	3,790	439,792	3.0
Republic Services, Inc.	2,840	248,528	1.7
Robert Half International, Inc.	6,426	368,017	2.5
Rockwell Automation, Inc.	832	143,096	1.0
Roper Technologies, Inc.	1,380	465,005	3.2
Royal Gold, Inc.	3,690	425,974	2.9
Sealed Air Corp.	6,081	254,003	1.7
SEI Investments Co.	2,800	167,776	1.2
ServiceNow, Inc.	453	112,009	0.8
Sonoco Products Co.	6,820	393,514	2.7
Southwest Airlines Co.	1,461	82,006	0.6
Spirit AeroSystems Holdings, Inc., Class A	2,068	169,204	1.2
Starbucks Corp.	10,937	924,833	6.4
Starwood Property Trust, Inc.	3,010	74,046	0.5
STERIS plc	2,138	302,677	2.1
Stryker Corp.	1,622	350,790	2.4
Synchrony Financial	8,076	285,648	2.0
Synopsys, Inc.	250	33,937	0.2
Sysco Corp.	1,594	127,313	0.9
T Rowe Price Group, Inc.	4,207	487,171	3.3
Target Corp.	850	90,873	0.6

	Shares	Value	% of Basket Value

United States (continued)
Teledyne Technologies, Inc.	712	$234,675	1.6%
Teradyne, Inc.	6,214	380,421	2.6
Texas Instruments, Inc.	560	66,074	0.5
Toro Co. (The)	983	75,819	0.5
Tractor Supply Co.	3,650	346,823	2.4
Ulta Beauty, Inc.	190	44,299	0.3
Union Pacific Corp.	411	68,004	0.5
United Continental Holdings, Inc.	5,255	477,364	3.3
US Bancorp	1,069	60,954	0.4
US Foods Holding Corp.	1,010	40,067	0.3
Valero Energy Corp.	580	56,248	0.4
Varian Medical Systems, Inc.	1,998	241,378	1.7
VeriSign, Inc.	6,854	1,302,397	9.0
Verizon Communications, Inc.	4,870	294,489	2.0
Vertex Pharmaceuticals, Inc.	1,802	352,255	2.4
VF Corp.	2,000	164,580	1.1
Viacom, Inc., Class B	1,600	34,496	0.2
Vistra Energy Corp.	2,230	60,277	0.4
VMware, Inc., Class A	732	115,854	0.8
Voya Financial, Inc.	6,442	347,610	2.4
West Pharmaceutical Services, Inc.	517	74,365	0.5
WR Berkley Corp.	2,870	200,613	1.4
WW Grainger, Inc.	462	142,684	1.0
Xcel Energy, Inc.	1,260	80,023	0.6
Xerox Holdings Corp.	8,536	289,626	2.0
Xilinx, Inc.	2,072	188,013	1.3
Yum! Brands, Inc.	5,272	536,215	3.7
Zebra Technologies Corp., Class A	328	78,021	0.5
Zions Bancorp NA	2,678	129,803	0.9
Zoetis, Inc.	2,468	315,707	2.2

		54,806,261

Total Reference Entity — Long		112,783,871

Reference Entity — Short

Australia
Brambles Ltd.	(57,480)	(475,190)	(3.3)%
Coles Group Ltd.	(4,030)	(41,706)	(0.3)
Commonwealth Bank of Australia	(9,252)	(501,644)	(3.4)
Computershare Ltd.	(5,600)	(61,127)	(0.4)
Fortescue Metals Group Ltd.	(56,774)	(347,492)	(2.4)
Insurance Australia Group Ltd.	(62,230)	(340,963)	(2.3)
National Australia Bank Ltd.	(9,220)	(180,981)	(1.2)
Origin Energy Ltd.	(36,350)	(197,070)	(1.4)
Ramsay Health Care Ltd.	(2,780)	(131,357)	(0.9)
South32 Ltd.	(14,760)	(25,829)	(0.2)
Sydney Airport	(7,460)	(45,181)	(0.3)
Westpac Banking Corp.	(13,617)	(264,381)	(1.8)

		(2,612,921)

Austria
Raiffeisen Bank International AG	(600)	(14,784)	(0.1)

Belgium
Anheuser-Busch InBev SA/NV	(5,238)	(422,798)	(2.9)
Galapagos NV	(2,340)	(430,833)	(2.9)
Proximus SADP	(1,250)	(38,413)	(0.3)
Umicore SA	(21,666)	(894,373)	(6.1)

		(1,786,417)

Bermuda
RenaissanceRe Holdings Ltd.	(1,190)	(222,744)	(1.5)

Canada
Agnico Eagle Mines Ltd.	(1,817)	(111,691)	(0.8)
Barrick Gold Corp.	(9,890)	(171,690)	(1.2)

10

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Canada (continued)
Brookfield Asset Management, Inc., Class A	(1,820)	$(100,555)	(0.7)%
Cenovus Energy, Inc.	(25,220)	(214,842)	(1.5)
Dollarama, Inc.	(2,800)	(94,198)	(0.6)
Enbridge, Inc.	(14,288)	(520,382)	(3.6)
Encana Corp.	(13,110)	(51,522)	(0.3)
Fairfax Financial Holdings Ltd.	(350)	(148,280)	(1.0)
Husky Energy, Inc.	(6,080)	(42,469)	(0.3)
Intact Financial Corp.	(3,130)	(322,957)	(2.2)
Inter Pipeline Ltd.	(18,210)	(305,689)	(2.1)
Loblaw Cos. Ltd.	(1,580)	(84,260)	(0.6)
Pembina Pipeline Corp.	(16,038)	(564,636)	(3.9)
Restaurant Brands International, Inc.	(540)	(35,338)	(0.2)
Saputo, Inc.	(5,910)	(171,408)	(1.2)
Shopify, Inc., Class A	(310)	(97,206)	(0.7)
Teck Resources Ltd., Class B	(5,180)	(81,883)	(0.6)
Wheaton Precious Metals Corp.	(13,870)	(388,794)	(2.7)

		(3,507,800)

China
BeiGene Ltd., ADR	(660)	(91,304)	(0.6)

Denmark
Chr Hansen Holding A/S	(1,756)	(134,818)	(0.9)
Danske Bank A/S	(5,430)	(77,598)	(0.5)
DSV PANALPINA A/S	(3,100)	(301,286)	(2.1)
H Lundbeck A/S	(980)	(33,487)	(0.2)
Novozymes A/S, Class B	(1,210)	(57,039)	(0.4)
Orsted A/S	(6,017)	(528,122)	(3.6)

		(1,132,350)

Finland
Elisa OYJ	(6,639)	(362,597)	(2.5)
Kone OYJ, Class B	(870)	(55,398)	(0.4)
Nokia OYJ	(79,928)	(293,417)	(2.0)
Nordea Bank Abp	(87,787)	(642,499)	(4.4)
Stora Enso OYJ, Class R	(2,950)	(38,326)	(0.3)
Wartsila OYJ Abp	(36,415)	(384,716)	(2.6)

		(1,776,953)

France
Accor SA	(11,056)	(475,559)	(3.3)
Aeroports de Paris	(2,318)	(440,859)	(3.0)
Airbus SE	(1,843)	(264,394)	(1.8)
Amundi SA	(1,366)	(97,624)	(0.7)
Atos SE	(3,880)	(301,114)	(2.1)
BNP Paribas SA	(1,510)	(78,912)	(0.5)
Cie Generale des Etablissements Michelin SCA	(1,280)	(155,849)	(1.1)
Edenred	(1,580)	(83,278)	(0.6)
Electricite de France SA	(8,998)	(92,957)	(0.6)
EssilorLuxottica SA	(4,576)	(698,729)	(4.8)
Faurecia SE	(1,730)	(80,736)	(0.6)
Getlink	(8,117)	(135,967)	(0.9)
Iliad SA	(1,508)	(156,282)	(1.1)
Ipsen SA	(1,973)	(210,298)	(1.4)
LVMH Moet Hennessy Louis Vuitton SE	(820)	(350,186)	(2.4)
Natixis SA	(22,360)	(102,729)	(0.7)
Orpea	(1,522)	(183,315)	(1.3)
Publicis Groupe SA	(810)	(34,861)	(0.2)
Remy Cointreau SA	(2,262)	(302,707)	(2.1)
Renault SA	(2,012)	(102,731)	(0.7)
Societe Generale SA	(7,931)	(225,549)	(1.5)
Teleperformance	(356)	(80,771)	(0.6)

	Shares	Value	% of Basket Value

France (continued)
Valeo SA	(11,423)	$(425,400)	(2.9)%
Worldline SA/France	(5,350)	(325,533)	(2.2)

		(5,406,340)

Germany
Aroundtown SA	(9,020)	(76,242)	(0.5)
Bayer AG (Registered)	(3,019)	(234,203)	(1.6)
Bayerische Motoren Werke AG	(2,808)	(215,022)	(1.5)
Beiersdorf AG	(2,340)	(277,030)	(1.9)
Commerzbank AG	(38,421)	(229,901)	(1.6)
Continental AG	(750)	(100,456)	(0.7)
Daimler AG (Registered)	(8,510)	(497,434)	(3.4)
Delivery Hero SE	(930)	(43,638)	(0.3)
Deutsche Bank AG (Registered)	(23,530)	(170,633)	(1.2)
Deutsche Wohnen SE	(4,252)	(160,311)	(1.1)
Fresenius Medical Care AG & Co. KGaA	(2,230)	(160,961)	(1.1)
Fresenius SE & Co. KGaA	(5,058)	(266,330)	(1.8)
Infineon Technologies AG	(7,185)	(139,165)	(1.0)
Siemens Healthineers AG	(3,002)	(127,547)	(0.9)
Telefonica Deutschland Holding AG	(22,572)	(71,622)	(0.5)
thyssenkrupp AG	(19,687)	(280,748)	(1.9)
TUI AG	(24,573)	(321,471)	(2.2)
Uniper SE	(14,944)	(465,753)	(3.2)
United Internet AG (Registered)	(8,543)	(257,899)	(1.8)
Vonovia SE	(4,660)	(248,168)	(1.7)
Wirecard AG	(1,020)	(129,046)	(0.9)

		(4,473,580)

Italy
FinecoBank Banca Fineco SpA	(28,580)	(322,192)	(2.2)
Intesa Sanpaolo SpA	(79,660)	(199,614)	(1.4)
Poste Italiane SpA	(15,060)	(182,925)	(1.2)
Recordati SpA	(4,720)	(198,354)	(1.4)
Telecom Italia SpA	(130,510)	(76,387)	(0.5)
UniCredit SpA	(10,210)	(129,535)	(0.9)

		(1,109,007)

Japan
Advantest Corp.	(1,400)	(63,712)	(0.4)
Asahi Intecc Co. Ltd.	(3,600)	(99,055)	(0.7)
Bandai Namco Holdings, Inc.	(1,300)	(79,936)	(0.5)
Chubu Electric Power Co., Inc.	(2,400)	(36,005)	(0.2)
Chugai Pharmaceutical Co. Ltd.	(300)	(25,247)	(0.2)
Daifuku Co. Ltd.	(1,900)	(100,817)	(0.7)
Dai-ichi Life Holdings, Inc.	(9,400)	(153,214)	(1.1)
Daikin Industries Ltd.	(400)	(55,984)	(0.4)
Daito Trust Construction Co. Ltd.	(300)	(39,756)	(0.3)
Daiwa House Industry Co. Ltd.	(4,200)	(144,585)	(1.0)
Daiwa Securities Group, Inc.	(3,500)	(15,732)	(0.1)
Dentsu, Inc.	(2,800)	(100,099)	(0.7)
Disco Corp.	(300)	(65,471)	(0.5)
FamilyMart Co. Ltd.	(5,700)	(141,395)	(1.0)
FANUC Corp.	(300)	(59,175)	(0.4)
Fast Retailing Co. Ltd.	(100)	(61,669)	(0.4)
Hitachi High-Technologies Corp.	(2,300)	(143,096)	(1.0)
Idemitsu Kosan Co. Ltd.	(10,600)	(311,590)	(2.1)
Kansai Electric Power Co., Inc. (The)	(1,900)	(22,166)	(0.2)
KDDI Corp.	(5,300)	(146,657)	(1.0)
Keyence Corp.	(200)	(126,459)	(0.9)
Komatsu Ltd.	(3,000)	(70,245)	(0.5)
Kose Corp.	(400)	(70,918)	(0.5)
Kubota Corp.	(8,000)	(127,066)	(0.9)
LINE Corp.	(14,700)	(540,768)	(3.7)
Makita Corp.	(1,000)	(33,631)	(0.2)

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
MINEBEA MITSUMI, Inc.	(4,400)	$(83,563)	(0.6)%
Mitsubishi Estate Co. Ltd.	(5,400)	(104,843)	(0.7)
Mitsui Fudosan Co. Ltd.	(1,700)	(43,491)	(0.3)
Murata Manufacturing Co. Ltd.	(5,400)	(294,020)	(2.0)
Nexon Co. Ltd.	(14,300)	(165,712)	(1.1)
Nidec Corp.	(1,300)	(191,394)	(1.3)
Nintendo Co. Ltd.	(100)	(36,679)	(0.3)
Nitori Holdings Co. Ltd.	(1,500)	(228,317)	(1.6)
Obic Co. Ltd.	(1,200)	(150,246)	(1.0)
Ono Pharmaceutical Co. Ltd.	(1,400)	(26,372)	(0.2)
Pan Pacific International Holdings Corp.	(8,400)	(132,227)	(0.9)
Panasonic Corp.	(7,600)	(63,873)	(0.4)
Rakuten, Inc.	(16,700)	(159,208)	(1.1)
Renesas Electronics Corp.	(22,200)	(150,287)	(1.0)
Resona Holdings, Inc.	(12,700)	(55,227)	(0.4)
Shimano, Inc.	(1,400)	(233,031)	(1.6)
Shimizu Corp.	(7,600)	(70,847)	(0.5)
Shin-Etsu Chemical Co. Ltd.	(900)	(100,351)	(0.7)
Shiseido Co. Ltd.	(3,800)	(313,302)	(2.2)
SMC Corp.	(200)	(86,408)	(0.6)
SoftBank Group Corp.	(9,800)	(376,971)	(2.6)
Subaru Corp.	(1,000)	(28,657)	(0.2)
Sumitomo Metal Mining Co. Ltd.	(3,900)	(130,454)	(0.9)
Sumitomo Realty & Development Co. Ltd.	(700)	(25,409)	(0.2)
Sysmex Corp.	(1,700)	(110,922)	(0.8)
T&D Holdings, Inc.	(14,100)	(157,042)	(1.1)
Taisei Corp.	(3,800)	(149,847)	(1.0)
Terumo Corp.	(100)	(3,264)	(0.0)
Toshiba Corp.	(5,000)	(170,981)	(1.2)
TOTO Ltd.	(1,600)	(65,321)	(0.4)
Yaskawa Electric Corp.	(11,600)	(441,238)	(3.0)

		(7,183,952)

Luxembourg
ArcelorMittal	(37,730)	(561,007)	(3.9)
Eurofins Scientific SE	(608)	(308,253)	(2.1)
SES SA, FDR	(5,634)	(109,215)	(0.7)

		(978,475)

Mexico
Fresnillo plc	(11,340)	(104,768)	(0.7)

Netherlands
ABN AMRO Bank NV, CVA	(8,520)	(158,813)	(1.1)
Aegon NV	(7,790)	(33,796)	(0.2)

		(192,609)

Norway
Mowi ASA	(13,682)	(334,005)	(2.3)
Norsk Hydro ASA	(93,313)	(329,727)	(2.2)

		(663,732)

Russia
Evraz plc	(25,460)	(121,494)	(0.8)

South Africa
Anglo American plc	(390)	(10,037)	(0.1)
Mondi plc	(37,460)	(776,692)	(5.3)

		(786,729)

Spain
Amadeus IT Group SA	(3,780)	(279,638)	(1.9)
Banco Santander SA	(48,852)	(196,155)	(1.3)
Bankia SA	(43,160)	(82,341)	(0.6)
CaixaBank SA	(79,930)	(229,207)	(1.6)

	Shares	Value	% of Basket Value

Spain (continued)
Cellnex Telecom SA	(18,470)	$(796,960)	(5.5)%
Cia de Distribucion Integral Logista Holdings SA	(54)	(1,132)	(0.0)
Ferrovial SA	(6,476)	(191,063)	(1.3)
Grifols SA	(13,258)	(427,711)	(2.9)
Industria de Diseno Textil SA	(5,120)	(159,543)	(1.1)
Siemens Gamesa Renewable Energy SA	(39,617)	(545,402)	(3.7)

		(2,909,152)

Sweden
Electrolux AB	(4,220)	(110,949)	(0.8)
Epiroc AB, Class A	(14,246)	(160,513)	(1.1)
Hexagon AB, Class B	(7,583)	(388,234)	(2.7)
Svenska Handelsbanken AB, Class A	(25,400)	(254,909)	(1.8)
Swedbank AB, Class A	(8,600)	(120,514)	(0.8)

		(1,035,119)

Switzerland
ABB Ltd. (Registered)	(12,570)	(263,970)	(1.8)
Baloise Holding AG (Registered)	(280)	(51,787)	(0.4)
Chocoladefabriken Lindt & Spruengli AG	(10)	(74,303)	(0.5)
Cie Financiere Richemont SA (Registered)	(3,246)	(255,075)	(1.8)
Credit Suisse Group AG (Registered)	(42,359)	(524,314)	(3.6)
EMS-Chemie Holding AG	(169)	(105,878)	(0.7)
Givaudan SA (Registered)	(106)	(311,421)	(2.1)
Julius Baer Group Ltd.	(1,868)	(82,722)	(0.6)
Kuehne + Nagel International AG (Registered)	(310)	(50,083)	(0.3)
Lonza Group AG (Registered)	(140)	(50,461)	(0.3)
Partners Group Holding AG	(260)	(203,180)	(1.4)
Sika AG (Registered)	(5,892)	(1,012,873)	(7.0)
Straumann Holding AG (Registered)	(50)	(44,674)	(0.3)
Swiss Re AG	(730)	(76,569)	(0.5)
UBS Group AG (Registered)	(22,340)	(264,398)	(1.8)
Vifor Pharma AG	(15)	(2,362)	(0.0)

		(3,374,070)

United Arab Emirates
NMC Health plc	(7,694)	(218,099)	(1.5)

United Kingdom
AstraZeneca plc	(2,330)	(227,215)	(1.6)
Barratt Developments plc	(25,730)	(210,415)	(1.4)
Bunzl plc	(15,178)	(394,852)	(2.7)
Centrica plc	(114,190)	(107,461)	(0.7)
CNH Industrial NV	(10,271)	(111,827)	(0.8)
Croda International plc	(3,213)	(200,465)	(1.4)
Fiat Chrysler Automobiles NV	(8,540)	(132,530)	(0.9)
Hargreaves Lansdown plc	(12,797)	(293,861)	(2.0)
Imperial Brands plc	(1,470)	(32,245)	(0.2)
International Consolidated Airlines Group SA	(18,010)	(123,974)	(0.9)
Intertek Group plc	(4,183)	(290,032)	(2.0)
Johnson Matthey plc	(2,650)	(105,276)	(0.7)
M&G plc	(4,438)	(12,291)	(0.1)
Micro Focus International plc	(2,360)	(32,391)	(0.2)
National Grid plc	(36,131)	(422,454)	(2.9)
Ocado Group plc	(21,820)	(376,096)	(2.6)
Persimmon plc	(1,340)	(39,525)	(0.3)
Prudential plc	(4,438)	(77,518)	(0.5)
Reckitt Benckiser Group plc	(7,279)	(563,261)	(3.9)

12

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United Kingdom (continued)
Rolls-Royce Holdings plc	(30,566)	$(281,261)	(1.9)%
Rolls-Royce International Ltd., Class C	(1,406,036)	(1,821)	(0.0)
Royal Bank of Scotland Group plc	(124,220)	(343,374)	(2.4)
RSA Insurance Group plc	(70,231)	(475,133)	(3.3)
Smiths Group plc	(12,690)	(265,267)	(1.8)
Spirax-Sarco Engineering plc	(3,760)	(385,866)	(2.7)
SSE plc	(18,155)	(302,028)	(2.1)
St James’s Place plc	(50,112)	(675,914)	(4.6)
Standard Life Aberdeen plc	(51,850)	(203,857)	(1.4)
Taylor Wimpey plc	(215,798)	(462,823)	(3.2)
Whitbread plc	(2,825)	(148,699)	(1.0)

		(7,299,732)

United States
3M Co.	(4,146)	(684,049)	(4.7)
Abbott Laboratories	(2,350)	(196,484)	(1.3)
ABIOMED, Inc.	(970)	(201,353)	(1.4)
Alaska Air Group, Inc.	(3,408)	(236,617)	(1.6)
Albemarle Corp.	(1,846)	(112,126)	(0.8)
Alliance Data Systems Corp.	(1,020)	(102,000)	(0.7)
Alnylam Pharmaceuticals, Inc.	(10,706)	(928,638)	(6.4)
Altria Group, Inc.	(5,276)	(236,312)	(1.6)
American Airlines Group, Inc.	(8,530)	(256,412)	(1.8)
American International Group, Inc.	(14,602)	(773,322)	(5.3)
Apache Corp.	(21,470)	(465,040)	(3.2)
Apple, Inc.	(560)	(139,306)	(1.0)
Aqua America, Inc.	(17,431)	(790,147)	(5.4)
Aramark	(4,250)	(185,980)	(1.3)
Arconic, Inc.	(15,673)	(430,537)	(3.0)
Arista Networks, Inc.	(1,866)	(456,368)	(3.1)
Arthur J Gallagher & Co.	(5,202)	(474,526)	(3.3)
Assurant, Inc.	(449)	(56,605)	(0.4)
AT&T, Inc.	(7,270)	(279,822)	(1.9)
Avangrid, Inc.	(2,860)	(143,143)	(1.0)
Baker Hughes Co.	(10,423)	(223,052)	(1.5)
Ball Corp.	(2,553)	(178,633)	(1.2)
Bank of New York Mellon Corp. (The)	(5,360)	(250,580)	(1.7)
Bausch Health Cos., Inc.	(5,430)	(134,881)	(0.9)
BB&T Corp.	(2,120)	(112,466)	(0.8)
Becton Dickinson and Co.	(1,759)	(450,304)	(3.1)
BioMarin Pharmaceutical, Inc.	(4,133)	(302,577)	(2.1)
Bio-Techne Corp.	(806)	(167,785)	(1.2)
Black Knight, Inc.	(1,650)	(105,930)	(0.7)
Bluebird Bio, Inc.	(3,298)	(267,138)	(1.8)
Boeing Co. (The)	(510)	(173,354)	(1.2)
Boston Scientific Corp.	(3,418)	(142,531)	(1.0)
Brown-Forman Corp., Class B	(2,323)	(152,203)	(1.0)
Caesars Entertainment Corp.	(34,790)	(427,221)	(2.9)
CarMax, Inc.	(690)	(64,287)	(0.4)
Carnival Corp.	(560)	(24,018)	(0.2)
Caterpillar, Inc.	(2,621)	(361,174)	(2.5)
Cboe Global Markets, Inc.	(3,718)	(428,128)	(2.9)
Centene Corp.	(4,308)	(228,669)	(1.6)
CenturyLink, Inc.	(20,560)	(266,046)	(1.8)
Ceridian HCM Holding, Inc.	(6,020)	(290,465)	(2.0)
Charles Schwab Corp. (The)	(2,553)	(103,933)	(0.7)
Charter Communications, Inc., Class A	(402)	(188,080)	(1.3)
Cheniere Energy, Inc.	(2,394)	(147,351)	(1.0)
Chipotle Mexican Grill, Inc.	(430)	(334,609)	(2.3)
Church & Dwight Co., Inc.	(1,596)	(111,624)	(0.8)
Cigna Corp.	(2,320)	(414,027)	(2.8)
Clorox Co. (The)	(620)	(91,568)	(0.6)

	Shares	Value	% of Basket Value

United States (continued)
CME Group, Inc.	(1,782)	$(366,647)	(2.5)%
Coca-Cola Co. (The)	(4,040)	(219,897)	(1.5)
Cognex Corp.	(5,303)	(273,051)	(1.9)
Cognizant Technology Solutions Corp., Class A	(2,896)	(176,482)	(1.2)
Conagra Brands, Inc.	(19,550)	(528,828)	(3.6)
Concho Resources, Inc.	(5,771)	(389,658)	(2.7)
Constellation Brands, Inc., Class A	(885)	(168,442)	(1.2)
Continental Resources, Inc.	(8,248)	(243,069)	(1.7)
CoStar Group, Inc.	(180)	(98,914)	(0.7)
Credit Acceptance Corp.	(160)	(70,050)	(0.5)
Crown Holdings, Inc.	(3,739)	(272,349)	(1.9)
Deere & Co.	(3,801)	(661,906)	(4.5)
DENTSPLY SIRONA, Inc.	(3,365)	(184,335)	(1.3)
DexCom, Inc.	(560)	(86,374)	(0.6)
Diamondback Energy, Inc.	(3,507)	(300,760)	(2.1)
DISH Network Corp., Class A	(4,870)	(167,431)	(1.2)
DocuSign, Inc.	(1,720)	(113,847)	(0.8)
Dominion Energy, Inc.	(3,238)	(267,297)	(1.8)
DR Horton, Inc.	(2,969)	(155,487)	(1.1)
Duke Energy Corp.	(710)	(66,925)	(0.5)
DuPont de Nemours, Inc.	(5,469)	(360,462)	(2.5)
DXC Technology Co.	(16,560)	(458,215)	(3.1)
East West Bancorp, Inc.	(1,210)	(51,933)	(0.4)
Edison International	(2,560)	(161,024)	(1.1)
Equifax, Inc.	(5,569)	(761,338)	(5.2)
Erie Indemnity Co., Class A	(150)	(27,641)	(0.2)
Everest Re Group Ltd.	(600)	(154,254)	(1.1)
Eversource Energy	(1,305)	(109,281)	(0.7)
Exact Sciences Corp.	(2,538)	(220,806)	(1.5)
Exxon Mobil Corp.	(1,740)	(117,572)	(0.8)
Ferguson plc	(3,400)	(290,337)	(2.0)
Fidelity National Information Services, Inc.	(2,490)	(328,082)	(2.3)
First Republic Bank	(2,612)	(277,812)	(1.9)
FirstEnergy Corp.	(450)	(21,744)	(0.1)
Fiserv, Inc.	(2,872)	(304,834)	(2.1)
Flowserve Corp.	(1,388)	(67,790)	(0.5)
Fortive Corp.	(2,940)	(202,860)	(1.4)
Franklin Resources, Inc.	(4,500)	(123,975)	(0.9)
Freeport-McMoRan, Inc.	(39,905)	(391,867)	(2.7)
Gartner, Inc.	(3,368)	(518,941)	(3.6)
General Electric Co.	(40,934)	(408,521)	(2.8)
Guidewire Software, Inc.	(5,818)	(655,921)	(4.5)
Halliburton Co.	(10,797)	(207,842)	(1.4)
Herbalife Nutrition Ltd.	(870)	(38,863)	(0.3)
Hess Corp.	(1,840)	(120,980)	(0.8)
Hormel Foods Corp.	(16,484)	(674,031)	(4.6)
Humana, Inc.	(370)	(108,854)	(0.7)
Huntington Bancshares, Inc.	(26,140)	(369,358)	(2.5)
Huntington Ingalls Industries, Inc.	(470)	(106,060)	(0.7)
IAC/InterActiveCorp.	(140)	(31,815)	(0.2)
Illumina, Inc.	(530)	(156,626)	(1.1)
Intel Corp.	(2,140)	(120,974)	(0.8)
International Flavors & Fragrances, Inc.	(3,700)	(451,437)	(3.1)
Intuitive Surgical, Inc.	(100)	(55,295)	(0.4)
IPG Photonics Corp.	(2,600)	(349,128)	(2.4)
Jack Henry & Associates, Inc.	(1,130)	(159,963)	(1.1)
Jacobs Engineering Group, Inc.	(1,944)	(181,920)	(1.2)
James Hardie Industries plc, CDI	(4,510)	(77,456)	(0.5)
Kellogg Co.	(8,920)	(566,688)	(3.9)
Keurig Dr Pepper, Inc.	(10,559)	(297,341)	(2.0)
KeyCorp	(16,171)	(290,593)	(2.0)
Kinder Morgan, Inc.	(6,736)	(134,585)	(0.9)

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Kohl’s Corp.	(1,000)	$(51,260)	(0.4)%
Kraft Heinz Co. (The)	(26,350)	(851,896)	(5.9)
Kroger Co. (The)	(2,710)	(66,774)	(0.5)
L Brands, Inc.	(7,726)	(131,651)	(0.9)
Laboratory Corp. of America Holdings	(134)	(22,079)	(0.2)
Las Vegas Sands Corp.	(520)	(32,157)	(0.2)
Lennar Corp., Class A	(8,649)	(515,480)	(3.5)
Liberty Broadband Corp., Class C	(1,720)	(203,080)	(1.4)
Live Nation Entertainment, Inc.	(2,448)	(172,584)	(1.2)
Marathon Petroleum Corp.	(7,617)	(487,107)	(3.3)
Markel Corp.	(341)	(399,311)	(2.7)
Marsh & McLennan Cos., Inc.	(2,140)	(221,747)	(1.5)
Martin Marietta Materials, Inc.	(1,407)	(368,507)	(2.5)
Marvell Technology Group Ltd.	(5,549)	(135,340)	(0.9)
McCormick & Co., Inc. (Non-Voting)	(2,313)	(371,676)	(2.6)
MGM Resorts International	(12,101)	(344,879)	(2.4)
Middleby Corp. (The)	(1,320)	(159,654)	(1.1)
Mohawk Industries, Inc.	(3,076)	(441,037)	(3.0)
Molina Healthcare, Inc.	(930)	(109,405)	(0.8)
Molson Coors Brewing Co., Class B	(1,640)	(86,461)	(0.6)
Moody’s Corp.	(520)	(114,759)	(0.8)
Mosaic Co. (The)	(2,861)	(56,877)	(0.4)
Netflix, Inc.	(2,252)	(647,247)	(4.4)
Neurocrine Biosciences, Inc.	(380)	(37,806)	(0.3)
Newell Brands, Inc.	(11,729)	(222,499)	(1.5)
NextEra Energy, Inc.	(400)	(95,336)	(0.7)
NiSource, Inc.	(9,900)	(277,596)	(1.9)
Noble Energy, Inc.	(20,474)	(394,329)	(2.7)
Nordson Corp.	(1,649)	(258,580)	(1.8)
NVIDIA Corp.	(600)	(120,612)	(0.8)
Okta, Inc.	(3,430)	(374,110)	(2.6)
Owens Corning	(1,940)	(118,883)	(0.8)
Packaging Corp. of America	(380)	(41,595)	(0.3)
Paycom Software, Inc.	(359)	(75,939)	(0.5)
PerkinElmer, Inc.	(2,637)	(226,677)	(1.6)
Pilgrim’s Pride Corp.	(7,550)	(229,218)	(1.6)
Pioneer Natural Resources Co.	(2,218)	(272,858)	(1.9)
Pool Corp.	(230)	(47,702)	(0.3)
Post Holdings, Inc.	(3,032)	(311,993)	(2.1)
PPL Corp.	(3,530)	(118,220)	(0.8)
PRA Health Sciences, Inc.	(1,320)	(128,977)	(0.9)
Prudential Financial, Inc.	(1,550)	(141,267)	(1.0)
PTC, Inc.	(3,820)	(255,596)	(1.8)
PVH Corp.	(710)	(61,884)	(0.4)
QIAGEN NV	(3,960)	(119,113)	(0.8)
QUALCOMM, Inc.	(560)	(45,046)	(0.3)
ResMed, Inc.	(2,622)	(387,846)	(2.7)
RingCentral, Inc., Class A	(680)	(109,834)	(0.8)
Rollins, Inc.	(5,490)	(209,224)	(1.4)
RPM International, Inc.	(2,510)	(181,799)	(1.2)
S&P Global, Inc.	(370)	(95,456)	(0.7)
Sabre Corp.	(8,010)	(188,075)	(1.3)
Sage Therapeutics, Inc.	(1,321)	(179,194)	(1.2)
salesforce.com, Inc.	(240)	(37,558)	(0.3)
Santander Consumer USA Holdings, Inc.	(980)	(24,578)	(0.2)
Sarepta Therapeutics, Inc.	(1,139)	(94,605)	(0.6)
Schlumberger Ltd.	(16,380)	(535,462)	(3.7)
Seattle Genetics, Inc.	(7,513)	(806,896)	(5.5)
Sempra Energy	(929)	(134,250)	(0.9)
Service Corp. International	(1,380)	(62,762)	(0.4)
Signature Bank	(320)	(37,862)	(0.3)
Sirius XM Holdings, Inc.	(3,800)	(25,536)	(0.2)
Skyworks Solutions, Inc.	(1,050)	(95,613)	(0.7)

	Shares	Value	% of Basket Value

United States (continued)
Splunk, Inc.	(560)	$(67,178)	(0.5)%
Sprint Corp.	(18,240)	(113,270)	(0.8)
Square, Inc., Class A	(5,610)	(344,622)	(2.4)
Stanley Black & Decker, Inc.	(3,238)	(490,007)	(3.4)
State Street Corp.	(7,215)	(476,695)	(3.3)
SVB Financial Group	(515)	(114,062)	(0.8)
Symantec Corp.	(13,441)	(307,530)	(2.1)
Take-Two Interactive Software, Inc.	(783)	(94,234)	(0.6)
Tapestry, Inc.	(2,940)	(76,028)	(0.5)
Targa Resources Corp.	(14,309)	(556,334)	(3.8)
TD Ameritrade Holding Corp.	(660)	(25,331)	(0.2)
Teleflex, Inc.	(908)	(315,448)	(2.2)
Tiffany & Co.	(2,863)	(356,472)	(2.4)
TransUnion	(3,348)	(276,612)	(1.9)
Travelers Cos., Inc. (The)	(330)	(43,250)	(0.3)
Trimble, Inc.	(1,744)	(69,481)	(0.5)
Twilio, Inc., Class A	(2,910)	(280,990)	(1.9)
Twitter, Inc.	(4,345)	(130,220)	(0.9)
Tyler Technologies, Inc.	(1,440)	(386,669)	(2.7)
Tyson Foods, Inc., Class A	(1,690)	(139,915)	(1.0)
Vail Resorts, Inc.	(306)	(71,105)	(0.5)
Wabtec Corp.	(5,641)	(391,316)	(2.7)
Walgreens Boots Alliance, Inc.	(1,270)	(69,571)	(0.5)
Walt Disney Co. (The)	(6,223)	(808,492)	(5.6)
Wayfair, Inc., Class A	(6,503)	(534,742)	(3.7)
WellCare Health Plans, Inc.	(675)	(200,205)	(1.4)
Wells Fargo & Co.	(4,003)	(206,675)	(1.4)
Western Digital Corp.	(3,063)	(158,204)	(1.1)
Westlake Chemical Corp.	(7,330)	(463,183)	(3.2)
WEX, Inc.	(979)	(185,207)	(1.3)
Whirlpool Corp.	(570)	(86,708)	(0.6)
Williams Cos., Inc. (The)	(25,157)	(561,253)	(3.9)
Workday, Inc., Class A	(1,527)	(247,618)	(1.7)
WRKCo, Inc.	(3,826)	(142,978)	(1.0)
Wynn Resorts Ltd.	(1,002)	(121,583)	(0.8)
Xylem, Inc.	(4,874)	(373,787)	(2.6)
Zayo Group Holdings, Inc.	(2,270)	(77,498)	(0.5)
Zendesk, Inc.	(109)	(7,701)	(0.1)
Zimmer Biomet Holdings, Inc.	(480)	(66,350)	(0.5)

		(51,230,067)

Total Reference Entity — Short		(98,232,198)

Net Value of Reference Entity — Bank of America NA		$14,551,673

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of October 31, 2019, expiration dates 02/24/23 - 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
AGL Energy Ltd.	1,480	20,203	0.1
Aristocrat Leisure Ltd.	12,490	272,345	1.9
ASX Ltd.	1,260	71,520	0.5
Aurizon Holdings Ltd.	190,900	776,627	5.4
BHP Group Ltd.	20,057	491,646	3.4
BHP Group plc	23,440	497,175	3.5
Cochlear Ltd.	950	138,596	1.0
CSL Ltd.	280	49,380	0.4
Newcrest Mining Ltd.	11,880	259,321	1.8
Qantas Airways Ltd.	8,520	37,685	0.3

14

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Australia (continued)
QBE Insurance Group Ltd.	9,568	$83,245	0.6%
Rio Tinto Ltd.	10,306	644,465	4.5
Rio Tinto plc	860	44,773	0.3
Santos Ltd.	5,990	33,505	0.2
Suncorp Group Ltd.	7,787	72,298	0.5
Telstra Corp. Ltd.	59,045	142,207	1.0
Treasury Wine Estates Ltd.	2,870	34,793	0.2
Woolworths Group Ltd.	22,390	577,352	4.0

		4,247,136

Austria
Erste Group Bank AG	1,890	66,845	0.5
OMV AG	7,552	441,502	3.1

		508,347

Belgium
Ageas	3,718	214,420	1.5
Colruyt SA	670	37,243	0.3
Groupe Bruxelles Lambert SA	4,136	415,486	2.9
KBC Group NV	1,210	85,080	0.6
UCB SA	691	55,694	0.4

		807,923

Canada
Bank of Montreal	9,610	711,392	5.0
BCE, Inc.	9,103	431,824	3.0
Canadian Imperial Bank of Commerce	2,717	231,680	1.6
Canadian Natural Resources Ltd.	104	2,622	0.0
Canadian Pacific Railway Ltd.	1,370	311,540	2.2
Canadian Tire Corp. Ltd., Class A	1,230	132,600	0.9
CGI, Inc.	8,505	661,105	4.6
Fortis, Inc.	1,530	63,565	0.4
Hydro One Ltd.	11,870	220,709	1.5
Imperial Oil Ltd.	6,868	171,035	1.2
Magna International, Inc.	721	38,768	0.3
Manulife Financial Corp.	8,100	150,856	1.0
National Bank of Canada	19,049	983,762	6.9
Nutrien Ltd.	2,240	107,050	0.7
Power Financial Corp.	2,090	48,874	0.3
Rogers Communications, Inc., Class B	2,050	96,515	0.7
Royal Bank of Canada	1,380	111,314	0.8
Sun Life Financial, Inc.	2,020	90,625	0.6
Suncor Energy, Inc.	10,519	312,751	2.2
TELUS Corp.	6,831	242,983	1.7
Thomson Reuters Corp.	1,001	67,327	0.5
Toronto-Dominion Bank (The)	940	53,677	0.4

		5,242,574

China
BOC Hong Kong Holdings Ltd.	140,500	482,706	3.4

Denmark
Carlsberg A/S, Class B	4,202	591,743	4.1
Demant A/S	3,350	88,491	0.6
GN Store Nord A/S	8,731	384,103	2.7
Tryg A/S	7,891	220,562	1.5

		1,284,899

Finland
Fortum OYJ	1,740	42,521	0.3
Neste OYJ	3,417	123,465	0.9
UPM-Kymmene OYJ	14,462	471,020	3.3

		637,006

	Shares	Value	% of Basket Value

France
Air Liquide SA	473	$62,891	0.4%
Alstom SA	7,560	327,070	2.3
Arkema SA	322	32,953	0.2
Bouygues SA	373	15,822	0.1
Bureau Veritas SA	3,800	97,153	0.7
Capgemini SE	760	85,675	0.6
Carrefour SA	1,750	29,795	0.2
Cie de Saint-Gobain	5,160	210,156	1.5
Danone SA	2,767	229,222	1.6
Dassault Systemes SE	1,979	300,564	2.1
Eiffage SA	3,428	368,188	2.6
Hermes International	440	316,955	2.2
Kering SA	290	165,009	1.1
Legrand SA	1,943	151,795	1.1
Orange SA	6,429	103,472	0.7
Pernod Ricard SA	220	40,641	0.3
Peugeot SA	1,060	26,846	0.2
Safran SA	1,410	223,330	1.5
Sanofi	1,580	145,656	1.0
Schneider Electric SE	1,713	159,207	1.1
Suez	5,320	82,979	0.6
TOTAL SA	3,712	196,247	1.4
Veolia Environnement SA	7,497	197,349	1.4
Vinci SA	1,111	124,650	0.9
Vivendi SA	7,930	220,832	1.5

		3,914,457

Germany
adidas AG	1,939	598,707	4.2
Allianz SE (Registered)	1,583	386,605	2.7
BASF SE	1,650	125,432	0.9
Brenntag AG	3,920	196,471	1.4
Deutsche Telekom AG (Registered)	16,404	288,638	2.0
Evonik Industries AG	5,163	136,065	1.0
Hannover Rueck SE	2,300	407,569	2.8
HeidelbergCement AG	2,497	185,123	1.3
HOCHTIEF AG	3,441	429,929	3.0
Knorr-Bremse AG	948	95,675	0.7
LEG Immobilien AG	675	77,533	0.5
Merck KGaA	882	105,193	0.7
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	3,407	946,600	6.6
Volkswagen AG (Preference)	1,545	293,713	2.1

		4,273,253

Hong Kong
CK Asset Holdings Ltd.	5,000	34,789	0.3
CLP Holdings Ltd.	8,500	88,276	0.6
Henderson Land Development Co. Ltd.	69,000	344,626	2.4
Sun Hung Kai Properties Ltd.	11,500	174,263	1.2

		641,954

Italy
Assicurazioni Generali SpA	5,605	113,655	0.8
Eni SpA	33,795	512,704	3.6
Ferrari NV	1,490	238,634	1.7
Mediobanca Banca di Credito Finanziario SpA	10,890	129,497	0.9
Moncler SpA	1,625	62,707	0.4
Snam SpA	32,960	169,214	1.2

		1,226,411

Japan
AGC, Inc.	4,700	165,252	1.2
Ajinomoto Co., Inc.	11,700	222,443	1.6

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Asahi Group Holdings Ltd.	3,000	$150,232	1.0%
Astellas Pharma, Inc.	3,100	53,204	0.4
Bridgestone Corp.	4,000	166,200	1.2
Canon, Inc.	10,700	293,605	2.0
Denso Corp.	3,100	143,933	1.0
East Japan Railway Co.	3,400	308,656	2.2
FUJIFILM Holdings Corp.	5,800	254,633	1.8
Honda Motor Co. Ltd.	5,400	146,092	1.0
Hoya Corp.	700	61,864	0.4
Inpex Corp.	4,800	44,374	0.3
Isuzu Motors Ltd.	300	3,486	0.0
ITOCHU Corp.	6,600	137,992	1.0
Japan Tobacco, Inc.	1,200	27,123	0.2
Kyocera Corp.	2,400	157,456	1.1
Marubeni Corp.	19,000	133,723	0.9
Mazda Motor Corp.	7,300	67,016	0.5
MEIJI Holdings Co. Ltd.	5,600	403,636	2.8
Mitsubishi Chemical Holdings Corp.	32,600	248,452	1.7
Mitsubishi Corp.	4,300	109,368	0.8
Mitsubishi Electric Corp.	2,800	40,005	0.3
Mitsubishi Heavy Industries Ltd.	5,100	206,394	1.4
Mitsubishi UFJ Financial Group, Inc.	53,800	278,915	1.9
Mitsui & Co. Ltd.	12,100	207,805	1.5
Mizuho Financial Group, Inc.	74,000	114,883	0.8
MS&AD Insurance Group Holdings, Inc.	11,800	381,037	2.7
NEC Corp.	700	27,741	0.2
Nissan Motor Co. Ltd.	500	3,155	0.0
NTT Data Corp.	5,100	66,967	0.5
Olympus Corp.	2,700	36,737	0.3
Omron Corp.	1,300	76,052	0.5
ORIX Corp.	11,300	177,578	1.2
Otsuka Holdings Co. Ltd.	800	33,352	0.2
Ricoh Co. Ltd.	10,000	89,056	0.6
Secom Co. Ltd.	5,800	537,448	3.7
Sekisui House Ltd.	1,800	38,816	0.3
Seven & i Holdings Co. Ltd.	11,800	445,808	3.1
Shimadzu Corp.	1,300	34,718	0.2
Shionogi & Co. Ltd.	1,100	66,025	0.5
Sompo Holdings, Inc.	1,100	43,237	0.3
Sumitomo Chemical Co. Ltd.	83,000	379,674	2.6
Sumitomo Corp.	29,700	482,399	3.4
Sumitomo Electric Industries Ltd.	10,200	139,880	1.0
Sumitomo Mitsui Financial Group, Inc.	11,200	397,636	2.8
Sumitomo Mitsui Trust Holdings, Inc.	1,900	69,246	0.5
Tokio Marine Holdings, Inc.	1,600	86,505	0.6
Tokyo Electron Ltd.	1,000	202,599	1.4
Toyota Motor Corp.	500	34,690	0.2
Trend Micro, Inc.	1,500	75,711	0.5
West Japan Railway Co.	2,000	173,781	1.2
Yamaha Corp.	3,300	153,679	1.1

		8,400,269

Luxembourg
Tenaris SA	19,540	198,231	1.4

Macau
Sands China Ltd.	43,200	212,787	1.5

Netherlands
Akzo Nobel NV	8,046	741,789	5.2
ING Groep NV	15,760	178,458	1.2
Koninklijke DSM NV	2,840	337,074	2.4
Koninklijke Philips NV	3,606	158,210	1.1
NN Group NV	7,920	302,203	2.1

	Shares	Value	% of Basket Value

Netherlands (continued)
Randstad NV	1,609	$89,295	0.6%
Royal Dutch Shell plc, Class A	20,256	587,183	4.1
Wolters Kluwer NV	4,374	322,158	2.2

		2,716,370

Norway
DNB ASA	24,576	447,462	3.1
Equinor ASA	23,879	443,330	3.1
Orkla ASA	14,370	138,122	1.0
Telenor ASA	4,392	82,200	0.6
Yara International ASA	1,530	59,603	0.4

		1,170,717

Portugal
Galp Energia SGPS SA	6,580	105,246	0.8

Singapore
Singapore Telecommunications Ltd.	79,500	192,514	1.3
United Overseas Bank Ltd.	5,000	98,437	0.7

		290,951

South Korea
Hana Financial Group, Inc.	19,059	551,807	3.8
Hyundai Mobis Co. Ltd.	970	197,816	1.4
KB Financial Group, Inc.	4,794	172,581	1.2
Kia Motors Corp.	1,215	44,405	0.3
KT&G Corp.	1,350	115,886	0.8
LG Electronics, Inc.	2,100	120,349	0.8
LG Household & Health Care Ltd.	266	287,838	2.0
NCSoft Corp.	132	58,581	0.4
POSCO	2,396	434,744	3.0
Samsung Electronics Co. Ltd.	910	39,330	0.3
Samsung Electronics Co. Ltd. (Preference)	6,900	242,886	1.7
Shinhan Financial Group Co. Ltd.	5,742	209,210	1.5
SK Telecom Co. Ltd.	1,819	371,797	2.6

		2,847,230

Spain
ACS Actividades de Construccion y Servicios SA	3,548	143,971	1.0
Aena SME SA	1,132	207,792	1.5
Repsol SA	39,454	650,191	4.5
Telefonica SA	51,390	394,638	2.8

		1,396,592

Sweden
Atlas Copco AB, Class B	10,211	316,830	2.2
Essity AB, Class B	3,050	95,284	0.7
Investor AB, Class B	9,710	498,166	3.5
Kinnevik AB, Class B	2,098	57,417	0.4
Lundin Petroleum AB	10,660	353,039	2.5
Sandvik AB	21,335	376,932	2.6
Skandinaviska Enskilda Banken AB, Class A	2,529	24,256	0.2
SKF AB, Class B	4,472	80,971	0.6
Swedish Match AB	3,847	180,726	1.2
Telia Co. AB	2,623	11,538	0.1
Volvo AB, Class B	32,697	489,990	3.4

		2,485,149

Switzerland
Adecco Group AG (Registered)	1,650	98,086	0.7
Coca-Cola HBC AG	6,900	210,096	1.5
LafargeHolcim Ltd. (Registered)	3,850	198,731	1.4
Logitech International SA (Registered)	4,818	197,765	1.4

16

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Switzerland (continued)
Novartis AG (Registered)	1,160	$101,355	0.7%
Roche Holding AG	2,160	650,065	4.5
Schindler Holding AG	920	225,397	1.6
Sonova Holding AG (Registered)	810	185,877	1.3
STMicroelectronics NV	9,000	204,267	1.4
Swatch Group AG (The)	1,360	377,099	2.6
Swiss Life Holding AG (Registered)	347	173,784	1.2
Temenos AG (Registered)	550	78,689	0.5
Zurich Insurance Group AG	1,387	543,288	3.8

		3,244,499

Taiwan
Chunghwa Telecom Co. Ltd.	286,000	1,053,185	7.3
Taiwan Cement Corp.	40,000	53,106	0.4
Taiwan Semiconductor Manufacturing Co. Ltd.	118,000	1,156,377	8.1

		2,262,668

United Kingdom
3i Group plc	7,200	105,213	0.7
Admiral Group plc	3,110	81,394	0.6
Ashtead Group plc	2,380	72,461	0.5
Associated British Foods plc	11,476	331,252	2.3
Aviva plc	19,070	102,788	0.7
BAE Systems plc	4,710	35,182	0.3
Berkeley Group Holdings plc	6,582	375,170	2.6
BP plc	117,098	742,561	5.2
BT Group plc	31,030	82,349	0.6
Compass Group plc	9,612	255,911	1.8
DCC plc	776	72,773	0.5
Diageo plc	13,582	555,925	3.9
Experian plc	4,703	148,245	1.0
GlaxoSmithKline plc	6,057	138,735	1.0
Halma plc	12,603	305,817	2.1
HSBC Holdings plc	39,620	299,334	2.1
Informa plc	17,760	178,510	1.2
InterContinental Hotels Group plc	10,476	633,952	4.4
Lloyds Banking Group plc	268,077	197,199	1.4
Pearson plc	12,050	106,421	0.7
RELX plc	6,522	157,020	1.1
Rightmove plc	42,700	331,445	2.3
Sage Group plc (The)	26,465	246,657	1.7
Schroders plc	5,940	238,131	1.7
Severn Trent plc	1,110	32,423	0.2
Smith & Nephew plc	31,456	675,247	4.7
Standard Chartered plc	14,000	127,035	0.9
Tesco plc	38,450	117,371	0.8
Unilever plc	1,099	65,807	0.5
United Utilities Group plc	11,273	127,290	0.9
WPP plc	20,434	255,007	1.8

		7,194,625

United States
AbbVie, Inc.	41	3,262	0.0
Adobe, Inc.	110	30,572	0.2
Advance Auto Parts, Inc.	177	28,759	0.2
AES Corp.	7,715	131,541	0.9
Aflac, Inc.	7,088	376,798	2.6
Agilent Technologies, Inc.	2,767	209,600	1.5
AGNC Investment Corp.	21,402	364,904	2.5
Air Products & Chemicals, Inc.	1,560	332,686	2.3
Akamai Technologies, Inc.	6,506	562,769	3.9
Alexion Pharmaceuticals, Inc.	1,710	180,234	1.3
Alliant Energy Corp.	2,080	110,947	0.8
Allstate Corp. (The)	3,415	363,424	2.5
Ally Financial, Inc.	28,568	875,038	6.1

	Shares	Value	% of Basket Value

United States (continued)
Alphabet, Inc., Class A	26	$32,729	0.2%
Amdocs Ltd.	5,760	375,552	2.6
Ameren Corp.	4,948	384,460	2.7
American Electric Power Co., Inc.	2,700	254,853	1.8
American Express Co.	2,985	350,081	2.4
American Financial Group, Inc.	2,234	232,425	1.6
Ameriprise Financial, Inc.	2,481	374,358	2.6
AmerisourceBergen Corp.	400	34,152	0.2
AMETEK, Inc.	7,021	643,475	4.5
Amgen, Inc.	4,668	995,451	6.9
ANSYS, Inc.	576	126,806	0.9
Anthem, Inc.	640	172,211	1.2
Applied Materials, Inc.	1,860	100,924	0.7
AptarGroup, Inc.	490	57,894	0.4
Arch Capital Group Ltd.	2,240	93,542	0.7
Aspen Technology, Inc.	5,076	584,298	4.1
Atmos Energy Corp.	930	104,606	0.7
Autodesk, Inc.	560	82,522	0.6
Automatic Data Processing, Inc.	4,418	716,732	5.0
AutoZone, Inc.	541	619,110	4.3
Avery Dennison Corp.	210	26,851	0.2
AXA Equitable Holdings, Inc.	5,381	116,230	0.8
Axalta Coating Systems Ltd.	3,154	93,011	0.7
Baxter International, Inc.	2,549	195,508	1.4
Best Buy Co., Inc.	4,172	299,675	2.1
Biogen, Inc.	5,857	1,749,544	12.2
Bio-Rad Laboratories, Inc., Class A	560	185,707	1.3
Booz Allen Hamilton Holding Corp.	4,554	320,465	2.2
Bright Horizons Family Solutions, Inc.	1,640	243,573	1.7
Bristol-Myers Squibb Co.	590	33,848	0.2
Cabot Oil & Gas Corp.	8,172	152,326	1.1
Cadence Design Systems, Inc.	16,919	1,105,657	7.7
Campbell Soup Co.	109	5,048	0.0
Capital One Financial Corp.	4,990	465,318	3.2
Cardinal Health, Inc.	660	32,637	0.2
Carlisle Cos., Inc.	410	62,431	0.4
CBRE Group, Inc., Class A	9,471	507,172	3.5
CBS Corp. (Non-Voting), Class B	940	33,878	0.2
CDK Global, Inc.	1,650	83,391	0.6
CDW Corp.	1,106	141,468	1.0
Celanese Corp.	3,833	464,368	3.2
Celgene Corp.	1,987	214,656	1.5
Cerner Corp.	2,750	184,580	1.3
CF Industries Holdings, Inc.	1,880	85,258	0.6
CH Robinson Worldwide, Inc.	747	56,503	0.4
Chevron Corp.	3,457	401,496	2.8
Cincinnati Financial Corp.	1,790	202,646	1.4
Cintas Corp.	1,372	368,615	2.6
Cisco Systems, Inc.	2,890	137,304	1.0
Citizens Financial Group, Inc.	5,767	202,768	1.4
Citrix Systems, Inc.	6,923	753,638	5.3
CMS Energy Corp.	3,160	201,987	1.4
Colgate-Palmolive Co.	1,789	122,725	0.9
Columbia Sportswear Co.	3,016	272,797	1.9
Comcast Corp., Class A	12,802	573,786	4.0
Comerica, Inc.	1,349	88,252	0.6
Commerce Bancshares, Inc.	2,561	164,826	1.2
ConocoPhillips	11,067	610,898	4.3
Consolidated Edison, Inc.	1,930	177,985	1.2
Copart, Inc.	1,790	147,926	1.0
Corning, Inc.	2,913	86,312	0.6
CSX Corp.	5,397	379,247	2.6
Cummins, Inc.	3,160	545,037	3.8
Darden Restaurants, Inc.	3,831	430,106	3.0

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Delta Air Lines, Inc.	1,490	$82,069	0.6%
Devon Energy Corp.	3,170	64,288	0.4
Discover Financial Services	4,878	391,508	2.7
Dollar General Corp.	780	125,065	0.9
Dover Corp.	6,971	724,217	5.1
DTE Energy Co.	6,596	839,803	5.9
Dunkin’ Brands Group, Inc.	3,180	250,012	1.7
E*TRADE Financial Corp.	1,780	74,386	0.5
Eastman Chemical Co.	2,862	217,626	1.5
Eaton Corp. plc	2,289	199,395	1.4
eBay, Inc.	8,424	296,946	2.1
Ecolab, Inc.	140	26,890	0.2
Emerson Electric Co.	2,820	197,823	1.4
Encompass Health Corp.	1,167	74,711	0.5
Entergy Corp.	1,060	128,769	0.9
Estee Lauder Cos., Inc. (The), Class A	1,827	340,315	2.4
Expedia Group, Inc.	2,250	307,485	2.1
Expeditors International of Washington, Inc.	17,019	1,241,366	8.7
F5 Networks, Inc.	230	33,138	0.2
Fair Isaac Corp.	1,408	428,088	3.0
Fastenal Co.	6,118	219,881	1.5
Fifth Third Bancorp	9,107	264,832	1.8
FleetCor Technologies, Inc.	360	105,919	0.7
Ford Motor Co.	10,670	91,655	0.6
Fortinet, Inc.	339	27,649	0.2
Fortune Brands Home & Security, Inc.	1,360	81,668	0.6
Garmin Ltd.	5,267	493,781	3.4
General Mills, Inc.	340	17,292	0.1
General Motors Co.	760	28,242	0.2
Gilead Sciences, Inc.	7,531	479,800	3.3
Globe Life, Inc.	6,234	606,755	4.2
Graco, Inc.	9,681	437,581	3.1
HCA Healthcare, Inc.	3,191	426,126	3.0
HD Supply Holdings, Inc.	6,701	264,958	1.8
HEICO Corp., Class A	1,380	131,473	0.9
Henry Schein, Inc.	1,450	90,748	0.6
Hershey Co. (The)	741	108,831	0.8
Hewlett Packard Enterprise Co.	50,989	836,729	5.8
Hill-Rom Holdings, Inc.	2,263	236,913	1.7
Hilton Worldwide Holdings, Inc.	4,260	413,050	2.9
Hologic, Inc.	4,490	216,912	1.5
Home Depot, Inc. (The)	1,483	347,882	2.4
Honeywell International, Inc.	2,428	419,388	2.9
HP, Inc.	9,280	161,194	1.1
IDEX Corp.	3,250	505,473	3.5
IDEXX Laboratories, Inc.	908	258,789	1.8
Incyte Corp.	2,280	191,338	1.3
Ingersoll-Rand plc	5,343	677,973	4.7
International Paper Co.	3,064	133,836	0.9
Interpublic Group of Cos., Inc. (The)	10,445	227,179	1.6
Intuit, Inc.	2,333	600,747	4.2
Ionis Pharmaceuticals, Inc.	1,290	71,879	0.5
Johnson & Johnson	2,626	346,737	2.4
Jones Lang LaSalle, Inc.	180	26,374	0.2
JPMorgan Chase & Co.	380	47,470	0.3
Juniper Networks, Inc.	3,220	79,920	0.6
Kansas City Southern	480	67,574	0.5
Keysight Technologies, Inc.	1,150	116,047	0.8
L3Harris Technologies, Inc.	810	167,111	1.2
Lam Research Corp.	2,571	696,844	4.9
Lincoln National Corp.	4,370	246,818	1.7
Loews Corp.	5,630	275,870	1.9

	Shares	Value	% of Basket Value

United States (continued)
LPL Financial Holdings, Inc.	7,640	$617,618	4.3%
Lululemon Athletica, Inc.	1,088	222,246	1.6
LyondellBasell Industries NV, Class A	791	70,953	0.5
Marathon Oil Corp.	18,070	208,347	1.5
Masco Corp.	2,202	101,843	0.7
Masimo Corp.	1,050	153,080	1.1
Maxim Integrated Products, Inc.	5,124	300,574	2.1
McKesson Corp.	1,489	198,037	1.4
Medtronic plc	2,150	234,135	1.6
Merck & Co., Inc.	2,400	207,984	1.5
Mettler-Toledo International, Inc.	195	137,463	1.0
Microsoft Corp.	700	100,359	0.7
Mondelez International, Inc., Class A	9,326	489,149	3.4
Monster Beverage Corp.	960	53,885	0.4
Morgan Stanley	5,400	248,670	1.7
Motorola Solutions, Inc.	1,987	330,478	2.3
MSCI, Inc.	433	101,564	0.7
New Residential Investment Corp.	11,860	187,862	1.3
NIKE, Inc., Class B	4,760	426,258	3.0
Norfolk Southern Corp.	581	105,742	0.7
Norwegian Cruise Line Holdings Ltd.	3,390	172,076	1.2
NRG Energy, Inc.	3,910	156,869	1.1
NVR, Inc.	30	109,098	0.8
OGE Energy Corp.	5,128	220,812	1.5
Omnicom Group, Inc.	4,766	367,888	2.6
Oracle Corp.	2,113	115,137	0.8
O’Reilly Automotive, Inc.	260	113,233	0.8
PACCAR, Inc.	695	52,862	0.4
Parker-Hannifin Corp.	1,190	218,353	1.5
Paychex, Inc.	7,243	605,805	4.2
PayPal Holdings, Inc.	390	40,599	0.3
Pentair plc	8,878	368,171	2.6
PepsiCo, Inc.	265	36,350	0.3
Phillips 66	1,039	121,376	0.8
Pinnacle West Capital Corp.	1,786	168,098	1.2
PPG Industries, Inc.	1,090	136,381	1.0
Procter & Gamble Co. (The)	1,540	191,745	1.3
Progressive Corp. (The)	670	46,699	0.3
PulteGroup, Inc.	1,140	44,734	0.3
Qorvo, Inc.	3,348	270,719	1.9
Raymond James Financial, Inc.	340	28,387	0.2
Regeneron Pharmaceuticals, Inc.	194	59,418	0.4
Reinsurance Group of America, Inc.	1,691	274,737	1.9
Reliance Steel & Aluminum Co.	2,400	278,496	1.9
Republic Services, Inc.	2,020	176,770	1.2
Robert Half International, Inc.	4,846	277,530	1.9
Rockwell Automation, Inc.	1,144	196,757	1.4
Roper Technologies, Inc.	1,050	353,808	2.5
Royal Caribbean Cruises Ltd.	710	77,269	0.5
Royal Gold, Inc.	290	33,478	0.2
Sealed Air Corp.	2,690	112,361	0.8
SEI Investments Co.	2,680	160,586	1.1
ServiceNow, Inc.	1,492	368,912	2.6
Sherwin-Williams Co. (The)	70	40,062	0.3
Snap-on, Inc.	240	39,041	0.3
Sonoco Products Co.	3,400	196,180	1.4
Southern Co. (The)	2,150	134,719	0.9
Southwest Airlines Co.	2,236	125,507	0.9
Starbucks Corp.	2,435	205,904	1.4
STERIS plc	2,759	390,592	2.7
Stryker Corp.	962	208,052	1.5
Synchrony Financial	9,979	352,957	2.5
Synopsys, Inc.	1,927	261,590	1.8
Sysco Corp.	3,769	301,030	2.1

18

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
T Rowe Price Group, Inc.	3,230	$374,034	2.6%
Teledyne Technologies, Inc.	677	223,139	1.6
Teradyne, Inc.	13,270	812,389	5.7
Texas Instruments, Inc.	9,089	1,072,411	7.5
Thermo Fisher Scientific, Inc.	260	78,515	0.5
Tractor Supply Co.	5,661	537,908	3.8
Ulta Beauty, Inc.	140	32,641	0.2
Union Pacific Corp.	615	101,758	0.7
United Continental Holdings, Inc.	3,706	336,653	2.3
United Rentals, Inc.	260	34,728	0.2
US Bancorp	860	49,037	0.3
US Foods Holding Corp.	6,130	243,177	1.7
Varian Medical Systems, Inc.	1,226	148,113	1.0
VeriSign, Inc.	2,293	435,716	3.0
Vertex Pharmaceuticals, Inc.	2,260	441,785	3.1
VF Corp.	1,310	107,800	0.8
Viacom, Inc., Class B	6,736	145,228	1.0
Visa, Inc., Class A	2,127	380,435	2.7
Vistra Energy Corp.	3,240	87,577	0.6
Voya Financial, Inc.	15,523	837,621	5.8
Vulcan Materials Co.	300	42,861	0.3
Walmart, Inc.	1,441	168,972	1.2
Waste Management, Inc.	2,120	237,885	1.7
West Pharmaceutical Services, Inc.	862	123,990	0.9
WR Berkley Corp.	2,450	171,255	1.2
WW Grainger, Inc.	158	48,797	0.3
Xcel Energy, Inc.	2,700	171,477	1.2
Xerox Holdings Corp.	3,220	109,255	0.8
Xilinx, Inc.	390	35,389	0.2
Yum! Brands, Inc.	4,755	483,631	3.4
Zions Bancorp NA	5,755	278,945	1.9
Zoetis, Inc.	2,330	298,054	2.1

		61,283,878

Total Reference Entity — Long		117,075,878

Reference Entity — Short

Australia
Brambles Ltd.	(20,810)	(172,037)	(1.2)
Commonwealth Bank of Australia	(3,810)	(206,579)	(1.4)
Computershare Ltd.	(15,150)	(165,369)	(1.1)
Insurance Australia Group Ltd.	(46,890)	(256,914)	(1.8)
National Australia Bank Ltd.	(5,650)	(110,905)	(0.8)
Oil Search Ltd.	(18,480)	(91,204)	(0.6)
Ramsay Health Care Ltd.	(4,130)	(195,145)	(1.4)
South32 Ltd.	(17,270)	(30,221)	(0.2)
Sydney Airport	(13,180)	(79,824)	(0.6)
Westpac Banking Corp.	(12,130)	(235,510)	(1.6)

		(1,543,708)

Austria
Raiffeisen Bank International AG	(5,510)	(135,762)	(1.0)

Belgium
Anheuser-Busch InBev SA/NV	(3,887)	(313,749)	(2.2)
Proximus SADP	(7,190)	(220,954)	(1.6)

		(534,703)

Canada
Alimentation Couche-Tard, Inc., Class B	(3,432)	(102,926)	(0.7)
Barrick Gold Corp.	(23,143)	(401,762)	(2.8)
Brookfield Asset Management, Inc., Class A	(830)	(45,858)	(0.3)
Canadian National Railway Co.	(750)	(67,079)	(0.5)
Cenovus Energy, Inc.	(5,770)	(49,153)	(0.3)

	Shares	Value	% of Basket Value

Canada (continued)
Dollarama, Inc.	(5,460)	$(183,686)	(1.3)%
Enbridge, Inc.	(9,058)	(329,901)	(2.3)
Fairfax Financial Holdings Ltd.	(180)	(76,258)	(0.5)
Husky Energy, Inc.	(12,280)	(85,776)	(0.6)
Intact Financial Corp.	(1,990)	(205,331)	(1.4)
Inter Pipeline Ltd.	(19,330)	(324,490)	(2.3)
Metro Inc/CN	(6,030)	(255,008)	(1.8)
Pembina Pipeline Corp.	(2,424)	(85,340)	(0.6)
Restaurant Brands International, Inc.	(1,050)	(68,712)	(0.5)
Saputo, Inc.	(6,840)	(198,381)	(1.4)
Shopify, Inc., Class A	(1,805)	(565,990)	(4.0)
Teck Resources Ltd., Class B	(11,275)	(178,229)	(1.2)
Wheaton Precious Metals Corp.	(2,250)	(63,070)	(0.4)

		(3,286,950)

Denmark
Chr Hansen Holding A/S	(3,623)	(278,158)	(1.9)
Danske Bank A/S	(8,770)	(125,328)	(0.9)
DSV PANALPINA A/S	(900)	(87,470)	(0.6)
H Lundbeck A/S	(2,210)	(75,517)	(0.5)
Novozymes A/S, Class B	(950)	(44,783)	(0.3)
Orsted A/S	(1,626)	(142,717)	(1.0)

		(753,973)

Finland
Elisa OYJ	(550)	(30,039)	(0.2)
Nokia OYJ	(101,320)	(371,947)	(2.6)
Nordea Bank Abp	(7,126)	(52,154)	(0.4)
Stora Enso OYJ, Class R	(3,760)	(48,849)	(0.4)
Wartsila OYJ Abp	(27,344)	(288,883)	(2.0)

		(791,872)

France
Accor SA	(3,065)	(131,837)	(0.9)
Aeroports de Paris	(2,203)	(418,987)	(2.9)
Amundi SA	(510)	(36,448)	(0.3)
Atos SE	(4,030)	(312,755)	(2.2)
BNP Paribas SA	(1,810)	(94,590)	(0.7)
Bollore SA	(3)	(13)	(0.0)
Cie Generale des Etablissements Michelin SCA	(1,200)	(146,109)	(1.0)
Edenred	(1,242)	(65,463)	(0.5)
Electricite de France SA	(2,288)	(23,637)	(0.2)
EssilorLuxottica SA	(480)	(73,293)	(0.5)
Faurecia SE	(2,280)	(106,404)	(0.8)
Getlink	(8,423)	(141,093)	(1.0)
Iliad SA	(600)	(62,181)	(0.4)
Ipsen SA	(1,710)	(182,265)	(1.3)
L’Oreal SA	(480)	(140,190)	(1.0)
LVMH Moet Hennessy Louis Vuitton SE	(380)	(162,281)	(1.1)
Natixis SA	(6,800)	(31,241)	(0.2)
Orpea	(930)	(112,012)	(0.8)
Publicis Groupe SA	(740)	(31,849)	(0.2)
Remy Cointreau SA	(190)	(25,426)	(0.2)
Renault SA	(2,350)	(119,989)	(0.8)
SCOR SE	(379)	(15,986)	(0.1)
Societe Generale SA	(3,520)	(100,105)	(0.7)
Teleperformance	(1,399)	(317,410)	(2.2)
Thales SA	(771)	(75,373)	(0.5)
Valeo SA	(6,667)	(248,284)	(1.7)
Worldline SA/France	(3,580)	(217,833)	(1.5)

		(3,393,054)

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Germany
Axel Springer SE	(600)	$(41,824)	(0.3)%
Bayer AG (Registered)	(5,090)	(394,863)	(2.8)
Bayerische Motoren Werke AG	(980)	(75,043)	(0.5)
Beiersdorf AG	(1,360)	(161,009)	(1.1)
Commerzbank AG	(15,654)	(93,670)	(0.7)
Continental AG	(820)	(109,831)	(0.8)
Daimler AG (Registered)	(1,140)	(66,636)	(0.5)
Delivery Hero SE	(4,850)	(227,575)	(1.6)
Deutsche Bank AG (Registered)	(56,270)	(408,055)	(2.8)
Deutsche Boerse AG	(1,617)	(250,408)	(1.7)
Deutsche Lufthansa AG	(4,220)	(73,104)	(0.5)
Deutsche Wohnen SE	(3,050)	(114,992)	(0.8)
Fresenius Medical Care AG & Co. KGaA	(1,010)	(72,901)	(0.5)
Infineon Technologies AG	(14,946)	(289,486)	(2.0)
KION Group AG	(2,969)	(197,551)	(1.4)
METRO AG	(1)	(16)	(0.0)
RWE AG	(1,460)	(44,493)	(0.3)
thyssenkrupp AG	(25,272)	(360,394)	(2.5)
Uniper SE	(250)	(7,792)	(0.1)
United Internet AG (Registered)	(1,875)	(56,603)	(0.4)
Vonovia SE	(1,030)	(54,853)	(0.4)
Wirecard AG	(3,343)	(422,943)	(2.9)
Zalando SE	(9,773)	(423,728)	(3.0)

		(3,947,770)

Hong Kong
AIA Group Ltd.	(64,200)	(639,318)	(4.5)
Hong Kong & China Gas Co. Ltd.	(205,200)	(398,273)	(2.8)
Hong Kong Exchanges & Clearing Ltd.	(14,900)	(464,195)	(3.2)
New World Development Co. Ltd.	(237,000)	(339,013)	(2.4)
Techtronic Industries Co. Ltd.	(55,232)	(431,639)	(3.0)
WH Group Ltd.	(237,500)	(250,692)	(1.7)

		(2,523,130)

Italy
Atlantia SpA	(18,064)	(446,288)	(3.1)
Davide Campari-Milano SpA	(24,431)	(224,089)	(1.6)
FinecoBank Banca Fineco SpA	(22,290)	(251,283)	(1.8)
Intesa Sanpaolo SpA	(40,320)	(101,035)	(0.7)
Poste Italiane SpA	(11,130)	(135,190)	(0.9)
Recordati SpA	(3,000)	(126,072)	(0.9)
Telecom Italia SpA	(63,100)	(36,932)	(0.3)
UniCredit SpA	(15,980)	(202,739)	(1.4)

		(1,523,628)

Japan
Advantest Corp.	(800)	(36,407)	(0.3)
Aisin Seiki Co. Ltd.	(1,300)	(51,883)	(0.4)
ANA Holdings, Inc.	(8,800)	(302,178)	(2.1)
Asahi Intecc Co. Ltd.	(3,000)	(82,546)	(0.6)
Bandai Namco Holdings, Inc.	(800)	(49,191)	(0.3)
Chugai Pharmaceutical Co. Ltd.	(1,100)	(92,571)	(0.6)
Daifuku Co. Ltd.	(4,600)	(244,084)	(1.7)
Dai-ichi Life Holdings, Inc.	(5,800)	(94,537)	(0.7)
Daiichi Sankyo Co. Ltd.	(700)	(46,028)	(0.3)
Daiwa House Industry Co. Ltd.	(1,700)	(58,523)	(0.4)
Dentsu, Inc.	(3,700)	(132,274)	(0.9)
Disco Corp.	(200)	(43,647)	(0.3)
FamilyMart Co. Ltd.	(14,400)	(357,209)	(2.5)
FANUC Corp.	(600)	(118,350)	(0.8)
Fast Retailing Co. Ltd.	(300)	(185,008)	(1.3)
Hitachi High-Technologies Corp.	(1,800)	(111,988)	(0.8)
Idemitsu Kosan Co. Ltd.	(4,200)	(123,460)	(0.9)
Japan Post Insurance Co. Ltd.	(22,300)	(351,801)	(2.5)

	Shares	Value	% of Basket Value

Japan (continued)
JXTG Holdings, Inc.	(6,900)	$(32,252)	(0.2)%
Kansai Electric Power Co., Inc. (The)	(17,300)	(201,824)	(1.4)
Keyence Corp.	(400)	(252,919)	(1.8)
Komatsu Ltd.	(7,200)	(168,587)	(1.2)
Kose Corp.	(800)	(141,835)	(1.0)
Kubota Corp.	(6,300)	(100,065)	(0.7)
LINE Corp.	(5,300)	(194,971)	(1.4)
M3, Inc.	(23,600)	(565,535)	(3.9)
Makita Corp.	(10,000)	(336,309)	(2.3)
MINEBEA MITSUMI, Inc.	(1,800)	(34,185)	(0.2)
Mitsubishi Estate Co. Ltd.	(6,100)	(118,434)	(0.8)
Mitsui Fudosan Co. Ltd.	(1,200)	(30,699)	(0.2)
Murata Manufacturing Co. Ltd.	(2,300)	(125,231)	(0.9)
Nexon Co. Ltd.	(10,500)	(121,677)	(0.8)
Nidec Corp.	(200)	(29,445)	(0.2)
Nintendo Co. Ltd.	(100)	(36,679)	(0.3)
Nitori Holdings Co. Ltd.	(300)	(45,663)	(0.3)
Nomura Holdings, Inc.	(20,700)	(94,081)	(0.7)
Obic Co. Ltd.	(2,000)	(250,410)	(1.7)
Pan Pacific International Holdings Corp.	(14,100)	(221,953)	(1.5)
Rakuten, Inc.	(12,400)	(118,214)	(0.8)
Renesas Electronics Corp.	(13,200)	(89,360)	(0.6)
Resona Holdings, Inc.	(5,000)	(21,743)	(0.2)
Rohm Co. Ltd.	(400)	(31,692)	(0.2)
Shimano, Inc.	(1,300)	(216,386)	(1.5)
Shimizu Corp.	(23,500)	(219,067)	(1.5)
Shin-Etsu Chemical Co. Ltd.	(900)	(100,351)	(0.7)
Shiseido Co. Ltd.	(900)	(74,203)	(0.5)
SMC Corp.	(700)	(302,429)	(2.1)
Softbank Corp.	(11,900)	(163,236)	(1.1)
SoftBank Group Corp.	(6,158)	(236,876)	(1.7)
Subaru Corp.	(2,700)	(77,375)	(0.5)
Sumitomo Metal Mining Co. Ltd.	(3,300)	(110,384)	(0.8)
Sumitomo Realty & Development Co. Ltd.	(1,600)	(58,077)	(0.4)
Sysmex Corp.	(800)	(52,198)	(0.4)
T&D Holdings, Inc.	(11,200)	(124,743)	(0.9)
Taisei Corp.	(12,200)	(481,088)	(3.4)
Takeda Pharmaceutical Co. Ltd.	(27,400)	(990,046)	(6.9)
TDK Corp.	(3,100)	(305,889)	(2.1)
Terumo Corp.	(3,300)	(107,701)	(0.8)
Tokyo Electric Power Co. Holdings, Inc.	(6,800)	(31,492)	(0.2)
Toshiba Corp.	(4,500)	(153,883)	(1.1)
Unicharm Corp.	(5,600)	(189,789)	(1.3)
Yamaha Motor Co. Ltd.	(2,800)	(54,804)	(0.4)
Yaskawa Electric Corp.	(2,700)	(102,702)	(0.7)

		(9,998,167)

Luxembourg
ArcelorMittal	(7,550)	(112,261)	(0.8)
SES SA, FDR	(7,333)	(142,149)	(1.0)

		(254,410)

Macau
Galaxy Entertainment Group Ltd.	(92,000)	(633,479)	(4.4)

Netherlands
ABN AMRO Bank NV, CVA	(3,200)	(59,648)	(0.4)
NXP Semiconductors NV	(270)	(30,694)	(0.2)

		(90,342)

20

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Norway
Mowi ASA	(9,549)	$(233,110)	(1.6)%
Norsk Hydro ASA	(140,908)	(497,907)	(3.5)

		(731,017)

Portugal
EDP — Energias de Portugal SA	(12,890)	(53,097)	(0.4)
Jeronimo Martins SGPS SA	(12,070)	(202,820)	(1.4)

		(255,917)

South Korea
Amorepacific Corp.	(2,022)	(332,645)	(2.3)
Celltrion Healthcare Co. Ltd.	(2,420)	(113,928)	(0.8)
Celltrion, Inc.	(228)	(39,022)	(0.3)
Hyundai Motor Co.	(1,437)	(150,518)	(1.0)
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(6,206)	(648,605)	(4.5)
LG Chem Ltd.	(2,056)	(542,465)	(3.8)
Lotte Chemical Corp.	(610)	(118,678)	(0.8)
NAVER Corp.	(5,160)	(727,542)	(5.1)
Samsung Biologics Co. Ltd.	(1,550)	(529,509)	(3.7)
Samsung C&T Corp.	(1,280)	(109,608)	(0.8)
Samsung SDI Co. Ltd.	(2,809)	(548,164)	(3.8)
SK Hynix, Inc.	(4,520)	(317,828)	(2.2)
SK Innovation Co. Ltd.	(1,042)	(142,583)	(1.0)
S-Oil Corp.	(2,984)	(254,926)	(1.8)

		(4,576,021)

Spain
Amadeus IT Group SA	(3,110)	(230,072)	(1.6)
Banco Bilbao Vizcaya Argentaria SA	(13,990)	(73,683)	(0.5)
Banco Santander SA	(34,850)	(139,933)	(1.0)
Bankia SA	(64,620)	(123,283)	(0.8)
CaixaBank SA	(88,110)	(252,664)	(1.8)
Cellnex Telecom SA	(4,780)	(110,717)	(0.8)
Ferrovial SA	(2,370)	(69,923)	(0.5)
Grifols SA	(15,377)	(496,071)	(3.5)
Industria de Diseno Textil SA	(6,290)	(196,001)	(1.4)
Naturgy Energy Group SA	(4,810)	(131,049)	(0.9)
Red Electrica Corp. SA	(4,490)	(90,238)	(0.6)
Siemens Gamesa Renewable Energy SA	(7,418)	(102,123)	(0.7)

		(2,015,757)

Sweden
Boliden AB	(7,280)	(196,323)	(1.4)
Electrolux AB	(2,310)	(60,733)	(0.4)
Epiroc AB, Class A	(17,973)	(202,506)	(1.4)
Hexagon AB, Class B	(1,793)	(91,798)	(0.7)
Skanska AB, Class B	(10,400)	(221,591)	(1.6)
Svenska Handelsbanken AB, Class A	(7,190)	(72,157)	(0.5)
Swedbank AB, Class A	(18,360)	(257,284)	(1.8)

		(1,102,392)

Switzerland
ABB Ltd. (Registered)	(33,330)	(699,930)	(4.9)
Baloise Holding AG (Registered)	(520)	(96,176)	(0.7)
Chocoladefabriken Lindt & Spruengli AG	(26)	(193,188)	(1.3)
Cie Financiere Richemont SA (Registered)	(1,698)	(133,431)	(0.9)
Clariant AG (Registered)	(1,440)	(29,538)	(0.2)
Credit Suisse Group AG (Registered)	(28,110)	(347,942)	(2.4)
EMS-Chemie Holding AG	(140)	(87,710)	(0.6)
Givaudan SA (Registered)	(29)	(85,200)	(0.6)
Julius Baer Group Ltd.	(900)	(39,855)	(0.3)

	Shares	Value	% of Basket Value

Switzerland (continued)
Kuehne + Nagel International AG (Registered)	(1,320)	$(213,256)	(1.5)%
Lonza Group AG (Registered)	(3,498)	(1,260,793)	(8.8)
Partners Group Holding AG	(460)	(359,472)	(2.5)
SGS SA (Registered)	(50)	(130,405)	(0.9)
Sika AG (Registered)	(4,763)	(818,791)	(5.7)
UBS Group AG (Registered)	(11,710)	(138,590)	(1.0)
Vifor Pharma AG	(1,486)	(234,014)	(1.6)

		(4,868,291)

Taiwan
Delta Electronics, Inc.	(114,000)	(500,516)	(3.5)
Hon Hai Precision Industry Co. Ltd.	(87,240)	(230,410)	(1.6)
Largan Precision Co. Ltd.	(3,000)	(440,203)	(3.1)
Nanya Technology Corp.	(30,000)	(68,619)	(0.5)

		(1,239,748)

United Arab Emirates
NMC Health plc	(11,550)	(327,404)	(2.3)

United Kingdom
CNH Industrial NV	(1,340)	(14,589)	(0.1)
Coca-Cola European Partners plc	(1,120)	(59,931)	(0.4)
Croda International plc	(650)	(40,555)	(0.3)
Fiat Chrysler Automobiles NV	(5,670)	(87,991)	(0.6)
Intertek Group plc	(1,575)	(109,204)	(0.8)
Linde plc	(450)	(89,257)	(0.6)
M&G plc	(8,670)	(24,011)	(0.2)
National Grid plc	(12,531)	(146,516)	(1.0)
Prudential plc	(8,670)	(151,437)	(1.1)
Rolls-Royce Holdings plc (Preference), Class C	(1,202,738)	(1,558)	(0.0)
RSA Insurance Group plc	(38,410)	(259,855)	(1.8)
SSE plc	(15,500)	(257,859)	(1.8)

		(1,242,763)

United States
3M Co.	(2,287)	(377,332)	(2.6)
ABIOMED, Inc.	(1,660)	(344,583)	(2.4)
Activision Blizzard, Inc.	(7,158)	(401,063)	(2.8)
Advanced Micro Devices, Inc.	(18,521)	(628,418)	(4.4)
Alaska Air Group, Inc.	(4,307)	(299,035)	(2.1)
Albemarle Corp.	(9,384)	(569,984)	(4.0)
Align Technology, Inc.	(860)	(216,969)	(1.5)
Allergan plc	(786)	(138,422)	(1.0)
Alliance Data Systems Corp.	(1,150)	(115,000)	(0.8)
Alnylam Pharmaceuticals, Inc.	(3,677)	(318,943)	(2.2)
Altria Group, Inc.	(1,835)	(82,190)	(0.6)
American Airlines Group, Inc.	(4,405)	(132,414)	(0.9)
American International Group, Inc.	(3,070)	(162,587)	(1.1)
Amphenol Corp., Class A	(2,698)	(270,690)	(1.9)
Annaly Capital Management, Inc.	(13,064)	(117,315)	(0.8)
Aon plc	(350)	(67,606)	(0.5)
Apache Corp.	(1,740)	(37,688)	(0.3)
Apple, Inc.	(230)	(57,215)	(0.4)
Aptiv plc	(4,460)	(399,393)	(2.8)
Aqua America, Inc.	(4,931)	(223,522)	(1.6)
Aramark	(3,410)	(149,222)	(1.0)
Archer-Daniels-Midland Co.	(8,470)	(356,079)	(2.5)
Arconic, Inc.	(5,173)	(142,102)	(1.0)
Arista Networks, Inc.	(30)	(7,337)	(0.0)
Arthur J Gallagher & Co.	(4,317)	(393,797)	(2.7)
Assurant, Inc.	(1,605)	(202,342)	(1.4)
AT&T, Inc.	(8,340)	(321,007)	(2.2)
Atlassian Corp. plc, Class A	(4,138)	(499,829)	(3.5)
Avangrid, Inc.	(2,020)	(101,101)	(0.7)

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Ball Corp.	(410)	$(28,688)	(0.2)%
Bank of New York Mellon Corp. (The)	(3,590)	(167,833)	(1.2)
BB&T Corp.	(3,690)	(195,755)	(1.4)
Becton Dickinson and Co.	(2,487)	(636,672)	(4.4)
Berkshire Hathaway, Inc., Class B	(480)	(102,038)	(0.7)
BioMarin Pharmaceutical, Inc.	(3,528)	(258,285)	(1.8)
Bio-Techne Corp.	(670)	(139,474)	(1.0)
Black Knight, Inc.	(2,640)	(169,488)	(1.2)
Bluebird Bio, Inc.	(4,358)	(352,998)	(2.5)
Boeing Co. (The)	(110)	(37,390)	(0.3)
Boston Scientific Corp.	(3,029)	(126,309)	(0.9)
Brown & Brown, Inc.	(3,316)	(124,947)	(0.9)
Brown-Forman Corp., Class B	(1,230)	(80,590)	(0.6)
Bunge Ltd.	(4,962)	(267,948)	(1.9)
Caesars Entertainment Corp.	(20,060)	(246,337)	(1.7)
Campbell Soup Co.	(111)	(5,141)	(0.0)
CarMax, Inc.	(600)	(55,902)	(0.4)
Carnival Corp.	(9,760)	(418,606)	(2.9)
Caterpillar, Inc.	(550)	(75,790)	(0.5)
CenturyLink, Inc.	(5,940)	(76,864)	(0.5)
Ceridian HCM Holding, Inc.	(9,550)	(460,788)	(3.2)
Charles Schwab Corp. (The)	(2,035)	(82,845)	(0.6)
Charter Communications, Inc., Class A	(1,035)	(484,235)	(3.4)
Chubb Ltd.	(4,937)	(752,498)	(5.2)
Church & Dwight Co., Inc.	(3,253)	(227,515)	(1.6)
Clorox Co. (The)	(960)	(141,782)	(1.0)
CME Group, Inc.	(1,318)	(271,179)	(1.9)
Coca-Cola Co. (The)	(3,960)	(215,543)	(1.5)
Cognex Corp.	(4,475)	(230,418)	(1.6)
Cognizant Technology Solutions Corp., Class A	(1,377)	(83,914)	(0.6)
Conagra Brands, Inc.	(1,790)	(48,420)	(0.3)
Concho Resources, Inc.	(9,330)	(629,962)	(4.4)
Constellation Brands, Inc., Class A	(3,160)	(601,443)	(4.2)
Continental Resources, Inc.	(9,810)	(289,101)	(2.0)
Cooper Cos., Inc. (The)	(404)	(117,564)	(0.8)
CoStar Group, Inc.	(90)	(49,457)	(0.3)
Coty, Inc., Class A	(22,918)	(267,911)	(1.9)
Crown Holdings, Inc.	(1,576)	(114,796)	(0.8)
CVS Health Corp.	(3,203)	(212,647)	(1.5)
Deere & Co.	(860)	(149,760)	(1.0)
DENTSPLY SIRONA, Inc.	(1,014)	(55,547)	(0.4)
DexCom, Inc.	(3,223)	(497,116)	(3.5)
DISH Network Corp., Class A	(4,470)	(153,679)	(1.1)
DocuSign, Inc.	(16,037)	(1,061,489)	(7.4)
Dollar Tree, Inc.	(4,035)	(445,464)	(3.1)
Dominion Energy, Inc.	(9,547)	(788,105)	(5.5)
Domino’s Pizza, Inc.	(140)	(38,027)	(0.3)
DR Horton, Inc.	(14,059)	(736,270)	(5.1)
DuPont de Nemours, Inc.	(697)	(45,939)	(0.3)
DXC Technology Co.	(2,460)	(68,068)	(0.5)
East West Bancorp, Inc.	(600)	(25,752)	(0.2)
Edison International	(4,660)	(293,114)	(2.0)
Edwards Lifesciences Corp.	(240)	(57,211)	(0.4)
Elanco Animal Health, Inc.	(17,590)	(475,282)	(3.3)
Elastic NV	(4,800)	(345,648)	(2.4)
Electronic Arts, Inc.	(2,330)	(224,612)	(1.6)
EPAM Systems, Inc.	(160)	(28,154)	(0.2)
Equifax, Inc.	(8,341)	(1,140,298)	(8.0)
Erie Indemnity Co., Class A	(650)	(119,776)	(0.8)
Everest Re Group Ltd.	(180)	(46,276)	(0.3)
Exact Sciences Corp.	(3,109)	(270,483)	(1.9)
Exxon Mobil Corp.	(6,160)	(416,231)	(2.9)

	Shares	Value	% of Basket Value

United States (continued)
Facebook, Inc., Class A	(587)	$(112,499)	(0.8)%
FedEx Corp.	(1,680)	(256,469)	(1.8)
Fidelity National Financial, Inc.	(5,489)	(251,616)	(1.8)
Fidelity National Information Services, Inc.	(1,550)	(204,228)	(1.4)
First Republic Bank	(2,659)	(282,811)	(2.0)
First Solar, Inc.	(10,380)	(537,580)	(3.7)
Fiserv, Inc.	(5,104)	(541,739)	(3.8)
Fortive Corp.	(5,550)	(382,950)	(2.7)
Freeport-McMoRan, Inc.	(38,460)	(377,677)	(2.6)
Gartner, Inc.	(2,176)	(335,278)	(2.3)
GCI Liberty, Inc., Class A	(3,620)	(253,328)	(1.8)
Guidewire Software, Inc.	(3,746)	(422,324)	(2.9)
Halliburton Co.	(7,060)	(135,905)	(0.9)
Hess Corp.	(1,140)	(74,955)	(0.5)
Humana, Inc.	(480)	(141,216)	(1.0)
Huntington Bancshares, Inc.	(6,225)	(87,959)	(0.6)
Huntington Ingalls Industries, Inc.	(770)	(173,758)	(1.2)
IAC/InterActiveCorp	(190)	(43,178)	(0.3)
Illinois Tool Works, Inc.	(2,070)	(348,961)	(2.4)
Illumina, Inc.	(420)	(124,118)	(0.9)
Intel Corp.	(1,810)	(102,319)	(0.7)
Intercontinental Exchange, Inc.	(1,310)	(123,559)	(0.9)
International Business Machines Corp.	(1,060)	(141,754)	(1.0)
International Flavors & Fragrances, Inc.	(5,382)	(656,658)	(4.6)
Intuitive Surgical, Inc.	(721)	(398,677)	(2.8)
Invesco Ltd.	(27,962)	(470,321)	(3.3)
IPG Photonics Corp.	(3,035)	(407,540)	(2.8)
IQVIA Holdings, Inc.	(560)	(80,875)	(0.6)
Jacobs Engineering Group, Inc.	(160)	(14,973)	(0.1)
James Hardie Industries plc, CDI	(12,920)	(221,891)	(1.5)
JB Hunt Transport Services, Inc.	(1,765)	(207,493)	(1.4)
Kellogg Co.	(6,640)	(421,839)	(2.9)
Keurig Dr Pepper, Inc.	(5,069)	(142,743)	(1.0)
KeyCorp	(18,469)	(331,888)	(2.3)
Kraft Heinz Co. (The)	(12,900)	(417,057)	(2.9)
L Brands, Inc.	(7,340)	(125,074)	(0.9)
Laboratory Corp. of America Holdings	(617)	(101,663)	(0.7)
Lamb Weston Holdings, Inc.	(1,590)	(124,084)	(0.9)
Las Vegas Sands Corp.	(760)	(46,998)	(0.3)
Leidos Holdings, Inc.	(1,630)	(140,555)	(1.0)
Lennar Corp., Class A	(9,474)	(564,650)	(3.9)
Liberty Media Corp-Liberty Formula One, Class C	(4,742)	(201,535)	(1.4)
Live Nation Entertainment, Inc.	(2,010)	(141,705)	(1.0)
LKQ Corp.	(990)	(33,650)	(0.2)
Marathon Petroleum Corp.	(3,177)	(203,169)	(1.4)
Markel Corp.	(149)	(174,479)	(1.2)
Marriott International, Inc., Class A	(5,626)	(711,970)	(5.0)
Marsh & McLennan Cos., Inc.	(2,589)	(268,272)	(1.9)
Marvell Technology Group Ltd.	(32,181)	(784,895)	(5.5)
McCormick & Co., Inc. (Non-Voting)	(490)	(78,738)	(0.5)
McDonald’s Corp.	(200)	(39,340)	(0.3)
MGM Resorts International	(11,414)	(325,299)	(2.3)
Microchip Technology, Inc.	(6,191)	(583,749)	(4.1)
Middleby Corp. (The)	(1,440)	(174,168)	(1.2)
Mohawk Industries, Inc.	(2,440)	(349,847)	(2.4)
Molina Healthcare, Inc.	(250)	(29,410)	(0.2)
Molson Coors Brewing Co., Class B	(1,114)	(58,730)	(0.4)
Moody’s Corp.	(410)	(90,483)	(0.6)
Mosaic Co. (The)	(8,800)	(174,944)	(1.2)
Mylan NV	(9,649)	(184,778)	(1.3)

22

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Nasdaq, Inc.	(810)	$(80,814)	(0.6)%
National Oilwell Varco, Inc.	(7,680)	(173,722)	(1.2)
Netflix, Inc.	(350)	(100,594)	(0.7)
Neurocrine Biosciences, Inc.	(330)	(32,832)	(0.2)
Newell Brands, Inc.	(18,794)	(356,522)	(2.5)
NextEra Energy, Inc.	(2,150)	(512,431)	(3.6)
Nielsen Holdings plc	(3,160)	(63,706)	(0.4)
Noble Energy, Inc.	(12,023)	(231,563)	(1.6)
Nordson Corp.	(732)	(114,785)	(0.8)
Nucor Corp.	(2,470)	(133,010)	(0.9)
Okta, Inc.	(800)	(87,256)	(0.6)
Old Republic International Corp.	(5,264)	(117,598)	(0.8)
ONEOK, Inc.	(2,870)	(200,412)	(1.4)
Owens Corning	(12,800)	(784,384)	(5.5)
Packaging Corp. of America	(1,480)	(162,001)	(1.1)
Palo Alto Networks, Inc.	(210)	(47,752)	(0.3)
Paycom Software, Inc.	(1,563)	(330,621)	(2.3)
PerkinElmer, Inc.	(900)	(77,364)	(0.5)
Perrigo Co. plc	(7,468)	(395,953)	(2.8)
PG&E Corp.	(7,010)	(43,252)	(0.3)
Pilgrim’s Pride Corp.	(3,870)	(117,493)	(0.8)
Pioneer Natural Resources Co.	(1,480)	(182,070)	(1.3)
Pool Corp.	(150)	(31,110)	(0.2)
PPL Corp.	(7,620)	(255,194)	(1.8)
PRA Health Sciences, Inc.	(973)	(95,072)	(0.7)
Principal Financial Group, Inc.	(2,980)	(159,072)	(1.1)
PTC, Inc.	(11,196)	(749,124)	(5.2)
QIAGEN NV	(7,716)	(230,383)	(1.6)
QUALCOMM, Inc.	(2,010)	(161,684)	(1.1)
Raytheon Co.	(580)	(123,082)	(0.9)
ResMed, Inc.	(660)	(97,627)	(0.7)
Rollins, Inc.	(10,320)	(393,295)	(2.7)
RPM International, Inc.	(1,600)	(115,888)	(0.8)
S&P Global, Inc.	(380)	(98,036)	(0.7)
Sabre Corp.	(4,380)	(102,842)	(0.7)
Sage Therapeutics, Inc.	(1,899)	(257,599)	(1.8)
salesforce.com, Inc.	(760)	(118,932)	(0.8)
Santander Consumer USA Holdings, Inc.	(1,920)	(48,154)	(0.3)
Sarepta Therapeutics, Inc.	(2,240)	(186,054)	(1.3)
Seattle Genetics, Inc.	(2,940)	(315,756)	(2.2)
Sempra Energy	(470)	(67,920)	(0.5)
Sensata Technologies Holding plc	(2,303)	(117,891)	(0.8)
Service Corp. International	(1,930)	(87,776)	(0.6)
Signature Bank	(360)	(42,595)	(0.3)
Sirius XM Holdings, Inc.	(7,210)	(48,451)	(0.3)
Splunk, Inc.	(2,030)	(243,519)	(1.7)
Sprint Corp.	(13,720)	(85,201)	(0.6)
Square, Inc., Class A	(570)	(35,015)	(0.2)
SS&C Technologies Holdings, Inc.	(8,819)	(458,676)	(3.2)
Stanley Black & Decker, Inc.	(784)	(118,643)	(0.8)
State Street Corp.	(8,306)	(548,777)	(3.8)
SVB Financial Group	(220)	(48,726)	(0.3)
Symantec Corp.	(4,550)	(104,104)	(0.7)
Take-Two Interactive Software, Inc.	(1,299)	(156,335)	(1.1)
Tapestry, Inc.	(6,420)	(166,021)	(1.2)
Targa Resources Corp.	(16,215)	(630,439)	(4.4)
Teleflex, Inc.	(783)	(272,022)	(1.9)
Tesla, Inc.	(3,319)	(1,045,219)	(7.3)
Tiffany & Co.	(3,843)	(478,492)	(3.3)
T-Mobile US, Inc.	(350)	(28,931)	(0.2)
TransUnion	(3,249)	(268,432)	(1.9)
Travelers Cos., Inc. (The)	(340)	(44,560)	(0.3)
Trimble, Inc.	(3,162)	(125,974)	(0.9)
Twilio, Inc., Class A	(5,590)	(539,770)	(3.8)

	Shares	Value	% of Basket Value

United States (continued)
Tyler Technologies, Inc.	(2,321)	$(623,235)	(4.3)%
Tyson Foods, Inc., Class A	(1,610)	(133,292)	(0.9)
UGI Corp.	(1,850)	(88,190)	(0.6)
United Parcel Service, Inc., Class B	(280)	(32,248)	(0.2)
Universal Display Corp.	(700)	(140,126)	(1.0)
Universal Health Services, Inc., Class B	(510)	(70,105)	(0.5)
Vail Resorts, Inc.	(980)	(227,723)	(1.6)
Wabtec Corp.	(6,650)	(461,311)	(3.2)
Walgreens Boots Alliance, Inc.	(1,370)	(75,049)	(0.5)
Walt Disney Co. (The)	(5,775)	(750,288)	(5.2)
Waters Corp.	(320)	(67,718)	(0.5)
Wayfair, Inc., Class A	(1,162)	(95,551)	(0.7)
WEC Energy Group, Inc.	(890)	(84,016)	(0.6)
WellCare Health Plans, Inc.	(310)	(91,946)	(0.6)
Wells Fargo & Co.	(3,510)	(181,221)	(1.3)
Western Digital Corp.	(6,674)	(344,712)	(2.4)
Westlake Chemical Corp.	(4,950)	(312,791)	(2.2)
Whirlpool Corp.	(420)	(63,890)	(0.4)
Willis Towers Watson plc	(715)	(133,634)	(0.9)
Workday, Inc., Class A	(716)	(116,107)	(0.8)
Wynn Resorts Ltd.	(1,754)	(212,830)	(1.5)
Xylem, Inc.	(4,037)	(309,598)	(2.2)
Zayo Group Holdings, Inc.	(2,440)	(83,302)	(0.6)
Zendesk, Inc.	(540)	(38,151)	(0.3)
Zimmer Biomet Holdings, Inc.	(1,304)	(180,252)	(1.3)

		(56,970,694)

Total Reference Entity — Short		(102,740,952)

Net Value of Reference Entity — Citibank NA		$14,334,926

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of October 31, 2019, expiration dates 02/13/20 - 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
AGL Energy Ltd.	11,214	153,078	1.1
Aristocrat Leisure Ltd.	8,550	186,433	1.3
ASX Ltd.	2,600	147,581	1.0
Aurizon Holdings Ltd.	156,050	634,849	4.5
BHP Group Ltd.	10,196	249,929	1.8
BHP Group plc	12,972	275,143	2.0
Cochlear Ltd.	1,580	230,506	1.6
CSL Ltd.	1,180	208,101	1.5
Newcrest Mining Ltd.	29,083	634,833	4.5
Qantas Airways Ltd.	42,100	186,214	1.3
QBE Insurance Group Ltd.	3,550	30,886	0.2
Rio Tinto Ltd.	5,447	340,617	2.4
Rio Tinto plc	5,550	288,943	2.1
Santos Ltd.	37,960	212,330	1.5
Suncorp Group Ltd.	9,059	84,108	0.6
Telstra Corp. Ltd.	28,869	69,529	0.5
Wesfarmers Ltd.	39,641	1,089,133	7.7
Woolworths Group Ltd.	19,130	493,289	3.5

		5,515,502

Austria
Erste Group Bank AG	1,850	65,430	0.5
OMV AG	5,675	331,770	2.4

		397,200

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Belgium
Ageas	520	$29,989	0.2%
Groupe Bruxelles Lambert SA	3,323	333,815	2.4
KBC Group NV	1,870	131,488	0.9
UCB SA	2,128	171,514	1.2

		666,806

Canada
Bank of Montreal	6,737	498,715	3.5
BCE, Inc.	6,700	317,832	2.3
Canadian Natural Resources Ltd.	5,605	141,327	1.0
Canadian Pacific Railway Ltd.	981	223,080	1.6
Canadian Tire Corp. Ltd., Class A	1,414	152,436	1.1
CGI, Inc.	5,140	399,539	2.8
Constellation Software, Inc.	430	424,688	3.0
Fortis, Inc.	3,590	149,150	1.1
Franco-Nevada Corp.	550	53,367	0.4
Hydro One Ltd.	16,180	300,849	2.1
Imperial Oil Ltd.	7,730	192,502	1.4
Magna International, Inc.	2,432	130,769	0.9
Manulife Financial Corp.	5,980	111,373	0.8
National Bank of Canada	9,790	505,592	3.6
Power Financial Corp.	4,102	95,924	0.7
Rogers Communications, Inc., Class B	10,974	516,664	3.7
Royal Bank of Canada	13,748	1,108,942	7.9
Shaw Communications, Inc., Class B	6,680	136,329	1.0
Sun Life Financial, Inc.	12,520	561,694	4.0
Suncor Energy, Inc.	8,611	256,022	1.8
TELUS Corp.	3,030	107,779	0.8
Toronto-Dominion Bank (The)	8,700	496,794	3.5

		6,881,367

China
BOC Hong Kong Holdings Ltd.	81,500	280,004	2.0

Denmark
Carlsberg A/S, Class B	4,283	603,150	4.3
GN Store Nord A/S	1,560	68,629	0.5
Novo Nordisk A/S, Class B	8,251	453,712	3.2
Tryg A/S	5,254	146,855	1.1

		1,272,346

Finland
Neste OYJ	3,892	140,628	1.0
UPM-Kymmene OYJ	4,293	139,821	1.0

		280,449

France
Air Liquide SA	1,573	209,148	1.5
Alstom SA	11,960	517,428	3.7
Arkema SA	2,335	238,959	1.7
AXA SA	11,156	295,313	2.1
Bouygues SA	1,020	43,266	0.3
Bureau Veritas SA	5,220	133,458	1.0
Carrefour SA	8,030	136,715	1.0
Cie de Saint-Gobain	15,300	623,138	4.4
Danone SA	2,502	207,269	1.5
Dassault Systemes SE	1,853	281,428	2.0
Eiffage SA	3,212	344,989	2.5
Engie SA	7,100	118,888	0.8
Hermes International	140	100,849	0.7
Legrand SA	2,861	223,513	1.6
Orange SA	40,331	649,108	4.6
Pernod Ricard SA	190	35,099	0.3
Peugeot SA	31,355	794,101	5.6
Safran SA	1,880	297,773	2.1

	Shares	Value	% of Basket Value

France (continued)
Sanofi	1,370	$126,296	0.9%
Schneider Electric SE	4,150	385,703	2.7
Sodexo SA	540	59,383	0.4
Suez	2,640	41,178	0.3
Veolia Environnement SA	9,965	262,316	1.9
Vinci SA	1,360	152,587	1.1
Vivendi SA	12,247	341,050	2.4

		6,618,955

Germany
adidas AG	280	86,456	0.6
Allianz SE (Registered)	2,077	507,251	3.6
BASF SE	490	37,249	0.3
Covestro AG	3,216	154,439	1.1
Deutsche Post AG (Registered)	13,933	493,578	3.5
Deutsche Telekom AG (Registered)	58,125	1,022,743	7.3
Evonik Industries AG	1,240	32,679	0.2
Hannover Rueck SE	1,038	183,938	1.3
HeidelbergCement AG	8,634	640,108	4.6
HOCHTIEF AG	312	38,982	0.3
Knorr-Bremse AG	1,050	105,970	0.8
LEG Immobilien AG	540	62,027	0.4
Merck KGaA	2,350	280,276	2.0
MTU Aero Engines AG	26	6,953	0.1
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	1,661	461,492	3.3
Volkswagen AG (Preference)	1,110	211,017	1.5

		4,325,158

Hong Kong
CK Asset Holdings Ltd.	58,500	407,026	2.9
CLP Holdings Ltd.	30,000	311,563	2.2
Hang Seng Bank Ltd.	4,700	98,066	0.7
Henderson Land Development Co. Ltd.	18,000	89,902	0.6
Sun Hung Kai Properties Ltd.	12,000	181,840	1.3

		1,088,397

Italy
Assicurazioni Generali SpA	22,488	456,001	3.2
Enel SpA	38,469	298,149	2.1
Eni SpA	20,380	309,185	2.2
Ferrari NV	690	110,508	0.8
Mediobanca Banca di Credito Finanziario SpA	10,140	120,578	0.9
Moncler SpA	2,541	98,054	0.7
Snam SpA	17,290	88,765	0.6
Terna Rete Elettrica Nazionale SpA	9,560	63,186	0.5

		1,544,426

Japan
AGC, Inc.	3,300	116,028	0.8
Ajinomoto Co., Inc.	15,800	300,393	2.1
Asahi Group Holdings Ltd.	4,800	240,372	1.7
Astellas Pharma, Inc.	37,500	643,601	4.6
Bridgestone Corp.	7,400	307,469	2.2
Denso Corp.	5,000	232,150	1.7
FUJIFILM Holdings Corp.	9,000	395,120	2.8
Fujitsu Ltd.	500	44,315	0.3
Hitachi Ltd.	10,300	384,421	2.7
Honda Motor Co. Ltd.	6,400	173,146	1.2
Isuzu Motors Ltd.	4,200	48,804	0.4
ITOCHU Corp.	7,200	150,537	1.1
Japan Airlines Co. Ltd.	1,000	31,162	0.2
Japan Tobacco, Inc.	4,500	101,712	0.7
Kikkoman Corp.	1,800	86,585	0.6

24

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Kirin Holdings Co. Ltd.	100	$2,121	0.0%
Marubeni Corp.	35,800	251,963	1.8
Mazda Motor Corp.	25,000	229,508	1.6
MEIJI Holdings Co. Ltd.	3,500	252,273	1.8
Mitsubishi Chemical Holdings Corp.	23,600	179,861	1.3
Mitsubishi Corp.	10,800	274,692	2.0
Mitsubishi Electric Corp.	9,200	131,445	0.9
Mitsubishi Heavy Industries Ltd.	8,000	323,755	2.3
Mitsubishi UFJ Financial Group, Inc.	22,500	116,646	0.8
Mitsui & Co. Ltd.	4,100	70,413	0.5
Mizuho Financial Group, Inc.	551,600	856,346	6.1
MS&AD Insurance Group Holdings, Inc.	2,600	83,957	0.6
NEC Corp.	1,700	67,372	0.5
Nippon Steel Corp.	13,100	191,202	1.4
Nippon Telegraph & Telephone Corp.	6,500	322,679	2.3
Nissan Motor Co. Ltd.	32,500	205,094	1.5
Nitto Denko Corp.	800	44,261	0.3
NTT Data Corp.	4,800	63,028	0.5
NTT DOCOMO, Inc.	11,500	315,274	2.2
Omron Corp.	4,400	257,408	1.8
ORIX Corp.	2,400	37,716	0.3
Otsuka Holdings Co. Ltd.	700	29,183	0.2
Recruit Holdings Co. Ltd.	2,200	73,115	0.5
Ricoh Co. Ltd.	6,700	59,668	0.4
Sekisui House Ltd.	24,900	536,953	3.8
Shionogi & Co. Ltd.	6,200	372,142	2.7
Sumitomo Chemical Co. Ltd.	55,700	254,793	1.8
Sumitomo Corp.	11,300	183,539	1.3
Sumitomo Electric Industries Ltd.	12,500	171,422	1.2
Sumitomo Mitsui Financial Group, Inc.	7,300	259,173	1.8
Tokio Marine Holdings, Inc.	3,500	189,230	1.4
Toyota Motor Corp.	2,100	145,700	1.0
Trend Micro, Inc.	700	35,332	0.3
West Japan Railway Co.	1,100	95,579	0.7

		9,938,658

Luxembourg
Tenaris SA	11,241	114,039	0.8

Macau
Sands China Ltd.	43,600	214,757	1.5
Wynn Macau Ltd.	32,400	70,311	0.5

		285,068

Netherlands
Akzo Nobel NV	5,144	474,243	3.4
EXOR NV	878	67,311	0.5
Heineken Holding NV	2,200	209,914	1.5
ING Groep NV	3,610	40,878	0.3
Koninklijke Ahold Delhaize NV	8,480	211,322	1.5
Koninklijke DSM NV	3,447	409,118	2.9
Koninklijke KPN NV	11,360	35,266	0.2
Koninklijke Philips NV	2,418	106,088	0.7
NN Group NV	11,803	450,366	3.2
Randstad NV	3,270	181,475	1.3
Royal Dutch Shell plc, Class A	2,100	60,875	0.4
Wolters Kluwer NV	8,008	589,813	4.2

		2,836,669

Norway
DNB ASA	11,488	209,165	1.5
Equinor ASA	14,605	271,152	1.9
Orkla ASA	19,740	189,738	1.4

	Shares	Value	% of Basket Value

Norway (continued)
Telenor ASA	21,260	$397,897	2.8%
Yara International ASA	1,510	58,824	0.4

		1,126,776

Portugal
Galp Energia SGPS SA	2,810	44,945	0.3

Singapore
Mapletree Industrial Trust	3,900	7,305	0.1
Singapore Telecommunications Ltd.	100,600	243,609	1.7
United Overseas Bank Ltd.	21,800	429,186	3.0

		680,100

South Korea
Hana Financial Group, Inc.	14,194	410,953	2.9
KB Financial Group, Inc.	10,359	372,918	2.7
Kia Motors Corp.	6,660	243,406	1.7
KT&G Corp.	60	5,151	0.0
LG Household & Health Care Ltd.	85	91,978	0.7
NCSoft Corp.	209	92,753	0.7
POSCO	3,058	554,861	3.9
Samsung Electronics Co. Ltd. (Preference)	1,880	66,178	0.5
Shinhan Financial Group Co. Ltd.	15,365	559,825	4.0

		2,398,023

Spain
ACS Actividades de Construccion y Servicios SA	5,064	205,488	1.5
Aena SME SA	1,720	315,727	2.2
Iberdrola SA	29,990	308,267	2.2
Repsol SA	28,702	473,001	3.4
Telefonica SA	89,897	690,345	4.9

		1,992,828

Sweden
Atlas Copco AB, Class B	8,123	252,043	1.8
Essity AB, Class B	8,170	255,237	1.8
Hennes & Mauritz AB, Class B	4,539	95,135	0.7
Investor AB, Class B	14,141	725,497	5.2
Kinnevik AB, Class B	2,740	74,987	0.5
Lundin Petroleum AB	10,420	345,090	2.5
Sandvik AB	12,908	228,050	1.6
Skandinaviska Enskilda Banken AB, Class A	19,650	188,470	1.3
Swedish Match AB	7,622	358,069	2.5
Telefonaktiebolaget LM Ericsson, Class B	3,770	32,945	0.2
Telia Co. AB	82,878	364,573	2.6
Volvo AB, Class B	9,912	148,539	1.1

		3,068,635

Switzerland
Adecco Group AG (Registered)	6,890	409,584	2.9
Coca-Cola HBC AG	10,678	325,131	2.3
Geberit AG (Registered)	580	294,692	2.1
LafargeHolcim Ltd. (Registered)	2,270	117,174	0.8
Logitech International SA (Registered)	1,134	46,547	0.3
Nestle SA (Registered)	8,737	934,696	6.7
Novartis AG (Registered)	338	29,533	0.2
Roche Holding AG	284	85,472	0.6
Schindler Holding AG	820	200,897	1.4
Sonova Holding AG (Registered)	900	206,531	1.5
STMicroelectronics NV	12,660	287,336	2.0
Swatch Group AG (The)	1,420	393,735	2.8
Swiss Life Holding AG (Registered)	1,224	613,000	4.4

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Switzerland (continued)
Swisscom AG (Registered)	467	$238,868	1.7%
Temenos AG (Registered)	240	34,337	0.2
Zurich Insurance Group AG	430	168,431	1.2

		4,385,964

United Kingdom
3i Group plc	15,615	228,180	1.6
Admiral Group plc	5,560	145,515	1.0
Ashtead Group plc	4,780	145,531	1.0
Associated British Foods plc	6,763	195,213	1.4
Aviva plc	6,560	35,359	0.3
BAE Systems plc	16,980	126,836	0.9
BP plc	59,062	374,534	2.7
BT Group plc	14,880	39,489	0.3
Compass Group plc	1,981	52,742	0.4
DCC plc	620	58,143	0.4
Diageo plc	3,694	151,199	1.1
Experian plc	12,090	381,093	2.7
GlaxoSmithKline plc	9,407	215,467	1.5
Halma plc	20,140	488,706	3.5
Informa plc	21,430	215,398	1.5
InterContinental Hotels Group plc	4,057	245,508	1.7
Legal & General Group plc	31,770	108,601	0.8
Lloyds Banking Group plc	201,400	148,151	1.1
RELX plc	4,910	118,210	0.8
Rightmove plc	36,600	284,096	2.0
Sage Group plc (The)	47,150	439,443	3.1
Schroders plc	2,150	86,192	0.6
Smith & Nephew plc	9,281	199,230	1.4
Standard Chartered plc	29,030	263,416	1.9
Tesco plc	30,210	92,218	0.7
Unilever plc	4,565	273,347	1.9
United Utilities Group plc	4,733	53,443	0.4
WPP plc	21,550	268,934	1.9

		5,434,194

United States
AbbVie, Inc.	2,838	225,763	1.6
Adobe, Inc.	530	147,303	1.0
Advance Auto Parts, Inc.	1,028	167,029	1.2
AES Corp.	22,804	388,808	2.8
Aflac, Inc.	5,875	312,315	2.2
Agilent Technologies, Inc.	193	14,620	0.1
Air Products & Chemicals, Inc.	550	117,293	0.8
Akamai Technologies, Inc.	7,692	665,358	4.7
Alexion Pharmaceuticals, Inc.	3,800	400,520	2.8
Alliant Energy Corp.	8,830	470,992	3.3
Allstate Corp. (The)	1,802	191,769	1.4
Ally Financial, Inc.	10,180	311,813	2.2
Alphabet, Inc., Class A	50	62,940	0.4
Amdocs Ltd.	7,462	486,522	3.5
Ameren Corp.	5,877	456,643	3.2
American Electric Power Co., Inc.	2,552	240,883	1.7
American Express Co.	1,112	130,415	0.9
American Financial Group, Inc.	796	82,816	0.6
Ameriprise Financial, Inc.	1,849	278,996	2.0
AmerisourceBergen Corp.	2,550	217,719	1.5
AMETEK, Inc.	7,500	687,375	4.9
Amgen, Inc.	17	3,625	0.0
ANSYS, Inc.	382	84,097	0.6
Anthem, Inc.	20	5,382	0.0
Applied Materials, Inc.	2,925	158,711	1.1
AptarGroup, Inc.	580	68,527	0.5
Arch Capital Group Ltd.	4,250	177,480	1.3
Arrow Electronics, Inc.	2,100	166,488	1.2

	Shares	Value	% of Basket Value

United States (continued)
Aspen Technology, Inc.	7,278	$837,771	6.0%
Athene Holding Ltd., Class A	8,748	379,226	2.7
Atmos Energy Corp.	1,330	149,598	1.1
Autodesk, Inc.	840	123,782	0.9
Automatic Data Processing, Inc.	4,571	741,553	5.3
AutoZone, Inc.	72	82,395	0.6
Avery Dennison Corp.	2,782	355,707	2.5
AXA Equitable Holdings, Inc.	213	4,601	0.0
Axalta Coating Systems Ltd.	7,250	213,803	1.5
Baxter International, Inc.	992	76,086	0.5
Best Buy Co., Inc.	5,145	369,565	2.6
Biogen, Inc.	820	244,942	1.7
Bio-Rad Laboratories, Inc., Class A	220	72,956	0.5
Booking Holdings, Inc.	50	102,439	0.7
Booz Allen Hamilton Holding Corp.	6,431	452,549	3.2
Bright Horizons Family Solutions, Inc.	910	135,153	1.0
Bristol-Myers Squibb Co.	4,508	258,624	1.8
Cabot Oil & Gas Corp.	4,121	76,815	0.5
Cadence Design Systems, Inc.	4,970	324,790	2.3
Capital One Financial Corp.	2,675	249,444	1.8
Cardinal Health, Inc.	3,630	179,504	1.3
Carlisle Cos., Inc.	340	51,772	0.4
CBRE Group, Inc., Class A	5,187	277,764	2.0
CBS Corp. (Non-Voting), Class B	690	24,868	0.2
CDK Global, Inc.	930	47,002	0.3
CDW Corp.	3,625	463,674	3.3
Celanese Corp.	1,528	185,117	1.3
Celgene Corp.	4,555	492,077	3.5
Cerner Corp.	3,090	207,401	1.5
CF Industries Holdings, Inc.	940	42,629	0.3
CH Robinson Worldwide, Inc.	3,403	257,403	1.8
Chevron Corp.	1,660	192,792	1.4
Cincinnati Financial Corp.	1,410	159,626	1.1
Cintas Corp.	710	190,756	1.4
Citigroup, Inc.	3,860	277,380	2.0
Citizens Financial Group, Inc.	4,271	150,168	1.1
Citrix Systems, Inc.	9,871	1,074,557	7.6
CMS Energy Corp.	490	31,321	0.2
Colgate-Palmolive Co.	708	48,569	0.3
Columbia Sportswear Co.	950	85,928	0.6
Comcast Corp., Class A	7,515	336,822	2.4
Comerica, Inc.	1,677	109,709	0.8
Commerce Bancshares, Inc.	500	32,180	0.2
ConocoPhillips	2,837	156,602	1.1
Consolidated Edison, Inc.	1,570	144,785	1.0
Copart, Inc.	600	49,584	0.4
Corning, Inc.	1,238	36,682	0.3
Costco Wholesale Corp.	120	35,653	0.3
CSX Corp.	292	20,519	0.1
Cummins, Inc.	2,877	496,225	3.5
Darden Restaurants, Inc.	2,069	232,287	1.7
Delta Air Lines, Inc.	1,780	98,042	0.7
Devon Energy Corp.	17,883	362,667	2.6
Discover Financial Services	2,619	210,201	1.5
Discovery, Inc., Class C	10,115	255,303	1.8
Dover Corp.	3,383	351,460	2.5
DTE Energy Co.	1,010	128,593	0.9
Dunkin’ Brands Group, Inc.	2,790	219,350	1.6
Eaton Corp. plc	3,642	317,255	2.3
eBay, Inc.	13,385	471,821	3.4
Ecolab, Inc.	330	63,383	0.5
Eli Lilly & Co.	1,874	213,542	1.5
Encompass Health Corp.	1,233	78,937	0.6
Entergy Corp.	4,074	494,910	3.5

26

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
EOG Resources, Inc.	550	$38,121	0.3%
Estee Lauder Cos., Inc. (The), Class A	2,528	470,891	3.3
Euronet Worldwide, Inc.	730	102,251	0.7
Evergy, Inc.	601	38,410	0.3
Exelon Corp.	9,500	432,155	3.1
Expedia Group, Inc.	4,610	630,003	4.5
Expeditors International of Washington, Inc.	7,577	552,666	3.9
F5 Networks, Inc.	260	37,461	0.3
Fair Isaac Corp.	454	138,034	1.0
FleetCor Technologies, Inc.	340	100,035	0.7
Ford Motor Co.	9,320	80,059	0.6
Fortinet, Inc.	2,202	179,595	1.3
Fortune Brands Home & Security, Inc.	378	22,699	0.2
Fox Corp., Class A	4,370	139,071	1.0
Garmin Ltd.	3,921	367,594	2.6
General Mills, Inc.	1,740	88,496	0.6
General Motors Co.	7,389	274,575	2.0
Gilead Sciences, Inc.	3,574	227,700	1.6
Globe Life, Inc.	5,030	489,570	3.5
Graco, Inc.	4,813	217,548	1.5
Hartford Financial Services Group, Inc. (The)	10,502	599,454	4.3
HCA Healthcare, Inc.	5,148	687,464	4.9
HD Supply Holdings, Inc.	10,740	424,660	3.0
Henry Schein, Inc.	2,885	180,558	1.3
Hershey Co. (The)	2,070	304,021	2.2
Hewlett Packard Enterprise Co.	18,313	300,516	2.1
Hill-Rom Holdings, Inc.	471	49,309	0.4
Hilton Worldwide Holdings, Inc.	3,854	373,684	2.7
Hologic, Inc.	1,410	68,117	0.5
Home Depot, Inc. (The)	439	102,981	0.7
Honeywell International, Inc.	3,212	554,809	3.9
HP, Inc.	8,262	143,511	1.0
IDEX Corp.	1,551	241,227	1.7
IDEXX Laboratories, Inc.	691	196,942	1.4
Incyte Corp.	1,810	151,895	1.1
Ingersoll-Rand plc	3,631	460,738	3.3
International Paper Co.	1,460	63,773	0.5
Interpublic Group of Cos., Inc. (The)	10,893	236,923	1.7
Intuit, Inc.	787	202,653	1.4
Ionis Pharmaceuticals, Inc.	550	30,646	0.2
Jazz Pharmaceuticals plc	160	20,101	0.1
Johnson & Johnson	2,639	348,454	2.5
Jones Lang LaSalle, Inc.	169	24,762	0.2
Juniper Networks, Inc.	1,410	34,996	0.2
Kansas City Southern	510	71,798	0.5
Keysight Technologies, Inc.	2,790	281,539	2.0
L3Harris Technologies, Inc.	670	138,228	1.0
Lam Research Corp.	420	113,837	0.8
Liberty Media Corp-Liberty SiriusXM, Class C	7,779	351,533	2.5
Lincoln National Corp.	1,494	84,381	0.6
Loews Corp.	490	24,010	0.2
LPL Financial Holdings, Inc.	5,260	425,218	3.0
Lululemon Athletica, Inc.	1,174	239,813	1.7
LyondellBasell Industries NV, Class A	250	22,425	0.2
Macy’s, Inc.	3,070	46,541	0.3
Marathon Oil Corp.	14,390	165,917	1.2
Masco Corp.	1,189	54,991	0.4
Masimo Corp.	2,540	370,307	2.6

	Shares	Value	% of Basket Value

United States (continued)
Maxim Integrated Products, Inc.	3,479	$204,078	1.5%
McKesson Corp.	1,830	243,390	1.7
Medtronic plc	800	87,120	0.6
Merck & Co., Inc.	5,412	469,004	3.3
MetLife, Inc.	5,705	266,937	1.9
Mettler-Toledo International, Inc.	662	466,670	3.3
Micron Technology, Inc.	4,230	201,137	1.4
Microsoft Corp.	3,900	559,143	4.0
Mondelez International, Inc., Class A	8,635	452,906	3.2
Monster Beverage Corp.	2,510	140,886	1.0
Morgan Stanley	6,647	306,094	2.2
Motorola Solutions, Inc.	2,139	355,758	2.5
MSCI, Inc.	470	110,243	0.8
NetApp, Inc.	574	32,075	0.2
New Residential Investment Corp.	12,930	204,811	1.5
NIKE, Inc., Class B	7,371	660,073	4.7
Norfolk Southern Corp.	1,126	204,932	1.5
Norwegian Cruise Line Holdings Ltd.	5,620	285,271	2.0
NRG Energy, Inc.	10,056	403,447	2.9
NVR, Inc.	60	218,195	1.6
OGE Energy Corp.	3,428	147,610	1.1
Omnicom Group, Inc.	3,194	246,545	1.8
Oracle Corp.	1,126	61,356	0.4
PACCAR, Inc.	1,170	88,990	0.6
Parker-Hannifin Corp.	267	48,992	0.3
Paychex, Inc.	8,399	702,492	5.0
Pentair plc	141	5,847	0.0
PepsiCo, Inc.	3,120	427,970	3.0
Philip Morris International, Inc.	470	38,277	0.3
Phillips 66	2,268	264,948	1.9
Pinnacle West Capital Corp.	3,553	334,408	2.4
PPG Industries, Inc.	1,080	135,130	1.0
Procter & Gamble Co. (The)	70	8,716	0.1
Progressive Corp. (The)	1,070	74,579	0.5
PulteGroup, Inc.	2,430	95,353	0.7
Qorvo, Inc.	4,587	370,905	2.6
Quest Diagnostics, Inc.	810	82,013	0.6
Raymond James Financial, Inc.	1,170	97,683	0.7
Regeneron Pharmaceuticals, Inc.	1,204	368,761	2.6
Regions Financial Corp.	643	10,352	0.1
Reliance Steel & Aluminum Co.	2,690	312,148	2.2
Republic Services, Inc.	675	59,069	0.4
Robert Half International, Inc.	5,334	305,478	2.2
Roper Technologies, Inc.	620	208,915	1.5
Royal Caribbean Cruises Ltd.	610	66,386	0.5
Royal Gold, Inc.	1,400	161,616	1.1
Sealed Air Corp.	880	36,758	0.3
SEI Investments Co.	3,310	198,335	1.4
ServiceNow, Inc.	622	153,796	1.1
Snap-on, Inc.	190	30,907	0.2
Sonoco Products Co.	2,190	126,363	0.9
Southern Co. (The)	860	53,888	0.4
Southwest Airlines Co.	557	31,264	0.2
Starbucks Corp.	7,710	651,958	4.6
Starwood Property Trust, Inc.	1,540	37,884	0.3
STERIS plc	910	128,829	0.9
Stryker Corp.	2,828	611,612	4.3
Synchrony Financial	6,514	230,400	1.6
Synopsys, Inc.	4,046	549,245	3.9
Sysco Corp.	3,174	253,507	1.8
T Rowe Price Group, Inc.	3,378	391,172	2.8
Target Corp.	560	59,870	0.4
Teledyne Technologies, Inc.	2,093	689,853	4.9
Teradyne, Inc.	5,148	315,161	2.2
Texas Instruments, Inc.	9,890	1,166,921	8.3

CONSOLIDATED SCHEDULE OF INVESTMENTS	27

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Thermo Fisher Scientific, Inc.	595	$179,678	1.3%
TJX Cos., Inc. (The)	16,965	978,032	7.0
Toro Co. (The)	3,310	255,300	1.8
Tractor Supply Co.	3,948	375,139	2.7
Union Pacific Corp.	747	123,599	0.9
United Continental Holdings, Inc.	2,826	256,714	1.8
UnitedHealth Group, Inc.	160	40,432	0.3
US Bancorp	1,938	110,505	0.8
US Foods Holding Corp.	1,680	66,646	0.5
Varian Medical Systems, Inc.	2,389	288,615	2.1
VeriSign, Inc.	3,945	749,629	5.3
Verisk Analytics, Inc.	740	107,078	0.8
Verizon Communications, Inc.	1,960	118,521	0.8
Vertex Pharmaceuticals, Inc.	250	48,870	0.3
VF Corp.	2,090	171,986	1.2
Viacom, Inc., Class B	11,709	252,446	1.8
Visa, Inc., Class A	4,249	759,976	5.4
Vistra Energy Corp.	9,600	259,488	1.8
VMware, Inc., Class A	845	133,738	1.0
Voya Financial, Inc.	6,486	349,985	2.5
Vulcan Materials Co.	190	27,145	0.2
Walmart, Inc.	990	116,087	0.8
Waste Management, Inc.	2,677	300,386	2.1
West Pharmaceutical Services, Inc.	890	128,018	0.9
Western Union Co. (The)	1,440	36,086	0.3
WR Berkley Corp.	870	60,813	0.4
WW Grainger, Inc.	36	11,118	0.1
Xcel Energy, Inc.	4,010	254,675	1.8
Xerox Holdings Corp.	9,669	328,069	2.3
Xilinx, Inc.	1,520	137,925	1.0
Yum! Brands, Inc.	5,321	541,199	3.8
Zebra Technologies Corp., Class A	876	208,374	1.5
Zions Bancorp NA	4,983	241,526	1.7
Zoetis, Inc.	915	117,047	0.8

		58,599,764

Total Reference Entity — Long		119,776,273

Reference Entity — Short

Australia
Brambles Ltd.	(18,410)	(152,196)	(1.1)
Commonwealth Bank of Australia	(8,080)	(438,098)	(3.1)
Computershare Ltd.	(15,680)	(171,154)	(1.2)
Insurance Australia Group Ltd.	(82,540)	(452,242)	(3.2)
National Australia Bank Ltd.	(21,620)	(424,382)	(3.0)
Oil Search Ltd.	(42,469)	(209,597)	(1.5)
Ramsay Health Care Ltd.	(2,810)	(132,774)	(0.9)
South32 Ltd.	(26,570)	(46,496)	(0.3)
Sydney Airport	(14,630)	(88,606)	(0.6)
Transurban Group	(121,790)	(1,247,367)	(8.9)
Westpac Banking Corp.	(20,275)	(393,649)	(2.8)

		(3,756,561)

Austria
Raiffeisen Bank International AG	(6,656)	(163,999)	(1.2)

Belgium
Anheuser-Busch InBev SA/NV	(1,685)	(136,009)	(1.0)
Galapagos NV	(2,263)	(416,657)	(2.9)
Umicore SA	(8,354)	(344,853)	(2.4)

		(897,519)

Bermuda
RenaissanceRe Holdings Ltd.	(20)	(3,744)	(0.0)

	Shares	Value	% of Basket Value

Canada
Agnico Eagle Mines Ltd.	(9,270)	$(569,827)	(4.1)%
Barrick Gold Corp.	(10,520)	(182,627)	(1.3)
Brookfield Asset Management, Inc., Class A	(9,110)	(503,328)	(3.6)
Dollarama, Inc.	(2,820)	(94,871)	(0.7)
Enbridge, Inc.	(70)	(2,549)	(0.0)
Encana Corp.	(21,350)	(83,906)	(0.6)
Fairfax Financial Holdings Ltd.	(90)	(38,129)	(0.3)
Great-West Lifeco, Inc.	(1,620)	(39,396)	(0.3)
Inter Pipeline Ltd.	(12,820)	(215,208)	(1.5)
Loblaw Cos. Ltd.	(1,910)	(101,859)	(0.7)

		(1,831,700)

Chile
Antofagasta plc	(11,869)	(133,677)	(1.0)

China
BeiGene Ltd., ADR	(4,400)	(608,696)	(4.3)

Denmark
AP Moller — Maersk A/S, Class B	(220)	(280,632)	(2.0)
Chr Hansen Holding A/S	(850)	(65,259)	(0.5)
Danske Bank A/S	(14,510)	(207,356)	(1.5)
DSV PANALPINA A/S	(5,231)	(508,397)	(3.6)

		(1,061,644)

Finland
Elisa OYJ	(5,118)	(279,526)	(2.0)
Kone OYJ, Class B	(2,580)	(164,284)	(1.2)
Nokia OYJ	(105,273)	(386,459)	(2.7)
Nordea Bank Abp	(29,061)	(212,693)	(1.5)
Sampo OYJ, Class A	(6,630)	(271,696)	(1.9)
Stora Enso OYJ, Class R	(4,970)	(64,569)	(0.5)
Wartsila OYJ Abp	(40,387)	(426,679)	(3.0)

		(1,805,906)

France
Accor SA	(6,987)	(300,536)	(2.1)
Aeroports de Paris	(1,304)	(248,007)	(1.8)
Amundi SA	(3,708)	(265,001)	(1.9)
Atos SE	(5,360)	(415,972)	(3.0)
Cie Generale des Etablissements Michelin SCA	(2,190)	(266,648)	(1.9)
Edenred	(2,174)	(114,587)	(0.8)
Electricite de France SA	(7,177)	(74,144)	(0.5)
Faurecia SE	(5,360)	(250,141)	(1.8)
Iliad SA	(3,838)	(397,753)	(2.8)
Ipsen SA	(2,402)	(256,024)	(1.8)
L’Oreal SA	(340)	(99,301)	(0.7)
LVMH Moet Hennessy Louis Vuitton SE	(1,210)	(516,738)	(3.7)
Natixis SA	(23,903)	(109,818)	(0.8)
Orpea	(3,193)	(384,575)	(2.7)
Publicis Groupe SA	(1,030)	(44,330)	(0.3)
Remy Cointreau SA	(529)	(70,792)	(0.5)
Renault SA	(5,074)	(259,073)	(1.8)
SCOR SE	(7,735)	(326,256)	(2.3)
Societe Generale SA	(12,617)	(358,814)	(2.6)
Teleperformance	(841)	(190,809)	(1.4)
Thales SA	(1,830)	(178,900)	(1.3)
Valeo SA	(9,768)	(363,767)	(2.6)
Worldline SA/France	(2,280)	(138,732)	(1.0)

		(5,630,718)

Germany
Aroundtown SA	(11,840)	(100,079)	(0.7)
Commerzbank AG	(15,296)	(91,527)	(0.7)

28

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Germany (continued)
Continental AG	(1,860)	$(249,130)	(1.8)%
Daimler AG (Registered)	(2,362)	(138,066)	(1.0)
Delivery Hero SE	(12,200)	(572,457)	(4.1)
Deutsche Bank AG (Registered)	(137,163)	(994,670)	(7.1)
Deutsche Boerse AG	(310)	(48,006)	(0.3)
Deutsche Lufthansa AG	(25,150)	(435,679)	(3.1)
Deutsche Wohnen SE	(7,295)	(275,039)	(2.0)
Infineon Technologies AG	(10,761)	(208,427)	(1.5)
Innogy SE	(155)	(7,724)	(0.1)
KION Group AG	(4,793)	(318,916)	(2.3)
Porsche Automobil Holding SE (Preference)	(1,996)	(146,967)	(1.0)
Siemens Healthineers AG	(4,660)	(197,991)	(1.4)
thyssenkrupp AG	(62,910)	(897,134)	(6.4)
TUI AG	(22,920)	(299,846)	(2.1)
Uniper SE	(4,584)	(142,867)	(1.0)
United Internet AG (Registered)	(8,771)	(264,782)	(1.9)
Vonovia SE	(2,950)	(157,102)	(1.1)
Wirecard AG	(416)	(52,631)	(0.4)
Zalando SE	(6,787)	(294,264)	(2.1)

		(5,893,304)

Ireland
AerCap Holdings NV	(750)	(43,410)	(0.3)

Italy
Atlantia SpA	(5,129)	(126,717)	(0.9)
Davide Campari-Milano SpA	(5,430)	(49,806)	(0.4)
FinecoBank Banca Fineco SpA	(5,160)	(58,170)	(0.4)
Intesa Sanpaolo SpA	(16,430)	(41,171)	(0.3)
Poste Italiane SpA	(5,460)	(66,319)	(0.5)
Recordati SpA	(3,230)	(135,738)	(1.0)
Telecom Italia SpA	(130,910)	(76,621)	(0.5)
UniCredit SpA	(281)	(3,565)	(0.0)

		(558,107)

Japan
ANA Holdings, Inc.	(100)	(3,434)	(0.0)
Asahi Intecc Co. Ltd.	(4,000)	(110,062)	(0.8)
Bandai Namco Holdings, Inc.	(1,300)	(79,936)	(0.6)
Daifuku Co. Ltd.	(7,600)	(403,269)	(2.9)
Dai-ichi Life Holdings, Inc.	(23,400)	(381,406)	(2.7)
Daiichi Sankyo Co. Ltd.	(2,900)	(190,686)	(1.4)
Daikin Industries Ltd.	(300)	(41,988)	(0.3)
Daito Trust Construction Co. Ltd.	(800)	(106,016)	(0.7)
Daiwa House Industry Co. Ltd.	(4,600)	(158,356)	(1.1)
Daiwa Securities Group, Inc.	(33,200)	(149,228)	(1.1)
Disco Corp.	(1,000)	(218,238)	(1.5)
FamilyMart Co. Ltd.	(11,200)	(277,829)	(2.0)
FANUC Corp.	(3,200)	(631,198)	(4.5)
Idemitsu Kosan Co. Ltd.	(7,300)	(214,586)	(1.5)
Japan Post Insurance Co. Ltd.	(3,600)	(56,793)	(0.4)
JXTG Holdings, Inc.	(31,600)	(147,706)	(1.0)
Kansai Electric Power Co., Inc. (The)	(5,900)	(68,830)	(0.5)
Keyence Corp.	(1,000)	(632,296)	(4.5)
Komatsu Ltd.	(6,900)	(161,563)	(1.1)
Kubota Corp.	(21,000)	(333,548)	(2.4)
LINE Corp.	(1,900)	(69,895)	(0.5)
M3, Inc.	(4,500)	(107,835)	(0.8)
Makita Corp.	(14,100)	(474,195)	(3.4)
MINEBEA MITSUMI, Inc.	(2,500)	(47,479)	(0.3)
Mitsubishi Estate Co. Ltd.	(5,800)	(112,609)	(0.8)
Mitsui Fudosan Co. Ltd.	(11,900)	(304,436)	(2.2)
Murata Manufacturing Co. Ltd.	(3,100)	(168,789)	(1.2)
Nexon Co. Ltd.	(27,700)	(320,994)	(2.3)

	Shares	Value	% of Basket Value

Japan (continued)
Nidec Corp.	(1,300)	$(191,394)	(1.4)%
Nitori Holdings Co. Ltd.	(900)	(136,990)	(1.0)
Nomura Holdings, Inc.	(9,000)	(40,905)	(0.3)
Nomura Research Institute Ltd.	(6,800)	(144,369)	(1.0)
Obic Co. Ltd.	(1,100)	(137,726)	(1.0)
Ono Pharmaceutical Co. Ltd.	(3,300)	(62,162)	(0.4)
Oriental Land Co. Ltd.	(500)	(73,300)	(0.5)
Pan Pacific International Holdings Corp.	(20,500)	(322,698)	(2.3)
Rakuten, Inc.	(41,400)	(394,684)	(2.8)
Renesas Electronics Corp.	(34,900)	(236,262)	(1.7)
Resona Holdings, Inc.	(13,500)	(58,706)	(0.4)
Shimano, Inc.	(300)	(49,935)	(0.4)
Shimizu Corp.	(12,400)	(115,593)	(0.8)
Shin-Etsu Chemical Co. Ltd.	(300)	(33,450)	(0.2)
Shiseido Co. Ltd.	(1,600)	(131,917)	(0.9)
SMC Corp.	(800)	(345,633)	(2.5)
Softbank Corp.	(10,000)	(137,173)	(1.0)
SoftBank Group Corp.	(4,500)	(173,099)	(1.2)
Subaru Corp.	(6,600)	(189,140)	(1.3)
Sumitomo Metal Mining Co. Ltd.	(6,600)	(220,768)	(1.6)
Sumitomo Realty & Development Co. Ltd.	(1,100)	(39,928)	(0.3)
Suzuki Motor Corp.	(700)	(33,050)	(0.2)
Sysmex Corp.	(2,200)	(143,546)	(1.0)
Taisei Corp.	(8,300)	(327,297)	(2.3)
TDK Corp.	(1,700)	(167,745)	(1.2)
Terumo Corp.	(7,300)	(238,248)	(1.7)
Tokyo Electric Power Co. Holdings, Inc.	(19,700)	(91,234)	(0.6)
Tokyo Gas Co. Ltd.	(4,000)	(97,644)	(0.7)
Toshiba Corp.	(2,700)	(92,330)	(0.7)
Unicharm Corp.	(1,900)	(64,393)	(0.5)
Yaskawa Electric Corp.	(5,400)	(205,404)	(1.5)
Z Holdings Corp.	(23,200)	(71,426)	(0.5)

		(10,741,349)

Luxembourg
ArcelorMittal	(6,690)	(99,474)	(0.7)
Eurofins Scientific SE	(785)	(397,991)	(2.8)
SES SA, FDR	(9,385)	(181,927)	(1.3)

		(679,392)

Mexico
Fresnillo plc	(33,840)	(312,640)	(2.2)

Netherlands
ABN AMRO Bank NV, CVA	(10,870)	(202,618)	(1.4)
Aegon NV	(59,543)	(258,318)	(1.8)
NXP Semiconductors NV	(330)	(37,514)	(0.3)

		(498,450)

Norway
Mowi ASA	(9,409)	(229,692)	(1.6)
Norsk Hydro ASA	(47,352)	(167,321)	(1.2)

		(397,013)

Portugal
Jeronimo Martins SGPS SA	(8,460)	(142,159)	(1.0)

Russia
Evraz plc	(25,100)	(119,776)	(0.9)

South Africa
Anglo American plc	(8,540)	(219,795)	(1.6)
Mondi plc	(23,360)	(484,344)	(3.4)

		(704,139)

CONSOLIDATED SCHEDULE OF INVESTMENTS	29

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

South Korea
Amorepacific Corp.	(1,077)	$(177,181)	(1.3)%
Celltrion Healthcare Co. Ltd.	(7,599)	(357,743)	(2.5)
Celltrion, Inc.	(2,211)	(378,413)	(2.7)
Hyundai Motor Co.	(1,872)	(196,082)	(1.4)
Kakao Corp.	(1,095)	(132,881)	(0.9)
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(806)	(84,237)	(0.6)
LG Chem Ltd.	(728)	(192,079)	(1.4)
NAVER Corp.	(367)	(51,746)	(0.4)
Samsung Biologics Co. Ltd.	(2,340)	(799,388)	(5.7)
Samsung SDI Co. Ltd.	(1,716)	(334,870)	(2.4)
SK Innovation Co. Ltd.	(522)	(71,428)	(0.5)
S-Oil Corp.	(1,130)	(96,537)	(0.7)

		(2,872,585)

Spain
Amadeus IT Group SA	(1,590)	(117,626)	(0.8)
Banco Bilbao Vizcaya Argentaria SA	(18,530)	(97,595)	(0.7)
Bankia SA	(37,700)	(71,925)	(0.5)
CaixaBank SA	(67,513)	(193,600)	(1.4)
Cellnex Telecom SA	(13,985)	(603,437)	(4.3)
Ferrovial SA	(12,747)	(376,077)	(2.7)
Grifols SA	(2,330)	(75,167)	(0.5)
Industria de Diseno Textil SA	(7,430)	(231,525)	(1.7)
Naturgy Energy Group SA	(1,040)	(28,335)	(0.2)
Red Electrica Corp. SA	(2,210)	(44,416)	(0.3)

		(1,839,703)

Sweden
Alfa Laval AB	(10,540)	(243,951)	(1.7)
Assa Abloy AB, Class B	(1,290)	(30,635)	(0.2)
Boliden AB	(4,250)	(114,612)	(0.8)
Electrolux AB	(3,750)	(98,592)	(0.7)
Epiroc AB, Class A	(28,283)	(318,672)	(2.3)
Hexagon AB, Class B	(7,273)	(372,363)	(2.7)
ICA Gruppen AB	(10,224)	(452,430)	(3.2)
Skanska AB, Class B	(4,100)	(87,358)	(0.6)
Svenska Handelsbanken AB, Class A	(8,850)	(88,817)	(0.6)

		(1,807,430)

Switzerland
ABB Ltd. (Registered)	(10,740)	(225,540)	(1.6)
Baloise Holding AG (Registered)	(797)	(147,408)	(1.0)
Chocoladefabriken Lindt & Spruengli AG	(88)	(653,867)	(4.6)
Cie Financiere Richemont SA (Registered)	(340)	(26,718)	(0.2)
EMS-Chemie Holding AG	(210)	(131,565)	(0.9)
Givaudan SA (Registered)	(65)	(190,966)	(1.4)
Glencore plc	(175,123)	(528,588)	(3.8)
Julius Baer Group Ltd.	(6,183)	(273,806)	(1.9)
Kuehne + Nagel International AG (Registered)	(1,070)	(172,866)	(1.2)
Lonza Group AG (Registered)	(382)	(137,685)	(1.0)
SGS SA (Registered)	(60)	(156,486)	(1.1)
Sika AG (Registered)	(2,540)	(436,642)	(3.1)
Straumann Holding AG (Registered)	(90)	(80,413)	(0.6)
Swiss Re AG	(360)	(37,760)	(0.3)
UBS Group AG (Registered)	(40,772)	(482,544)	(3.4)

		(3,682,854)

United Arab Emirates
NMC Health plc	(3,723)	(105,535)	(0.7)

	Shares	Value	% of Basket Value

United Kingdom
AstraZeneca plc	(1,170)	$(114,095)	(0.8)%
Barratt Developments plc	(5,730)	(46,859)	(0.3)
Bunzl plc	(9,481)	(246,646)	(1.8)
Centrica plc	(162,250)	(152,688)	(1.1)
CNH Industrial NV	(640)	(6,968)	(0.0)
Coca-Cola European Partners plc	(2,995)	(160,262)	(1.1)
Croda International plc	(2,717)	(169,518)	(1.2)
Fiat Chrysler Automobiles NV	(36,456)	(565,753)	(4.0)
Hargreaves Lansdown plc	(11,969)	(274,848)	(2.0)
Imperial Brands plc	(2,190)	(48,039)	(0.3)
International Consolidated Airlines Group SA	(11,580)	(79,712)	(0.6)
Intertek Group plc	(1,440)	(99,844)	(0.7)
Johnson Matthey plc	(13,140)	(522,011)	(3.7)
Just Eat plc	(8,207)	(78,148)	(0.6)
Linde plc	(3,960)	(785,466)	(5.6)
London Stock Exchange Group plc	(1,661)	(149,687)	(1.1)
M&G plc	(17,204)	(47,646)	(0.3)
Melrose Industries plc	(92,756)	(256,349)	(1.8)
Micro Focus International plc	(12,350)	(169,506)	(1.2)
National Grid plc	(20,716)	(242,217)	(1.7)
Next plc	(1,310)	(111,725)	(0.8)
Ocado Group plc	(54,253)	(935,120)	(6.6)
Prudential plc	(17,204)	(300,500)	(2.1)
Reckitt Benckiser Group plc	(5,928)	(458,718)	(3.3)
Rolls-Royce Holdings plc	(21,037)	(193,577)	(1.4)
Rolls-Royce International Ltd., Class C	(967,702)	(1,254)	(0.0)
Royal Bank of Scotland Group plc	(119,980)	(331,653)	(2.4)
RSA Insurance Group plc	(50,720)	(343,136)	(2.4)
Smiths Group plc	(13,839)	(289,285)	(2.1)
Spirax-Sarco Engineering plc	(7,914)	(812,165)	(5.8)
SSE plc	(37,430)	(622,688)	(4.4)
St James’s Place plc	(26,750)	(360,806)	(2.6)
Standard Life Aberdeen plc	(79,940)	(314,297)	(2.2)
Taylor Wimpey plc	(48,810)	(104,683)	(0.7)
Vodafone Group plc	(52,730)	(107,607)	(0.8)
Whitbread plc	(5,770)	(303,714)	(2.2)

		(9,807,190)

United States
3M Co.	(650)	(107,243)	(0.8)
Activision Blizzard, Inc.	(4,007)	(224,512)	(1.6)
Advanced Micro Devices, Inc.	(8,789)	(298,211)	(2.1)
Alaska Air Group, Inc.	(2,493)	(173,089)	(1.2)
Allergan plc	(4,498)	(792,143)	(5.6)
Alliance Data Systems Corp.	(820)	(82,000)	(0.6)
Altria Group, Inc.	(2,561)	(114,707)	(0.8)
American Airlines Group, Inc.	(13,606)	(408,996)	(2.9)
American International Group, Inc.	(1,136)	(60,163)	(0.4)
Amphenol Corp., Class A	(4,125)	(413,861)	(2.9)
Aon plc	(1,960)	(378,594)	(2.7)
Apache Corp.	(4,580)	(99,203)	(0.7)
Aptiv plc	(4,595)	(411,482)	(2.9)
Aqua America, Inc.	(8,280)	(375,332)	(2.7)
Aramark	(4,600)	(201,296)	(1.4)
Archer-Daniels-Midland Co.	(5,050)	(212,302)	(1.5)
Arista Networks, Inc.	(1,162)	(284,190)	(2.0)
Arthur J Gallagher & Co.	(900)	(82,098)	(0.6)
Assurant, Inc.	(617)	(77,785)	(0.6)
AT&T, Inc.	(2,619)	(100,805)	(0.7)
Atlassian Corp. plc, Class A	(5,028)	(607,332)	(4.3)
Baker Hughes Co.	(4,655)	(99,617)	(0.7)
Ball Corp.	(2,660)	(186,120)	(1.3)

30

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Bank of New York Mellon Corp. (The)	(2,520)	$(117,810)	(0.8)%
Bausch Health Cos., Inc.	(8,216)	(204,085)	(1.5)
BB&T Corp.	(7,410)	(393,101)	(2.8)
Becton Dickinson and Co.	(1,802)	(461,312)	(3.3)
Berkshire Hathaway, Inc., Class B	(140)	(29,761)	(0.2)
BioMarin Pharmaceutical, Inc.	(1,755)	(128,484)	(0.9)
Bio-Techne Corp.	(1,743)	(362,840)	(2.6)
Black Knight, Inc.	(1,630)	(104,646)	(0.7)
Boston Scientific Corp.	(2,197)	(91,615)	(0.7)
Brown-Forman Corp., Class B	(4,399)	(288,222)	(2.0)
Bunge Ltd.	(6,647)	(358,938)	(2.6)
CarMax, Inc.	(480)	(44,722)	(0.3)
Carnival Corp.	(5,220)	(223,886)	(1.6)
Carnival plc	(810)	(32,414)	(0.2)
Caterpillar, Inc.	(1,152)	(158,746)	(1.1)
Cboe Global Markets, Inc.	(660)	(75,999)	(0.5)
CenturyLink, Inc.	(4,540)	(58,748)	(0.4)
Ceridian HCM Holding, Inc.	(7,480)	(360,910)	(2.6)
Charles Schwab Corp. (The)	(530)	(21,576)	(0.2)
Cheniere Energy, Inc.	(5,818)	(358,098)	(2.5)
Chubb Ltd.	(4,716)	(718,813)	(5.1)
Church & Dwight Co., Inc.	(1,716)	(120,017)	(0.9)
Cigna Corp.	(2,720)	(485,411)	(3.5)
Clorox Co. (The)	(570)	(84,183)	(0.6)
CME Group, Inc.	(2,522)	(518,901)	(3.7)
Cognex Corp.	(7,039)	(362,438)	(2.6)
Cognizant Technology Solutions Corp., Class A	(204)	(12,432)	(0.1)
Conagra Brands, Inc.	(8,643)	(233,793)	(1.7)
Concho Resources, Inc.	(3,842)	(259,412)	(1.8)
Constellation Brands, Inc., Class A	(260)	(49,486)	(0.4)
Continental Resources, Inc.	(9,057)	(266,910)	(1.9)
Cooper Cos., Inc. (The)	(378)	(109,998)	(0.8)
CoStar Group, Inc.	(70)	(38,466)	(0.3)
Coty, Inc., Class A	(32,992)	(385,676)	(2.7)
Crown Holdings, Inc.	(6,044)	(440,245)	(3.1)
CVS Health Corp.	(3,914)	(259,850)	(1.8)
Deere & Co.	(647)	(112,669)	(0.8)
Diamondback Energy, Inc.	(3,515)	(301,446)	(2.1)
DISH Network Corp., Class A	(2,850)	(97,983)	(0.7)
DocuSign, Inc.	(4,833)	(319,896)	(2.3)
Dominion Energy, Inc.	(3,030)	(250,127)	(1.8)
Domino’s Pizza, Inc.	(120)	(32,594)	(0.2)
DR Horton, Inc.	(5,129)	(268,606)	(1.9)
Duke Energy Corp.	(1,880)	(177,209)	(1.3)
DuPont de Nemours, Inc.	(3,920)	(258,367)	(1.8)
DXC Technology Co.	(590)	(16,325)	(0.1)
East West Bancorp, Inc.	(800)	(34,336)	(0.2)
Edison International	(2,350)	(147,815)	(1.1)
Edwards Lifesciences Corp.	(120)	(28,606)	(0.2)
Elanco Animal Health, Inc.	(560)	(15,131)	(0.1)
Elastic NV	(11,490)	(827,395)	(5.9)
Electronic Arts, Inc.	(4,790)	(461,756)	(3.3)
Equifax, Inc.	(290)	(39,646)	(0.3)
Everest Re Group Ltd.	(390)	(100,265)	(0.7)
Eversource Energy	(2,159)	(180,795)	(1.3)
Exact Sciences Corp.	(1,440)	(125,280)	(0.9)
Exxon Mobil Corp.	(1,300)	(87,841)	(0.6)
Facebook, Inc., Class A	(210)	(40,247)	(0.3)
FedEx Corp.	(1,450)	(221,357)	(1.6)
Ferguson plc	(1,675)	(143,034)	(1.0)
Fidelity National Financial, Inc.	(11,079)	(507,861)	(3.6)
Fidelity National Information Services, Inc.	(2,090)	(275,378)	(2.0)

	Shares	Value	% of Basket Value

United States (continued)
First Republic Bank	(1,418)	$(150,818)	(1.1)%
First Solar, Inc.	(2,619)	(135,638)	(1.0)
FirstEnergy Corp.	(6,490)	(313,597)	(2.2)
Fiserv, Inc.	(1,280)	(135,859)	(1.0)
Flowserve Corp.	(2,795)	(136,508)	(1.0)
Fortive Corp.	(2,590)	(178,710)	(1.3)
Franklin Resources, Inc.	(3,600)	(99,180)	(0.7)
Freeport-McMoRan, Inc.	(84,090)	(825,764)	(5.9)
Gartner, Inc.	(1,062)	(163,633)	(1.2)
GCI Liberty, Inc., Class A	(850)	(59,483)	(0.4)
General Electric Co.	(43,099)	(430,128)	(3.1)
Global Payments, Inc.	(650)	(109,967)	(0.8)
GoDaddy, Inc., Class A	(1,804)	(117,314)	(0.8)
Guidewire Software, Inc.	(3,291)	(371,027)	(2.6)
Halliburton Co.	(16,940)	(326,095)	(2.3)
Hess Corp.	(6,406)	(421,195)	(3.0)
Hormel Foods Corp.	(5,731)	(234,341)	(1.7)
Huntington Bancshares, Inc.	(13,620)	(192,451)	(1.4)
Huntington Ingalls Industries, Inc.	(540)	(121,856)	(0.9)
IAC/InterActiveCorp	(450)	(102,263)	(0.7)
Illinois Tool Works, Inc.	(1,590)	(268,042)	(1.9)
Illumina, Inc.	(280)	(82,746)	(0.6)
Intercontinental Exchange, Inc.	(4,119)	(388,504)	(2.8)
International Flavors & Fragrances, Inc.	(3,741)	(456,439)	(3.2)
Intuitive Surgical, Inc.	(389)	(215,098)	(1.5)
Invesco Ltd.	(14,456)	(243,150)	(1.7)
IPG Photonics Corp.	(4,021)	(539,940)	(3.8)
IQVIA Holdings, Inc.	(3,713)	(536,231)	(3.8)
Jack Henry & Associates, Inc.	(3,130)	(443,083)	(3.1)
Jacobs Engineering Group, Inc.	(2,458)	(230,020)	(1.6)
JB Hunt Transport Services, Inc.	(3,205)	(376,780)	(2.7)
JM Smucker Co. (The)	(670)	(70,806)	(0.5)
Johnson Controls International plc	(3,490)	(151,222)	(1.1)
Keurig Dr Pepper, Inc.	(13,138)	(369,966)	(2.6)
KeyCorp	(8,360)	(150,229)	(1.1)
Kimberly-Clark Corp.	(530)	(70,426)	(0.5)
Kinder Morgan, Inc.	(9,967)	(199,141)	(1.4)
Kohl’s Corp.	(750)	(38,445)	(0.3)
Kraft Heinz Co. (The)	(6,770)	(218,874)	(1.6)
Kroger Co. (The)	(4,820)	(118,765)	(0.8)
L Brands, Inc.	(3,700)	(63,048)	(0.4)
Laboratory Corp. of America Holdings	(346)	(57,010)	(0.4)
Lamb Weston Holdings, Inc.	(780)	(60,871)	(0.4)
Las Vegas Sands Corp.	(2,270)	(140,377)	(1.0)
Lennar Corp., Class A	(3,651)	(217,600)	(1.5)
Liberty Broadband Corp., Class C	(5,177)	(611,248)	(4.3)
Liberty Media Corp-Liberty Formula One, Class C	(3,292)	(139,910)	(1.0)
Live Nation Entertainment, Inc.	(2,170)	(152,985)	(1.1)
LKQ Corp.	(11,140)	(378,649)	(2.7)
Lowe’s Cos., Inc.	(330)	(36,831)	(0.3)
Marathon Petroleum Corp.	(490)	(31,336)	(0.2)
Markel Corp.	(137)	(160,427)	(1.1)
MarketAxess Holdings, Inc.	(866)	(319,199)	(2.3)
Marsh & McLennan Cos., Inc.	(1,350)	(139,887)	(1.0)
Martin Marietta Materials, Inc.	(1,611)	(421,937)	(3.0)
Marvell Technology Group Ltd.	(2,800)	(68,292)	(0.5)
McDonald’s Corp.	(390)	(76,713)	(0.5)
Microchip Technology, Inc.	(2,842)	(267,972)	(1.9)
Middleby Corp. (The)	(1,100)	(133,045)	(0.9)
Mohawk Industries, Inc.	(5,026)	(720,628)	(5.1)
Molina Healthcare, Inc.	(1,430)	(168,225)	(1.2)
Moody’s Corp.	(530)	(116,966)	(0.8)

CONSOLIDATED SCHEDULE OF INVESTMENTS	31

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Mosaic Co. (The)	(3,180)	$(63,218)	(0.4)%
Mylan NV	(11,516)	(220,531)	(1.6)
Nasdaq, Inc.	(900)	(89,793)	(0.6)
National Oilwell Varco, Inc.	(1,380)	(31,216)	(0.2)
Netflix, Inc.	(788)	(226,479)	(1.6)
Neurocrine Biosciences, Inc.	(940)	(93,521)	(0.7)
Newell Brands, Inc.	(13,182)	(250,063)	(1.8)
NextEra Energy, Inc.	(270)	(64,352)	(0.5)
Nielsen Holdings plc	(5,987)	(120,698)	(0.9)
Nordson Corp.	(1,680)	(263,441)	(1.9)
Nucor Corp.	(1,590)	(85,622)	(0.6)
NVIDIA Corp.	(636)	(127,849)	(0.9)
Old Republic International Corp.	(752)	(16,800)	(0.1)
ONEOK, Inc.	(8,164)	(570,092)	(4.1)
Palo Alto Networks, Inc.	(590)	(134,160)	(1.0)
Paycom Software, Inc.	(131)	(27,710)	(0.2)
People’s United Financial, Inc.	(4,800)	(77,616)	(0.6)
PerkinElmer, Inc.	(1,840)	(158,166)	(1.1)
PG&E Corp.	(28,430)	(175,413)	(1.2)
Pilgrim’s Pride Corp.	(3,480)	(105,653)	(0.8)
Pool Corp.	(450)	(93,330)	(0.7)
Post Holdings, Inc.	(2,410)	(247,989)	(1.8)
PPL Corp.	(3,750)	(125,588)	(0.9)
PRA Health Sciences, Inc.	(1,040)	(101,618)	(0.7)
Principal Financial Group, Inc.	(4,010)	(214,054)	(1.5)
PVH Corp.	(1,800)	(156,888)	(1.1)
QIAGEN NV	(6,839)	(204,611)	(1.5)
QUALCOMM, Inc.	(1,590)	(127,900)	(0.9)
Raytheon Co.	(170)	(36,076)	(0.3)
ResMed, Inc.	(986)	(145,849)	(1.0)
RingCentral, Inc., Class A	(1,710)	(276,199)	(2.0)
Rollins, Inc.	(9,840)	(375,002)	(2.7)
Ross Stores, Inc.	(640)	(70,189)	(0.5)
RPM International, Inc.	(490)	(35,491)	(0.3)
Sage Therapeutics, Inc.	(2,020)	(274,013)	(1.9)
Sarepta Therapeutics, Inc.	(4,867)	(404,253)	(2.9)
Sempra Energy	(784)	(113,296)	(0.8)
Sensata Technologies Holding plc	(2,175)	(111,338)	(0.8)
Service Corp. International	(3,870)	(176,008)	(1.3)
ServiceMaster Global Holdings, Inc.	(3,291)	(132,891)	(0.9)
Sirius XM Holdings, Inc.	(45,570)	(306,230)	(2.2)
Splunk, Inc.	(1,020)	(122,359)	(0.9)
Square, Inc., Class A	(6,887)	(423,068)	(3.0)
SS&C Technologies Holdings, Inc.	(3,091)	(160,763)	(1.1)
Stanley Black & Decker, Inc.	(1,129)	(170,852)	(1.2)
State Street Corp.	(2,342)	(154,736)	(1.1)
SunTrust Banks, Inc.	(910)	(62,189)	(0.4)
SVB Financial Group	(617)	(136,653)	(1.0)
Symantec Corp.	(1,860)	(42,557)	(0.3)
Take-Two Interactive Software, Inc.	(2,100)	(252,735)	(1.8)
Targa Resources Corp.	(17,876)	(695,019)	(4.9)
TD Ameritrade Holding Corp.	(2,140)	(82,133)	(0.6)
Teleflex, Inc.	(38)	(13,202)	(0.1)
Tiffany & Co.	(1,300)	(161,863)	(1.2)
T-Mobile US, Inc.	(1,510)	(124,817)	(0.9)
TransUnion	(1,529)	(126,326)	(0.9)
Travelers Cos., Inc. (The)	(360)	(47,182)	(0.3)
Twilio, Inc., Class A	(2,100)	(202,776)	(1.4)
Twitter, Inc.	(3,472)	(104,056)	(0.7)
Tyler Technologies, Inc.	(580)	(155,742)	(1.1)
Tyson Foods, Inc., Class A	(1,600)	(132,464)	(0.9)
United Parcel Service, Inc., Class B	(1,520)	(175,058)	(1.2)
Universal Display Corp.	(510)	(102,092)	(0.7)
Universal Health Services, Inc., Class B	(300)	(41,238)	(0.3)

	Shares	Value	% of Basket Value

United States (continued)
Vail Resorts, Inc.	(979)	$(227,490)	(1.6)%
Wabtec Corp.	(7,710)	(534,843)	(3.8)
Walgreens Boots Alliance, Inc.	(2,665)	(145,989)	(1.0)
Walt Disney Co. (The)	(6,993)	(908,531)	(6.5)
Wayfair, Inc., Class A	(810)	(66,606)	(0.5)
WEC Energy Group, Inc.	(850)	(80,240)	(0.6)
Wells Fargo & Co.	(14,239)	(735,160)	(5.2)
Western Digital Corp.	(7,239)	(373,894)	(2.7)
Westlake Chemical Corp.	(3,580)	(226,220)	(1.6)
Williams Cos., Inc. (The)	(3,214)	(71,704)	(0.5)
Willis Towers Watson plc	(875)	(163,538)	(1.2)
Workday, Inc., Class A	(372)	(60,324)	(0.4)
WRKCo, Inc.	(4,927)	(184,122)	(1.3)
Wynn Resorts Ltd.	(4,175)	(506,594)	(3.6)
Xylem, Inc.	(2,278)	(174,700)	(1.2)
Zayo Group Holdings, Inc.	(8,960)	(305,894)	(2.2)
Zendesk, Inc.	(11,507)	(812,970)	(5.8)
Zimmer Biomet Holdings, Inc.	(2,550)	(352,487)	(2.5)

		(49,614,272)

Total Reference Entity — Short		(105,713,472)

Net Value of Reference Entity — Credit Suisse International		$14,062,801

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of October 31, 2019, expiration date 02/17/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Austria
OMV AG	934	54,603	23.5

France
Legrand SA	246	19,219	8.3
Orange SA	2,444	39,335	16.9

		58,554

Germany
Hannover Rueck SE	1	177	0.1
HOCHTIEF AG	1,648	205,906	88.5

		206,083

Italy
Eni SpA	6,072	92,118	39.6

Japan
AGC, Inc.	200	7,032	3.0
Kirin Holdings Co. Ltd.	900	19,093	8.2
Mazda Motor Corp.	4,600	42,229	18.2
Mitsui & Co. Ltd.	5,300	91,022	39.1
ORIX Corp.	6,900	108,433	46.6
Sumitomo Chemical Co. Ltd.	29,000	132,657	57.0
Yamaha Corp.	100	4,657	2.0

		405,123

Netherlands
NN Group NV	1,186	45,254	19.4

Singapore
Mapletree Industrial Trust	2,300	4,308	1.8

32

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Spain
ACS Actividades de Construccion y Servicios SA	3	$122	0.0%
Aena SME SA	261	47,910	20.6

		48,032

Sweden
Volvo AB, Class B	7,569	113,427	48.7

United Kingdom
easyJet plc	149	2,390	1.0
Experian plc	1,500	47,282	20.3

		49,672

Total Reference Entity — Long		1,077,174

Reference Entity — Short

Denmark
Chr Hansen Holding A/S	(472)	(36,238)	(15.6)

France
Amundi SA	(798)	(57,031)	(24.5)
Iliad SA	(255)	(26,427)	(11.4)
Remy Cointreau SA	(398)	(53,262)	(22.9)

		(136,720)

Japan
Nidec Corp.	(1,000)	(147,226)	(63.2)
Ono Pharmaceutical Co. Ltd.	(4,000)	(75,347)	(32.4)
Shin-Etsu Chemical Co. Ltd.	(200)	(22,300)	(9.6)
Sumitomo Metal Mining Co. Ltd.	(7,400)	(247,528)	(106.4)
Sysmex Corp.	(700)	(45,674)	(19.6)
Yamaha Corp.	(100)	(4,657)	(2.0)

		(542,732)

Netherlands
NN Group NV	(1,186)	(45,254)	(19.4)

Norway
Norsk Hydro ASA	(3,376)	(11,929)	(5.1)

United Kingdom
CNH Industrial NV	(6,353)	(69,169)	(29.7)
easyJet plc	(151)	(2,422)	(1.0)

		(71,591)

Total Reference Entity — Short		(844,464)

Net Value of Reference Entity — Deutsche Bank AG		$232,710

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of October 31, 2019, expiration date 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

France
Arkema SA	2,572	263,213	50.0
Legrand SA	40	3,125	0.6
Orange SA	5,407	87,023	16.5

		353,361

Italy
Eni SpA	1,963	29,781	5.7

	Shares	Value	% of Basket Value

Japan
AGC, Inc.	5,600	$196,896	37.4%
Kirin Holdings Co. Ltd.	2,800	59,400	11.3
MEIJI Holdings Co. Ltd.	300	21,623	4.1
Mitsubishi Heavy Industries Ltd.	100	4,047	0.8
ORIX Corp.	6,900	108,433	20.6
Sumitomo Corp.	1,100	17,867	3.4

		408,266

Singapore
Mapletree Industrial Trust	59,600	111,641	21.2

South Korea
HDC Holdings Co. Ltd.	1	10	0.0
POSCO	411	74,574	14.1
Shinhan Financial Group Co. Ltd.	4,633	168,804	32.1

		243,388

United Kingdom
Experian plc	6,407	201,957	38.4

United States
Ally Financial, Inc.	518	15,866	3.0
American Financial Group, Inc.	1,122	116,733	22.2
Avery Dennison Corp.	809	103,439	19.7
Commerce Bancshares, Inc.	1	64	0.0
Estee Lauder Cos., Inc. (The), Class A	469	87,361	16.6
Fortive Corp.	1	69	0.0
Globe Life, Inc.	128	12,458	2.4
Graco, Inc.	1,710	77,292	14.7
Omnicom Group, Inc.	23	1,775	0.3

		415,057

Total Reference Entity — Long		1,763,451

Reference Entity — Short

France
Amundi SA	(1,651)	(117,992)	(22.4)
Electricite de France SA	(4,111)	(42,470)	(8.1)

		(160,462)

Germany
Deutsche Wohnen SE	(468)	(17,645)	(3.4)

Hong Kong
AIA Group Ltd.	(6,200)	(61,741)	(11.7)
WH Group Ltd.	(3,000)	(3,167)	(0.6)

		(64,908)

Japan
Nidec Corp.	(2,600)	(382,787)	(72.7)
Shimano, Inc.	(200)	(33,290)	(6.3)
SoftBank Group Corp.	(1,000)	(38,466)	(7.3)
Sumitomo Metal Mining Co. Ltd.	(1,800)	(60,210)	(11.5)

		(514,753)

Taiwan
Delta Electronics, Inc.	(19,792)	(86,896)	(16.5)
Hon Hai Precision Industry Co. Ltd.	(70,037)	(184,975)	(35.1)

		(271,871)

United States
Arthur J Gallagher & Co.	(218)	(19,886)	(3.8)
Cognex Corp.	(1,918)	(98,758)	(18.8)
Lennar Corp., Class B	(1)	(47)	(0.0)

CONSOLIDATED SCHEDULE OF INVESTMENTS	33

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

Shares		Value	% of Basket Value

United States (continued)
Nordson Corp.	(566)	$(88,754)	(16.9)%

		(207,445)

Total Reference Entity — Short		$(1,237,084)

Net Value of Reference Entity — JPMorgan Chase Bank NA		$526,367

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	Taiwan New Dollar

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

CDI	Crest Depository Interests

CVA	Certification Van Aandelon (Dutch Certificate)

EMMI	European Money Markets Institute

FDR	Fiduciary Depositary Receipt

HIBOR	Hong Kong Interbank Offer Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

RBOB	Reformulated Gasoline Blend Stock for Oxygen Blending

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

SONIA	Sterling Overnight Interbank Average Rate

34

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Total Factor Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$—	$36,014,828	$—	$36,014,828
Short-Term Securities:
Money Market Funds	11,701,173	—	—	11,701,173
U.S. Treasury Obligations	—	191,922,314	—	191,922,314

	$11,701,173	$227,937,142	$—	$239,638,315

Derivative Financial Instruments(b)
Assets:
Commodity contracts	$771,059	$—	$—	$771,059
Credit contracts	—	94,663	—	94,663
Equity contracts	522,794	1,620,158	—	2,142,952
Foreign currency exchange contracts	—	2,631,117	—	2,631,117
Interest rate contracts	740,085	—	—	740,085
Liabilities:
Commodity contracts	(1,109,488)	—	—	(1,109,488)
Credit contracts	—	(88,359)	—	(88,359)
Equity contracts	(1,140,251)	(338,436)	—	(1,478,687)
Foreign currency exchange contracts	—	(3,598,396)	—	(3,598,396)
Interest rate contracts	(3,920,582)	—	—	(3,920,582)

	$(4,136,383)	$320,747	$—	$(3,815,636)

(a)	See above Consolidated Schedule of Investments for values in each security type.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

CONSOLIDATED SCHEDULE OF INVESTMENTS	35